united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-23373

Exchange Place Advisors Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)     (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2025

Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS for the six months ended November 30, 2025, originally filed with the Securities and Exchange Commission on February 6, 2026 (Accession Number 0001580642-26-000876). The purpose of this amendment is to include the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (Series Identifier S000089356). Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSRS filing.

Item 1. Reports to Stockholders.

(a)

North Square Small Cap Value Fund

Class I (DRISX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Small Cap Value Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.11%

Fund Statistics

Net Assets	$180,115,019
Number of Portfolio Holdings	75
Advisory Fee	$754,804
Portfolio Turnover	24%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Whitecap Resources, Inc.	2.6%
Hancock Whitney Corp.	2.4%
First American Government Obligations Fund, Class X	2.3%
DNOW, Inc.	2.2%
OFG Bancorp	2.2%
Cathay General Bancorp	2.1%
Knowles Corp.	2.1%
Pan American Silver Corp.	2.1%
EnerSys	2.0%
Ameris Bancorp	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Short-Term Investments	2.3%
Consumer Discretionary	4.7%
Utilities	5.2%
Health Care	7.3%
Real Estate	7.3%
Materials	9.2%
Energy	11.6%
Technology	13.3%
Industrials	19.3%
Financials	19.7%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Small Cap Value Fund - Class I (DRISX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-DRISX

North Square Small Cap Value Fund

Investor Class (DRSVX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Small Cap Value Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.36%

Fund Statistics

Net Assets	$180,115,019
Number of Portfolio Holdings	75
Advisory Fee	$754,804
Portfolio Turnover	24%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Whitecap Resources, Inc.	2.6%
Hancock Whitney Corp.	2.4%
First American Government Obligations Fund, Class X	2.3%
DNOW, Inc.	2.2%
OFG Bancorp	2.2%
Cathay General Bancorp	2.1%
Knowles Corp.	2.1%
Pan American Silver Corp.	2.1%
EnerSys	2.0%
Ameris Bancorp	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Short-Term Investments	2.3%
Consumer Discretionary	4.7%
Utilities	5.2%
Health Care	7.3%
Real Estate	7.3%
Materials	9.2%
Energy	11.6%
Technology	13.3%
Industrials	19.3%
Financials	19.7%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Small Cap Value Fund - Investor Class (DRSVX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-DRSVX

North Square Altrinsic International Equity Fund

Class I  (NSIVX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Altrinsic International Equity Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.97%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
36.0%
Industrials
12.4%
Health Care
11.8%
Consumer Staples
10.7%
Consumer Discretionary
7.9%
Technology
7.5%
Short-Term Investments
3.4%
Energy
3.3%
Materials
3.3%
Communications
1.8%
Real Estate
1.2%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.2%
Communications	1.8%
Materials	3.3%
Energy	3.3%
Short-Term Investments	3.4%
Technology	7.5%
Consumer Discretionary	7.9%
Consumer Staples	10.7%
Health Care	11.8%
Industrials	12.4%
Financials	36.0%

Fund Statistics

Net Assets	$85,115,471
Number of Portfolio Holdings	69
Advisory Fee (net of waivers)	$336,688
Portfolio Turnover	16%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chubb Ltd.	3.3%
Deutsche Boerse AG	2.8%
Everest Re Group, Ltd.	2.6%
Suzuki Motor Corp.	2.5%
GSK PLC	2.4%
Sumitomo Mitsui Trust Holdings, Inc.	2.4%
Sony Group Corp.	2.4%
Medtronic PLC	2.2%
KB Financial Group, Inc.	2.2%
TotalEnergies SE	2.2%

Country Weighting (% of net assets)

United Kingdom 14.1%
Japan 13.6%
France 11.5%
Germany 10.4%
Ireland 7.5%
Switzerland 6.2%
Netherlands 5.7%
Korea (Republic Of) 4.7%
Bermuda 4.1%
Mexico 3.7%
United States 4.1%
China 1.8%
India 1.4%
Sweden 1.4%
Hong Kong 1.2%
Israel 1.2%
Norway 1.2%
Belgium 1.1%
Canada 1.1%
Spain 1.0%
Italy 0.8%
Brazil 0.8%
Indonesia 0.8%
South Africa 0.6%

Value	Value
South Africa	0.6%
Indonesia	0.8%
Brazil	0.8%
Italy	0.8%
Spain	1.0%
Canada	1.1%
Belgium	1.1%
Norway	1.2%
Israel	1.2%
Hong Kong	1.2%
Sweden	1.4%
India	1.4%
China	1.8%
United States	4.1%
Mexico	3.7%
Bermuda	4.1%
Korea (Republic Of)	4.7%
Netherlands	5.7%
Switzerland	6.2%
Ireland	7.5%
Germany	10.4%
France	11.5%
Japan	13.6%
United Kingdom	14.1%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Altrinsic International Equity Fund - Class I (NSIVX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-NSIVX

North Square Core Plus Bond Fund

Class I (STTIX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Core Plus Bond Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.58%

Fund Statistics

Net Assets	$22,973,131
Number of Portfolio Holdings	257
Advisory Fee (net of waivers)	$0
Portfolio Turnover	82%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	3.4%
United States Treasury Note/Bond	1.6%
United States Treasury Note/Bond	1.5%
United States Treasury Note/Bond	1.5%
United States Treasury Note/Bond	1.3%
United States Treasury Note	1.3%
Ginnie Mae II Pool	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Purchased Options	0.3%
Real Estate	0.5%
Technology	1.7%
Consumer Staples	1.9%
Industrials	2.0%
Materials	2.0%
Consumer Discretionary	2.3%
Health Care	2.4%
Short-Term Investments	3.4%
Communications	3.6%
Energy	4.5%
Utilities	6.4%
Financials	11.7%
Asset Backed Securities	12.6%
U.S. Government & Agencies	21.8%
Mortgage Backed Securities	23.4%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreements (the “current sub-advisory agreement”) between the Adviser and sub-advisers to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the respective sub-adviser, with substantially identical terms to the current sub-advisory agreements with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreements with the sub-advisers were entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreements pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreements will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Core Plus Bond Fund - Class I (STTIX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-STTIX

North Square Dynamic Small Cap Fund

Class A (ORSAX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.24%

Fund Statistics

Net Assets	$612,652,137
Number of Portfolio Holdings	238
Advisory Fee (net of waivers)	$2,129,047
Portfolio Turnover	125%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NEXTracker, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.6%
Primoris Services Corp.	1.6%
Mueller Industries, Inc.	1.5%
Portland General Electric Co.	1.5%
Balchem Corp.	1.4%
Watts Water Technologies, Inc., Class A	1.3%
Matson, Inc.	1.3%
American Healthcare REIT, Inc.	1.2%
EnerSys	1.2%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	0.4%
Short-Term Investments	0.8%
Communications	1.1%
Utilities	2.4%
Consumer Staples	3.0%
Real Estate	4.1%
Materials	4.7%
Energy	6.9%
Consumer Discretionary	10.1%
Financials	11.6%
Technology	13.8%
Health Care	19.1%
Industrials	22.0%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreements (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approved the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the corresponding current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026. The Special Shareholder Meeting was adjourned again until January 23, 2026, whereby shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Dynamic Small Cap Fund - Class A (ORSAX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ORSAX

North Square Dynamic Small Cap Fund

Class I  (ORSIX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.99%

Fund Statistics

Net Assets	$612,652,137
Number of Portfolio Holdings	238
Advisory Fee (net of waivers)	$2,129,047
Portfolio Turnover	125%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NEXTracker, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.6%
Primoris Services Corp.	1.6%
Mueller Industries, Inc.	1.5%
Portland General Electric Co.	1.5%
Balchem Corp.	1.4%
Watts Water Technologies, Inc., Class A	1.3%
Matson, Inc.	1.3%
American Healthcare REIT, Inc.	1.2%
EnerSys	1.2%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	0.4%
Short-Term Investments	0.8%
Communications	1.1%
Utilities	2.4%
Consumer Staples	3.0%
Real Estate	4.1%
Materials	4.7%
Energy	6.9%
Consumer Discretionary	10.1%
Financials	11.6%
Technology	13.8%
Health Care	19.1%
Industrials	22.0%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreements (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approved the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the corresponding current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026. The Special Shareholder Meeting was adjourned again until January 23, 2026, whereby shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Dynamic Small Cap Fund - Class I (ORSIX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ORSIX

North Square Kennedy MicroCap Fund

Class I  (NKMCX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Kennedy MicroCap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.47%

Fund Statistics

Net Assets	$24,633,028
Number of Portfolio Holdings	131
Advisory Fee (net of waivers)	$113,058
Portfolio Turnover	48%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	3.2%
Artivion, Inc.	3.0%
QCR Holdings, Inc.	2.7%
TriMas Corp.	2.2%
Northeast Bank	2.0%
Third Coast Bancshares, Inc.	1.9%
Red Violet, Inc.	1.7%
Nature's Sunshine Products, Inc.	1.6%
REV Group, Inc.	1.6%
Materion Corp.	1.5%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.3%
Consumer Discretionary	2.8%
Short-Term Investments	3.2%
Consumer Staples	3.3%
Real Estate	4.0%
Energy	5.7%
Materials	6.1%
Industrials	13.1%
Technology	14.9%
Financials	22.3%
Health Care	22.4%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Kennedy MicroCap Fund - Class I (NKMCX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-NKMCX

North Square McKee Bond Fund

Class I  (NMKYX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

Fund Statistics

Net Assets	$190,995,298
Number of Portfolio Holdings	340
Advisory Fee (net of waivers)	$86,422
Portfolio Turnover	107%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 3.750%	2.5%
United States Treasury Note/Bond, 4.000%	2.3%
United States Treasury Note/Bond, 3.625%	2.2%
United States Treasury Note/Bond, 3.125%	2.0%
United States Treasury Note/Bond, 4.625%	2.0%
United States Treasury Note/Bond, 3.875%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note, 4.125%	2.0%
United States Treasury Note/Bond, 3.750%	2.0%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Real Estate	0.2%
Health Care	1.4%
Consumer Staples	1.4%
Communications	2.0%
Consumer Discretionary	2.0%
Technology	2.3%
Industrials	2.6%
Energy	2.6%
Asset Backed Securities	2.8%
Utilities	3.1%
Short-Term Investments	6.1%
Financials	6.4%
U.S. Government & Agencies	34.1%
Mortgage Backed Securities	36.3%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square McKee Bond Fund - Class I (NMKYX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-NMKYX

North Square McKee Bond Fund

Class R6 (NMKBX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$14	0.28%

Fund Statistics

Net Assets	$190,995,298
Number of Portfolio Holdings	340
Advisory Fee (net of waivers)	$86,422
Portfolio Turnover	107%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 3.750%	2.5%
United States Treasury Note/Bond, 4.000%	2.3%
United States Treasury Note/Bond, 3.625%	2.2%
United States Treasury Note/Bond, 3.125%	2.0%
United States Treasury Note/Bond, 4.625%	2.0%
United States Treasury Note/Bond, 3.875%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note/Bond, 3.500%	2.0%
United States Treasury Note, 4.125%	2.0%
United States Treasury Note/Bond, 3.750%	2.0%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Real Estate	0.2%
Health Care	1.4%
Consumer Staples	1.4%
Communications	2.0%
Consumer Discretionary	2.0%
Technology	2.3%
Industrials	2.6%
Energy	2.6%
Asset Backed Securities	2.8%
Utilities	3.1%
Short-Term Investments	6.1%
Financials	6.4%
U.S. Government & Agencies	34.1%
Mortgage Backed Securities	36.3%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square McKee Bond Fund - Class R6 (NMKBX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-NMKBX

North Square Multi Strategy Fund

Class A  (ORILX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.89%

Fund Statistics

Net Assets	$39,315,808
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$25,717
Portfolio Turnover	7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Altrinsic International Equity Fund, Class I	15.0%
North Square Dynamic Small Cap Fund, Class I	13.7%
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	12.9%
Vanguard® Dividend Appreciation ETF	11.9%
Vanguard® Growth ETF	8.9%
North Square McKee Bond, Class I	7.9%
Vanguard® Value ETF	6.0%
Invesco® S&P 500® GARP ETF	5.1%
North Square Select Small Cap Fund, Class I	4.6%
iShares MSCI EAFE ETF	3.6%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.1%
Fixed Income	10.8%
Equity	88.2%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

The Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and CSM, with substantially identical terms to the current sub-advisory agreement with respect to the Fund, except that, the advisory fee structure and rate to be paid pursuant to the new advisory agreement and the sub-advisory fee rate for the Fund that will be paid by the Adviser to the sub-adviser pursuant to the new sub-advisory agreement will change. The advisory fee payable by the Fund under the current advisory agreement is 0.50% for fund assets invested in non-affiliated investments and 0.00% for fund assets invested in affiliated investments. The advisory fee payable under the new advisory agreement is 0.20% for all fund assets, regardless of whether they are invested in non-affiliated or affiliated investments.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the corresponding current investment advisory agreement (including with respect to the fee rates) except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

The special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which shareholders were being asked to vote on the new advisory agreement with respect to the Fund, was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. The Fund’s shareholders have not yet approved the relevant new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Funds approve the relevant new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Multi Strategy Fund - Class A (ORILX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ORILX

North Square Multi Strategy Fund

Class I (PORYX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.66%

Fund Statistics

Net Assets	$39,315,808
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$25,717
Portfolio Turnover	7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Altrinsic International Equity Fund, Class I	15.0%
North Square Dynamic Small Cap Fund, Class I	13.7%
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	12.9%
Vanguard® Dividend Appreciation ETF	11.9%
Vanguard® Growth ETF	8.9%
North Square McKee Bond, Class I	7.9%
Vanguard® Value ETF	6.0%
Invesco® S&P 500® GARP ETF	5.1%
North Square Select Small Cap Fund, Class I	4.6%
iShares MSCI EAFE ETF	3.6%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.1%
Fixed Income	10.8%
Equity	88.2%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

The Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and CSM, with substantially identical terms to the current sub-advisory agreement with respect to the Fund, except that, the advisory fee structure and rate to be paid pursuant to the new advisory agreement and the sub-advisory fee rate for the Fund that will be paid by the Adviser to the sub-adviser pursuant to the new sub-advisory agreement will change. The advisory fee payable by the Fund under the current advisory agreement is 0.50% for fund assets invested in non-affiliated investments and 0.00% for fund assets invested in affiliated investments. The advisory fee payable under the new advisory agreement is 0.20% for all fund assets, regardless of whether they are invested in non-affiliated or affiliated investments.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the corresponding current investment advisory agreement (including with respect to the fee rates) except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

The special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which shareholders were being asked to vote on the new advisory agreement with respect to the Fund, was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. The Fund’s shareholders have not yet approved the relevant new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Funds approve the relevant new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Multi Strategy Fund - Class I (PORYX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-PORYX

North Square Preferred and Income Securities Fund

Class I  (ORDNX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Preferred and Income Securities Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Fund Statistics

Net Assets	$367,363,774
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$1,285,342
Portfolio Turnover	52%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X, 3.910%,	5.9%
Nordea Bank Abp, 6.750%, 11/10/88	3.3%
Energy Transfer LP, 6.625%, 02/15/72	3.2%
Rogers Communications, Inc., 7.125%, 04/15/55	3.2%
Citizens Financial Group, Inc., 4.000%, 10/6/71	3.1%
NiSource, Inc., 6.375%, 03/31/55	3.1%
Vistra Corp., 8.875%, 12/31/49	3.0%
Exelon Corp., 6.500%, 03/15/55	2.9%
Citigroup, Inc., 6.950%, 02/15/80	2.8%
Royal Bank of Canada, 6.500%, 11/24/85	2.7%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Exchange-Traded Funds	1.3%
Health Care	1.4%
Materials	1.7%
Short-Term Investments	5.9%
Communications	8.9%
Energy	13.5%
Utilities	32.7%
Financials	33.0%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. Shareholders have not yet approved the new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Fund approve the new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Preferred and Income Securities Fund - Class I (ORDNX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ORDNX

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

(QTPI) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-514-7733. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	$31	0.60%

Fund Statistics

  Net Assets$21,481,147
  Number of Portfolio Holdings46
  Advisory Fee $49,714
  Portfolio Turnover5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co., 6.875%, 03/01/74	3.2%
Citigroup, Inc., 7.625%, 02/15/72	3.2%
Wells Fargo & Co., 7.625%, 09/15/73	3.0%
Goldman Sachs Group, Inc. (The), 7.500%, 08/18/70	3.0%
PNC Financial Services Group, Inc. (The), 6.250%, 06/15/73	2.9%
Bank of America Corp., 6.300%, 12/29/49	2.8%
US Bancorp, 5.300%, 12/29/49	2.8%
State Street Corp., 6.700%, 03/15/74	2.8%
Bank of New York Mellon Corp. (The), 6.300%, 03/20/74	2.8%
Dominion Energy, Inc., 4.350%, 12/09/71	2.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.9%
Consumer Discretionary	2.6%
Communications	2.7%
Energy	5.3%
Utilities	7.5%
Financials	78.0%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (QTPI) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-QTPI

North Square Select Small Cap Fund

Class I  (ADVGX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Select Small Cap Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.94%

Fund Statistics

Net Assets	$24,762,858
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$74,877
Portfolio Turnover	23%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Daily Journal Corp.	5.9%
TriMas Corp.	4.7%
Pursuit Attractions and Hospitality, Inc.	4.6%
Openlane, Inc.	4.5%
Nicolet Bankshares, Inc.	4.3%
Performance Food Group Co.	4.2%
Myers Industries, Inc.	4.1%
Arcosa, Inc.	3.8%
JBT Marel Corp.	3.7%
Bel Fuse, Inc., Class B	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	2.5%
Short-Term Investments	2.8%
Real Estate	2.9%
Consumer Staples	7.3%
Materials	12.1%
Technology	15.2%
Financials	16.7%
Consumer Discretionary	19.6%
Industrials	20.8%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Select Small Cap Fund - Class I (ADVGX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ADVGX

North Square Spectrum Alpha Fund

Class A  (ORIGX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.96%

Fund Statistics

Net Assets	$73,237,496
Number of Portfolio Holdings	5
Advisory Fee	$73,587
Portfolio Turnover	3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	52.6%
North Square Select Small Cap Fund, Class I	27.0%
North Square Kennedy MicroCap Fund, Class I	18.6%
iShares® Russell 2000 ETF	1.4%
First American Treasury Obligations Fund, Class X	0.5%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Mutual Funds	98.3%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreements (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approved the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the corresponding current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026. The Special Shareholder Meeting was adjourned again until January 23, 2026, whereby shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Spectrum Alpha Fund - Class A (ORIGX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ORIGX

North Square Spectrum Alpha Fund

Class I (ORIYX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.73%

Fund Statistics

Net Assets	$73,237,496
Number of Portfolio Holdings	5
Advisory Fee	$73,587
Portfolio Turnover	3%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	52.6%
North Square Select Small Cap Fund, Class I	27.0%
North Square Kennedy MicroCap Fund, Class I	18.6%
iShares® Russell 2000 ETF	1.4%
First American Treasury Obligations Fund, Class X	0.5%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Mutual Funds	98.3%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreements (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approved the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the corresponding current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026. The Special Shareholder Meeting was adjourned again until January 23, 2026, whereby shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Spectrum Alpha Fund - Class I (ORIYX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ORIYX

North Square Strategic Income Fund

Class A  (ADVAX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Strategic Income Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%

Fund Statistics

Net Assets	$749,159,001
Number of Portfolio Holdings	207
Advisory Fee (net of waivers)	$1,320,384
Portfolio Turnover	39%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%	2.6%
Exelon Corp., 6.500%	1.4%
Freddie Mac Pool, 4.500%	1.3%
Freddie Mac Pool, 3.500%	1.3%
Freddie Mac Pool, 5.000%	1.2%
Fannie Mae Pool, 5.500%	1.1%
Fannie Mae Pool, 4.000%	1.0%
Fannie Mae Pool, 6.000%	1.0%
Fannie Mae Pool, 2.500%	1.0%
Fannie Mae Pool, 5.500%	1.0%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.0%
Purchased Options	0.5%
Consumer Discretionary	0.6%
Non U.S. Treasury	0.9%
Exchange-Traded Funds	0.9%
U.S. Government & Agencies	2.6%
Communications	2.8%
Energy	3.7%
Materials	5.9%
Financials	10.2%
Utilities	10.4%
Asset Backed Securities	13.2%
Mortgage Backed Securities	42.3%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval, was adjourned until January 7, 2026, whereby shareholders of the North Square Strategic Income Fund approved the new advisory agreement. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Strategic Income Fund - Class A (ADVAX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ADVAX

North Square Strategic Income Fund

Class I  (ADVNX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Strategic Income Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%

Fund Statistics

Net Assets	$749,159,001
Number of Portfolio Holdings	207
Advisory Fee (net of waivers)	$1,320,384
Portfolio Turnover	39%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.250%	2.6%
Exelon Corp., 6.500%	1.4%
Freddie Mac Pool, 4.500%	1.3%
Freddie Mac Pool, 3.500%	1.3%
Freddie Mac Pool, 5.000%	1.2%
Fannie Mae Pool, 5.500%	1.1%
Fannie Mae Pool, 4.000%	1.0%
Fannie Mae Pool, 6.000%	1.0%
Fannie Mae Pool, 2.500%	1.0%
Fannie Mae Pool, 5.500%	1.0%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.0%
Purchased Options	0.5%
Consumer Discretionary	0.6%
Non U.S. Treasury	0.9%
Exchange-Traded Funds	0.9%
U.S. Government & Agencies	2.6%
Communications	2.8%
Energy	3.7%
Materials	5.9%
Financials	10.2%
Utilities	10.4%
Asset Backed Securities	13.2%
Mortgage Backed Securities	42.3%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval, was adjourned until January 7, 2026, whereby shareholders of the North Square Strategic Income Fund approved the new advisory agreement. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Strategic Income Fund - Class I (ADVNX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ADVNX

North Square Tactical Defensive Fund

Class A (ETFRX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.95%

Fund Statistics

Net Assets	$54,269,388
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$322,710
Portfolio Turnover	52%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	54.5%
State Street®SPDR® Portfolio S&P 500® ETF	24.7%
SPDR® Portfolio Developed World ex-US ETF	13.5%
SPDR® Portfolio Emerging Markets ETF	4.7%
SPDR® Portfolio S&P 600® Small Cap ETF	2.6%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	45.5%
Short-Term Investments	54.5%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. Shareholders have not yet approved the new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Fund approve the new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Defensive Fund - Class A (ETFRX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ETFRX

North Square Tactical Defensive Fund

Class C (ETFZX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	2.70%

Fund Statistics

Net Assets	$54,269,388
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$322,710
Portfolio Turnover	52%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	54.5%
State Street®SPDR® Portfolio S&P 500® ETF	24.7%
SPDR® Portfolio Developed World ex-US ETF	13.5%
SPDR® Portfolio Emerging Markets ETF	4.7%
SPDR® Portfolio S&P 600® Small Cap ETF	2.6%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	45.5%
Short-Term Investments	54.5%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. Shareholders have not yet approved the new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Fund approve the new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Defensive Fund - Class C (ETFZX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ETFZX

North Square Tactical Defensive Fund

Class I (ETFWX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.70%

Fund Statistics

Net Assets	$54,269,388
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$322,710
Portfolio Turnover	52%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	54.5%
State Street®SPDR® Portfolio S&P 500® ETF	24.7%
SPDR® Portfolio Developed World ex-US ETF	13.5%
SPDR® Portfolio Emerging Markets ETF	4.7%
SPDR® Portfolio S&P 600® Small Cap ETF	2.6%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	45.5%
Short-Term Investments	54.5%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. Shareholders have not yet approved the new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Fund approve the new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Defensive Fund - Class I (ETFWX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ETFWX

North Square Tactical Growth Fund

Class A  (ETFAX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.54%

Fund Statistics

Net Assets	$578,935,769
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$2,953,751
Portfolio Turnover	18%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	23.2%
Vanguard Growth ETF	16.5%
Invesco QQQ Trust, Series 1	16.4%
SPDR® S&P 500® ETF Trust	15.3%
Vanguard Value ETF	11.7%
iShares® MSCI Eurozone ETF	7.8%
iShares® 3-7 Year Treasury Bond ETF	3.9%
iShares® MSCI Canada ETF	3.2%
VanEck Gold Miners ETF	2.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	23.2%
Exchange-Traded Funds	76.9%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. Shareholders have not yet approved the new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Fund approve the new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Growth Fund - Class A (ETFAX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ETFAX

North Square Tactical Growth Fund

Class C (ETFCX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.29%

Fund Statistics

Net Assets	$578,935,769
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$2,953,751
Portfolio Turnover	18%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	23.2%
Vanguard Growth ETF	16.5%
Invesco QQQ Trust, Series 1	16.4%
SPDR® S&P 500® ETF Trust	15.3%
Vanguard Value ETF	11.7%
iShares® MSCI Eurozone ETF	7.8%
iShares® 3-7 Year Treasury Bond ETF	3.9%
iShares® MSCI Canada ETF	3.2%
VanEck Gold Miners ETF	2.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	23.2%
Exchange-Traded Funds	76.9%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. Shareholders have not yet approved the new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Fund approve the new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Growth Fund - Class C (ETFCX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ETFCX

North Square Tactical Growth Fund

Class I  (ETFOX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2025, to November 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.30%

Fund Statistics

Net Assets	$578,935,769
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$2,953,751
Portfolio Turnover	18%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	23.2%
Vanguard Growth ETF	16.5%
Invesco QQQ Trust, Series 1	16.4%
SPDR® S&P 500® ETF Trust	15.3%
Vanguard Value ETF	11.7%
iShares® MSCI Eurozone ETF	7.8%
iShares® 3-7 Year Treasury Bond ETF	3.9%
iShares® MSCI Canada ETF	3.2%
VanEck Gold Miners ETF	2.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	23.2%
Exchange-Traded Funds	76.9%

Material Fund Changes

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of the Fund approve the new advisory agreement with respect to the Fund at a special shareholder meeting of the Fund. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the current investment advisory agreement except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreement that the sub-adviser will not be paid by the Adviser until the Adviser receives its payment under the interim investment advisory agreement.

A joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, at which the new advisory agreement with respect to the Fund was being considered for shareholder approval was adjourned until January 7, 2026, and then adjourned again until January 23, 2026. The Special Shareholder Meeting has been further adjourned until February 11, 2026. Shareholders have not yet approved the new advisory agreement for the Fund, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of the Fund approve the new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. There is no assurance that the shareholders of the Fund will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-etf-literature-and-morningstar-ratings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Growth Fund - Class I (ETFOX)

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-ETFOX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

NORTH SQUARE SPECTRUM ALPHA FUND

NORTH SQUARE DYNAMIC SMALL CAP FUND

NORTH SQUARE MULTI STRATEGY FUND

NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND

NORTH SQUARE TACTICAL GROWTH FUND

NORTH SQUARE TACTICAL DEFENSIVE FUND

NORTH SQUARE CORE PLUS BOND FUND

NORTH SQUARE KENNEDY MICROCAP FUND

NORTH SQUARE SELECT SMALL CAP FUND

NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND

NORTH SQUARE MCKEE BOND FUND

NORTH SQUARE STRATEGIC INCOME FUND

NORTH SQUARE SMALL CAP VALUE FUND

November 30, 2025

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	64
Statements of Operations	69
Statements of Changes in Net Assets	73
Financial Highlights	82
Notes to Financial Statements	105
Additional Information	131

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Spectrum Alpha Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.4%
4,000	iShares® Russell 2000 ETF	$995,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $886,625)	995,000

	MUTUAL FUNDS — 98.3%
2,351,339	North Square Dynamic Small Cap Fund, Class I(a)(b)	38,561,955
981,464	North Square Kennedy MicroCap Fund, Class I(a)	13,612,909
1,461,074	North Square Select Small Cap Fund, Class I(a)(c)	19,841,384
	TOTAL MUTUAL FUNDS (Cost $57,152,370)	72,016,248

	SHORT-TERM INVESTMENTS — 0.5%
357,594	First American Treasury Obligations Fund, Class X, 3.91%(d)	357,594
	TOTAL SHORT-TERM INVESTMENTS (Cost $357,594)	357,594
	TOTAL INVESTMENTS — 100.2% (Cost $58,396,589)	$73,368,842
	Liabilities in Excess of Other Assets — (0.2)%	(131,346)
	NET ASSETS — 100.00%	$73,237,496

(a)	Affiliated Company. See Note 10.
(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2025, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 52.7% of the Fund.
(c)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2025, the percentage of net assets invested in North Square Select Small Cap Fund, Class I was 27.1 % of the Fund.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ETF - Exchange-Traded Funds

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 98.8%
	COMMUNICATIONS — 1.1%
	ADVERTISING & MARKETING — 0.5%
68,842	Magnite, Inc.(a)	$1,011,289
142,818	QuinStreet, Inc.(a)	1,993,739
		3,005,028
	ENTERTAINMENT CONTENT — 0.2%
76,733	AMC Networks, Inc., Class A(a)	684,458
159,679	CuriosityStream, Inc.	768,056
		1,452,514
	INTERNET MEDIA & SERVICES — 0.1%
160,286	Nextdoor Holdings, Inc.(a)	280,501

	TELECOMMUNICATIONS — 0.3%
35,620	IDT Corp., Class B	1,772,808

	TOTAL COMMUNICATIONS	6,510,851

	CONSUMER DISCRETIONARY — 10.1%
	APPAREL & TEXTILE PRODUCTS — 0.4%
57,270	Levi Strauss & Co., Class A	1,261,658
26,544	Rocky Brands, Inc.	806,141
		2,067,799
	AUTOMOTIVE — 1.9%
31,929	Dorman Products, Inc.(a)	4,223,249
325,759	Garrett Motion, Inc.	5,384,796
89,190	Microvast Holdings, Inc.(a)	313,949
3,000	Modine Manufacturing Co.(a)	486,390
44,550	Motorcar Parts of America, Inc.(a)	587,169
21,678	Standard Motor Products, Inc.	813,792
		11,809,345
	CONSUMER SERVICES — 2.9%
34,290	Adtalem Global Education, Inc.(a)	3,173,883
399,212	Coursera, Inc.(a)	3,173,735
34,330	Grand Canyon Education, Inc.(a)	5,415,214
114,070	Laureate Education, Inc.(a)	3,524,763
31,526	Stride, Inc.(a)	2,002,847
79,810	Udemy, Inc.(a)	405,435
		17,695,877
	E-COMMERCE DISCRETIONARY — 1.0%
253,450	Revolve Group, Inc.(a)	6,125,887

	HOME CONSTRUCTION — 2.1%
53,348	Interface, Inc.	1,488,943
33,000	M/I Homes, Inc.(a)	4,540,470
95,680	Taylor Morrison Home Corp.(a)	5,998,179

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	CONSUMER DISCRETIONARY (continued)
	HOME CONSTRUCTION (continued)
29,950	Tri Pointe Homes, Inc.(a)	$1,021,894
		13,049,486
	LEISURE FACILITIES & SERVICES — 1.1%
115,590	Lindblad Expeditions Holdings, Inc.(a)	1,390,548
472,620	Super Group (SGHC) Ltd.	5,118,474
		6,509,022
	LEISURE PRODUCTS — 0.2%
213,620	Peloton Interactive, Inc., Class A(a)	1,450,480

	RETAIL - DISCRETIONARY — 0.5%
5,200	Sonic Automotive, Inc., Class A	327,756
35,160	Urban Outfitters, Inc.(a)	2,604,301
		2,932,057
	TOTAL CONSUMER DISCRETIONARY	61,639,953

	CONSUMER STAPLES — 3.0%
	BEVERAGES — 1.1%
11,600	Coca-Cola Consolidated, Inc.	1,890,220
94,742	Vita Coco Co., Inc. (The)(a)	5,060,170
		6,950,390
	FOOD — 1.2%
355,941	Dole PLC	5,154,026
4,673	Marzetti Co. (The)	780,110
41,953	Nature’s Sunshine Products, Inc.(a)	863,393
197,137	SunOpta, Inc.(a)	741,235
		7,538,764
	TOBACCO & CANNABIS — 0.5%
32,230	Turning Point Brands, Inc.	3,228,157

	WHOLESALE - CONSUMER STAPLES — 0.2%
13,610	Chefs’ Warehouse, Inc. (The)(a)	834,565

	TOTAL CONSUMER STAPLES	18,551,876

	ENERGY — 6.9%
	OIL & GAS PRODUCERS — 2.4%
143,336	Berry Corp. (bry)	485,909
78,680	California Resources Corp.	3,759,330
408,911	Clean Energy Fuels Corp.(a)	891,426
138,753	PBF Energy, Inc., Class A	4,784,204
238,400	SM Energy Co.	4,541,520
20,648	Summit Midstream Corp.(a)	517,026
		14,979,415

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	ENERGY (continued)
	OIL & GAS SERVICES & EQUIPMENT — 2.4%
66,414	Bristow Group, Inc.(a)	$2,491,189
134,292	Flotek Industries, Inc.(a)	1,919,033
12,211	Forum Energy Technologies, Inc.(a)	383,425
96,282	Matrix Service Co.(a)	1,125,536
70,956	NPK International, Inc.(a)	873,468
178,730	Oceaneering International, Inc.(a)	4,361,012
126,443	Oil States International, Inc.(a)	796,591
625,460	Transocean Ltd.(a)	2,758,279
		14,708,533
	RENEWABLE ENERGY — 2.1%
119,140	American Superconductor Corp.(a)	3,704,063
52,030	EnerSys	7,446,013
157,109	Green Plains, Inc.(a)	1,622,936
		12,773,012
	TOTAL ENERGY	42,460,960

	FINANCIALS — 11.6%
	ASSET MANAGEMENT — 0.7%
12,210	Acadian Asset Management, Inc.	547,496
30,694	FrontView REIT, Inc.	469,004
18,162	Oppenheimer Holdings, Inc., Class A	1,235,561
10,486	Virtus Investment Partners, Inc.	1,673,461
		3,925,522
	BANKING — 6.0%
78,593	Axos Financial, Inc.(a)	6,458,773
74,290	Bank OZK	3,418,826
6,988	Bankwell Financial Group, Inc.	320,749
42,720	California BanCorp(a)	829,195
32,345	Customers Bancorp, Inc.(a)	2,228,571
11,220	Hanmi Financial Corp.	309,896
43,281	Kearny Financial Corp.	297,341
64,121	Live Oak Bancshares, Inc.	2,046,742
4,760	Metropolitan Bank Holding Corp.	355,144
52,420	Midland States Bancorp, Inc.	852,349
77,120	OFG Bancorp	3,063,978
24,819	Orrstown Financial Services, Inc.	887,527
35,872	Peapack Gladstone Financial Corp.	968,544
46,003	Shore Bancshares, Inc.	803,672
23,908	Southern Missouri Bancorp, Inc.	1,345,781
115,600	Synovus Financial Corp.	5,571,920
70,660	Texas Capital Bancshares, Inc.(a)	6,371,412
16,747	Univest Financial Corp.	532,555
		36,662,975

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	FINANCIALS (continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.9%
610,850	BGC Group, Inc., Class A	$5,314,395
152,460	Marex Group PLC	5,304,083
34,610	Virtu Financial, Inc., Class A	1,237,654
		11,856,132
	INSURANCE — 2.5%
67,660	Jackson Financial, Inc.	6,631,357
55,140	Kemper Corp.	2,245,301
14,816	Mercury General Corp.	1,379,666
102,970	NMI Holdings, Inc., Class A(a)	3,928,305
4,770	Selective Insurance Group, Inc.	374,731
45,511	Tiptree, Inc.	854,697
		15,414,057
	SPECIALTY FINANCE — 0.5%
33,940	Applied Digital Corp.(a)	919,774
27,800	LendingClub Corp.(a)	503,180
154,700	Rithm Capital Corp.	1,777,503
		3,200,457
	TOTAL FINANCIALS	71,059,143

	HEALTH CARE — 19.1%
	BIOTECH & PHARMA — 12.4%
180,002	Acadia Pharmaceuticals, Inc.(a)	4,507,250
33,243	Axsome Therapeutics, Inc.(a)	5,036,314
84,360	BridgeBio Pharma, Inc.(a)	6,074,764
2,570	Cidara Therapeutics, Inc.(a)	565,092
91,271	Cogent Biosciences, Inc.(a)	3,670,920
23,680	Collegium Pharmaceutical, Inc.(a)	1,105,382
51,275	Day One Biopharmaceuticals, Inc.(a)	486,600
67,398	Entrada Therapeutics, Inc.(a)	692,177
125,747	Fortrea Holdings, Inc.(a)	1,598,244
1,045,595	Geron Corp.(a)	1,233,802
175,462	Gossamer Bio, Inc.(a)	586,043
54,840	Guardant Health, Inc.(a)	5,945,753
115,220	Harmony Biosciences Holdings, Inc.(a)	4,066,114
160,357	Keros Therapeutics, Inc.(a)	2,803,040
55,630	Mirum Pharmaceuticals, Inc.(a)	4,063,771
238,771	Niagen Bioscience, Inc.(a)	1,616,480
29,597	Praxis Precision Medicines, Inc.(a)	5,814,627
225,425	Prothena Corp. PLC(a)	2,423,319
50,050	Rhythm Pharmaceuticals, Inc.(a)	5,459,955
286,050	Syndax Pharmaceuticals, Inc.(a)	5,669,511
128,440	TG Therapeutics, Inc.(a)	4,271,914
31,720	Travere Therapeutics, Inc.(a)	1,123,205

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	HEALTH CARE (continued)
	BIOTECH & PHARMA (continued)
45,785	Ultragenyx Pharmaceutical, Inc.(a)	$1,591,029
20,840	UroGen Pharma Ltd.(a)	600,400
48,540	Viridian Therapeutics, Inc.(a)	1,551,338
137,629	Zymeworks, Inc.(a)	3,676,071
		76,233,115
	HEALTH CARE FACILITIES & SERVICES — 1.9%
284,949	Aveanna Healthcare Holdings, Inc.(a)	2,661,424
13,190	BrightSpring Health Services, Inc.(a)	476,951
111,189	Pennant Group, Inc. (The)(a)	3,079,935
184,290	Progyny, Inc.(a)	4,859,727
53,959	Select Medical Holdings Corp.	835,825
		11,913,862
	MEDICAL EQUIPMENT & DEVICES — 4.8%
31,782	10X Genomics, Inc., Class A(a)	597,819
281,720	Adaptive Biotechnologies Corp.(a)	5,538,615
73,713	AtriCure, Inc.(a)	2,662,514
236,682	Cerus Corp.(a)	416,560
38,030	Glaukos Corp.(a)	4,042,209
24,486	iRadimed Corp.	2,282,585
30,459	LeMaitre Vascular, Inc.	2,526,574
69,422	NeuroPace, Inc.(a)	1,135,744
238,810	NovoCure Ltd.(a)	3,059,156
167,680	SI-BONE, Inc.(a)	3,263,053
87,520	Tactile Systems Technology, Inc.(a)	2,250,139
116,976	Varex Imaging Corp.(a)	1,353,412
		29,128,380
	TOTAL HEALTH CARE	117,275,357

	INDUSTRIALS — 22.0%
	AEROSPACE & DEFENSE — 0.7%
104,340	Leonardo DRS, Inc.	3,565,298
78,660	Ondas Holdings, Inc.(a)	621,414
		4,186,712
	COMMERCIAL SUPPORT SERVICES — 2.4%
48,160	Brink’s Co. (The)	5,409,813
27,190	CorVel Corp.(a)	1,989,764
5,024	CRA International, Inc.	885,932
9,119	Huron Consulting Group, Inc.(a)	1,501,079
215,392	Legalzoom.com, Inc.(a)	2,009,607
26,101	Willdan Group, Inc.(a)	2,633,591
		14,429,786

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	INDUSTRIALS (continued)
	ELECTRICAL EQUIPMENT — 5.7%
132,170	Atmus Filtration Technologies, Inc.	$6,689,124
45,350	Bloom Energy Corp., Class A(a)	4,954,034
28,960	Napco Security Technologies, Inc.	1,169,984
114,310	NEXTracker, Inc., Class A(a)	10,473,082
90,269	nLight, Inc.(a)	3,180,177
3,088	SPX Technologies, Inc.(a)	664,043
29,194	Watts Water Technologies, Inc., Class A	8,054,041
		35,184,485
	ENGINEERING & CONSTRUCTION — 6.9%
91,159	Centuri Holdings, Inc.(a)	2,050,166
3,020	Dycom Industries, Inc.(a)	1,091,821
7,080	Everus Construction Group, Inc.(a)	651,077
96,100	Frontdoor, Inc.(a)	5,182,673
12,430	Granite Construction, Inc.	1,336,598
89,472	Great Lakes Dredge & Dock Corp.(a)	1,142,557
7,250	IES Holdings, Inc.(a)	3,034,633
189,095	Montrose Environmental Group, Inc.(a)	4,850,287
28,439	MYR Group, Inc.(a)	6,379,436
50,278	Orion Group Holdings, Inc.(a)	502,780
77,830	Primoris Services Corp.	9,850,165
2,340	Sterling Infrastructure, Inc.(a)	805,685
80,702	Tutor Perini Corp.(a)	5,532,122
		42,410,000
	INDUSTRIAL INTERMEDIATE PROD — 1.5%
85,690	Mueller Industries, Inc.	9,414,760

	MACHINERY — 0.5%
39,395	Douglas Dynamics, Inc.	1,272,853
12,580	Federal Signal Corp.	1,434,120
4,740	Power Solutions International, Inc.(a)	256,339
		2,963,312
	MARINE TRANSPORTATION — 1.3%
72,989	Matson, Inc.	7,954,341

	TRANSPORTATION & LOGISTICS — 1.3%
14,275	Covenant Logistics Group, Inc., Class A	284,643
73,661	Dorian LPG Ltd.	1,825,320
33,050	Kirby Corp.(a)	3,751,836
173,920	Sun Country Airlines Holdings, Inc.(a)	2,382,704
		8,244,503

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	INDUSTRIALS (continued)
	TRANSPORTATION EQUIPMENT — 1.7%
82,660	Blue Bird Corp.(a)	$4,316,505
110,270	REV Group, Inc.	5,874,083
		10,190,588
	TOTAL INDUSTRIALS	134,978,487

	MATERIALS — 4.7%
	CHEMICALS — 2.2%
62,890	Axalta Coating Systems Ltd.(a)	1,894,876
53,498	Balchem Corp.	8,356,922
48,950	Perimeter Solutions, Inc.(a)	1,364,726
8,420	WD-40 Co.	1,648,636
		13,265,160
	CONSTRUCTION MATERIALS — 0.4%
17,540	United States Lime & Minerals, Inc.	2,132,338

	CONTAINERS & PACKAGING — 0.4%
36,280	O-I Glass, Inc.(a)	489,055
63,590	TriMas Corp.	2,166,511
		2,655,566
	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
148,086	Magnera Corp.(a)	2,096,898
146,411	Mativ Holdings, Inc.	1,828,673
		3,925,571
	METALS & MINING — 1.1%
214,833	Constellium SE, Class A(a)	3,611,343
68,692	Hecla Mining Co.	1,155,399
25,470	Warrior Met Coal, Inc.	1,994,046
		6,760,788
	TOTAL MATERIALS	28,739,423

	REAL ESTATE — 4.1%
	REAL ESTATE SERVICES — 0.5%
166,733	Anywhere Real Estate, Inc.(a)	2,375,945
28,330	Cushman & Wakefield Ltd.(a)	474,528
30,411	RE/MAX Holdings, Inc., Class A(a)	249,978
		3,100,451
	REIT — 3.6%
164,649	Alexander & Baldwin, Inc.	2,573,464
88,351	American Assets Trust, Inc.	1,722,844
149,270	American Healthcare REIT, Inc.	7,579,931
1,159,788	Hudson Pacific Properties, Inc.(a)	2,296,380
128,947	Industrial Logistics Properties Trust	714,366

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	REAL ESTATE (continued)
	REIT (continued)
195,460	Sabra Health Care REIT, Inc.	$3,813,425
162,572	Safehold, Inc.	2,254,874
53,140	Urban Edge Properties	1,021,351
		21,976,635
	TOTAL REAL ESTATE	25,077,086

	TECHNOLOGY — 13.8%
	SEMICONDUCTORS — 2.6%
61,151	Ambarella, Inc.(a)	4,536,181
205,790	Arteris, Inc.(a)	2,951,028
272,800	MaxLinear, Inc.(a)	4,247,496
182,000	Ouster, Inc.(a)	4,178,720
3,980	Rambus, Inc.(a)	380,369
		16,293,794
	SOFTWARE — 6.1%
14,929	ACI Worldwide, Inc.(a)	699,573
53,101	Alarm.com Holdings, Inc.(a)	2,759,128
24,690	Alignment Healthcare, Inc.(a)	474,295
48,198	Amplitude, Inc., Class A(a)	495,475
99,650	Appian Corp., Class A(a)	4,025,860
88,912	Bandwidth, Inc., Class A(a)	1,266,107
108,084	BioAge Labs, Inc.(a)	1,025,717
176,400	Cerence, Inc.(a)	1,954,512
549,429	Fastly, Inc.(a)	6,406,342
487,200	Freshworks, Inc., Class A(a)	5,914,608
38,880	GigaCloud Technology, Inc., Class A(a)	1,442,448
58,770	Hinge Health, Inc.(a)	2,874,441
22,553	IonQ, Inc.(a)	1,111,863
1,742	Mitek Systems, Inc.(a)	15,434
521,341	Planet Labs PBC(a)	6,203,958
63,347	PubMatic, Inc., Class A(a)	570,757
		37,240,518
	TECHNOLOGY HARDWARE — 2.5%
24,910	Applied Optoelectronics, Inc.(a)	667,090
25,920	Arlo Technologies, Inc.(a)	375,840
56,120	Credo Technology Group Holding Ltd.(a)	9,966,912
140,246	Cricut, Inc., Class A	664,766
101,389	Extreme Networks, Inc.(a)	1,774,307
50,300	Rigetti Computing, Inc.(a)	1,286,171
96,519	Xperi, Inc.(a)	558,845
		15,293,931
	TECHNOLOGY SERVICES — 2.6%
1,617,830	Bit Digital, Inc.(a)	3,850,436

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	TECHNOLOGY SERVICES (continued)
53,760	Cipher Mining, Inc.(a)	$1,094,016
23,440	Cleanspark, Inc.(a)	353,944
159,100	ExlService Holdings, Inc.(a)	6,321,043
71,921	MARA Holdings, Inc.(a)	849,387
97,490	PagSeguro Digital Ltd., Class A	1,021,695
59,380	Riot Platforms, Inc.(a)	957,800
118,785	Telos Corp.(a)	686,577
42,810	TeraWulf, Inc.(a)	663,983
		15,798,881
	TOTAL TECHNOLOGY	84,627,124

	UTILITIES — 2.4%
	ELECTRIC & GAS MARKETING & TRADING — 0.1%
23,785	Genie Energy Ltd., Class B	344,407

	ELECTRIC UTILITIES — 2.3%
89,080	Avista Corp.	3,686,130
12,360	Oklo, Inc.(a)	1,129,457
181,250	Portland General Electric Co.	9,211,125
		14,026,712
	TOTAL UTILITIES	14,371,119

	TOTAL COMMON STOCKS (Cost $533,160,440)	605,291,379

	EXCHANGE-TRADED FUNDS — 0.4%
9,215	iShares® Russell 2000 ETF	2,292,231
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,172,229)	2,292,231

	RIGHTS — 0.0%(b)
	HEALTH CARE — 0.0%(b)
29,400	Novartis A.G. CVR	—
	Total Cost ($–)	—

	SHORT-TERM INVESTMENTS — 0.8%
4,856,882	First American Treasury Obligations Fund, Class X, 3.91%(c)	4,856,882
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,856,882)	4,856,882
	TOTAL INVESTMENTS — 100.0% (Cost $540,189,551)	$612,440,492
	Other Assets in Excess of Liabilities — 0.0%(b)	211,645
	NET ASSETS — 100.00%	$612,652,137

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ETF - Exchange-Traded Funds

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.9%
17,800	Invesco® S&P 500® GARP ETF	$2,006,416
14,900	iShares MSCI EAFE ETF	1,418,331
7,300	iShares MSCI Emerging Markets ETF	396,536
6,800	iShares Russell Mid-Cap Growth ETF	943,840
198,202	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF(a)	5,070,760
21,100	Vanguard® Dividend Appreciation ETF	4,698,337
7,100	Vanguard® Growth ETF	3,484,964
12,485	Vanguard® Value ETF	2,378,143
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,382,341)	20,397,327

	MUTUAL FUNDS — 47.1%
448,162	North Square Altrinsic International Equity Fund, Class I(a)	5,924,703
329,441	North Square Dynamic Small Cap Fund, Class I(a)	5,402,829
81,898	North Square Kennedy MicroCap Fund, Class I(a)	1,135,926
346,227	North Square McKee Bond, Class I(a)	3,112,577
132,441	North Square Select Small Cap Fund, Class I(a)	1,798,552
114,104	North Square Strategic Income Fund, Class I(a)	1,142,184
	TOTAL MUTUAL FUNDS (Cost $14,701,121)	18,516,771

	SHORT-TERM INVESTMENTS — 1.1%
425,180	First American Treasury Obligations Fund, Class X, 3.91%(b)	425,180
	TOTAL SHORT-TERM INVESTMENTS (Cost $425,180)	425,180
	TOTAL INVESTMENTS — 100.1% (Cost $31,508,642)	$39,339,278
	Liabilities in Excess of Other Assets — (0.1)%	(23,470)
	NET ASSETS — 100.00%	$39,315,808

(a)	Affiliated Company. See Note 10.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ETF - Exchange-Traded Funds

MSCI - Morgan Stanley Capital International

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.3%
184,692	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF(a)	$4,725,123
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,672,141)	4,725,123

Principal Amount ($)
	CORPORATE BONDS — 91.2%
	COMMUNICATIONS — 8.9%
	ENTERTAINMENT CONTENT — 1.0%
3,800,000	Paramount Global, 6.25%, 2/28/57(b)	3,702,720

	TELECOMMUNICATIONS — 7.9%
4,800,000	Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)(b)	5,053,877
11,000,000	Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)(b)	11,649,375
8,000,000	TELUS Corp., 7.00%, 10/15/55(b)	8,356,760
5,000,000	Vodafone Group PLC, 5.13%, 6/04/81 (H15T5Y + 307bps)(b)	3,971,750
		29,031,762
	ENERGY — 13.5%
	OIL & GAS PRODUCERS — 13.5%
5,000,000	BP Capital Markets PLC, 6.13%, 6/18/55 (H15T5Y + 167bps)(b)(d)	5,160,180
5,500,000	Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)(b)	5,899,438
2,000,000	Enbridge, Inc., 5.50%, 7/15/77 (TSFR3M + 368bps)(b)	2,000,307
1,000,000	Enbridge, Inc., 5.75%, 7/15/80(b)	1,014,111
11,815,000	Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)(b)(d)	11,849,748
3,000,000	Phillips 66 Co., 5.88%, 3/15/56 (H15T5Y + 228bps)(b)	2,956,605
9,000,000	Phillips 66 Co., 6.20%, 3/15/56 (H15T5Y + 217bps)(b)	9,018,117
8,225,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55(b)	8,752,535
2,892,000	Transcanada Trust, 5.30%, 3/15/77 (US0003M + 321bps)(b)	2,885,410
		49,536,451
	FINANCIALS — 33.0%
	ASSET MANAGEMENT — 3.1%
3,800,000	UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)(b)(c)(d)	3,898,108
8,000,000	UBS Group AG, 4.38%, 8/10/71(b)(d)	7,269,580
		11,167,688
	BANKING — 28.6%
2,000,000	Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)(b)(d)	2,018,114
6,000,000	Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)(b)(d)	6,666,138
7,500,000	Bank of America Corp., 6.63%, 12/31/49(b)(d)	7,785,818
5,000,000	CaixaBank SA, 3.63%, 3/14/71 (EUSA5 + 386bps)(b)(c)(d)	5,602,547
10,000,000	Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)(b)(d)	10,247,200
2,000,000	Citigroup, Inc., 3.88%, 5/18/72(b)(d)	1,993,640
11,405,000	Citizens Financial Group, Inc., 4.00%, 10/06/71(b)(d)	11,252,601
4,800,000	HSBC Holdings PLC, 7.05%, 12/31/49(b)(d)	4,983,648
6,000,000	Huntington Bancshares, Inc., 6.35%, 10/15/80 (H15T5Y + 265bps)(b)(d)	5,924,176

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
	BANKING (continued)
3,500,000	ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)(b)(d)	$3,100,174
7,500,000	JPMorgan Chase & Co., 3.65%, 12/31/69(b)(d)	7,436,627
12,000,000	Nordea Bank Abp, 6.75%, 11/10/88 (H15T5Y + 272bps)(b)(c)(d)	12,280,632
10,000,000	Royal Bank of Canada, 6.50%, 11/24/85	9,967,302
4,800,000	Svenska Handelsbanken AB, 4.75%, 3/01/71(b)(d)	4,560,443
8,900,000	Truist Financial Corp., 5.10%, 3/01/61(b)(d)	8,937,567
2,500,000	Wells Fargo & Co., 3.90%, 3/15/69 (H15T5Y + 345bps)(b)(d)	2,490,338
		105,246,965
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
4,839,000	Bank of New York Mellon Corp., Series F, 4.63%, 12/20/49	4,811,206

	HEALTH CARE — 1.4%
	HEALTH CARE FACILITIES & SERVICES — 1.4%
5,000,000	CVS Health Corp., 7.00%, 3/10/55 (H15T5Y + 289bps)(b)	5,262,300

	MATERIALS — 1.7%
	CHEMICALS — 1.7%
7,900,000	FMC Corp., 8.45%, 11/01/55(b)	6,157,244

	UTILITIES — 32.7%
	ELECTRIC UTILITIES — 30.4%
7,000,000	Algonquin Power & Utilities Corp., 4.75%, 1/18/82(b)	6,903,320
9,500,000	American Electric Power Co., Inc., 6.05%, 3/15/56 (H15T5Y + 194bps)(b)	9,512,127
7,650,000	CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)(b)	8,211,717
8,751,000	CMS Energy Corp., 4.75%, 6/01/50 (H15T5Y + 412bps)(b)	8,567,065
9,000,000	Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 2bps)(b)	9,096,402
8,500,000	Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)(b)	8,932,964
8,000,000	Emera, Inc., 6.75%, 6/15/76(b)	8,065,456
2,000,000	EUSHI Finance, Inc., 7.63%, 12/15/54	2,117,038
1,000,000	EUSHI Finance, Inc., 6.25%, 4/01/56 (H15T5Y + 251bps)(b)	1,001,783
10,000,000	Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 198bps)(b)	10,464,886
9,200,000	NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)(b)	9,741,291
10,792,000	NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)(b)	11,191,131
6,648,000	NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)(b)(c)(d)	7,259,304
9,762,000	Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)(b)(d)	10,911,612
		111,976,096
	GAS & WATER UTILITIES — 2.3%
8,000,000	AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)(b)(c)	8,282,352
	TOTAL CORPORATE BONDS (Cost $325,991,981)	335,174,784

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.9%
21,611,330	First American Treasury Obligations Fund, Class X, 3.91%(e)	$21,611,330
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,611,330)	21,611,330
	TOTAL INVESTMENTS — 98.4% (Cost $352,275,452)	$361,511,237
	Other Assets in Excess of Liabilities — 1.6%	5,852,537
	NET ASSETS — 100.00%	$367,363,774

(a)	Affiliated Company. See Note 10.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $37,322,942 or 10.2% of net assets.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF FUTURES CONTRACTS

November 30, 2025 (Unaudited)

Short Contracts	Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro Foreign Exchange Currency Futures	(39)	12/16/2025	$(5,660,606)	$89,250
				$89,250

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.9%
153,075	Invesco QQQ Trust, Series 1	$94,791,694
189,900	iShares® 3-7 Year Treasury Bond ETF	22,837,374
357,500	iShares® MSCI Canada ETF	18,840,250
720,600	iShares® MSCI Eurozone ETF	45,152,796
129,440	SPDR® S&P 500® ETF Trust	88,458,001
147,300	VanEck Gold Miners ETF	12,259,779
194,287	Vanguard Growth ETF	95,363,831
354,498	Vanguard Value ETF	67,524,779
	TOTAL EXCHANGE-TRADED FUNDS (Cost $196,522,462)	445,228,504

	SHORT-TERM INVESTMENTS — 23.2%
134,039,663	First American Treasury Obligations Fund, Class X, 3.91%(a)	134,039,663
	TOTAL SHORT-TERM INVESTMENTS (Cost $134,039,663)	134,039,663
	TOTAL INVESTMENTS — 100.1% (Cost $330,562,125)	$579,268,167
	Liabilities in Excess of Other Assets — (0.1)%	(332,398)
	NET ASSETS — 100.00%	$578,935,769

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ETF - Exchange-Traded Funds

MSCI - Morgan Stanley Capital International

SPDR - Standard and Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 45.5%
166,800	SPDR® Portfolio Developed World ex-US ETF	$7,315,848
54,400	SPDR® Portfolio Emerging Markets ETF	2,558,432
29,500	SPDR® Portfolio S&P 600® Small Cap ETF	1,389,745
167,000	State Street® SPDR® Portfolio S&P 500® ETF	13,425,130
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,280,560)	24,689,155

	SHORT-TERM INVESTMENTS — 54.5%
29,571,209	First American Treasury Obligations Fund, Class X, 3.91%(a)(b)	29,571,209
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,571,209)	29,571,209
	TOTAL INVESTMENTS — 100.0% (Cost $51,851,769)	$54,260,364
	Other Assets in Excess of Liabilities — 0.0%(c)	9,024
	NET ASSETS — 100.00%	$54,269,388

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.
(b)	Represent an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2025, the percentage of net assets invested in First American Treasury Obligations Fund, Class X was 54.5% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c)	Percentage rounds to less than 0.1%.

ETF - Exchange-Traded Funds

SPDR - Standard and Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	PREFERRED STOCKS — 0.5%
	FINANCIALS — 0.5%
	SPECIALTY FINANCE — 0.5%
4,750	Synchrony Financial, Series B, 8.25%	$124,022
	TOTAL FINANCIALS (Cost $122,123)	124,022

	TOTAL PREFERRED STOCKS (Cost $122,123)	124,022

Principal Amount ($)
	ASSET BACKED SECURITIES — 12.6%
102,908	Alternative Loan Trust 2003-22CB 1A1, 5.75%, 12/25/33	105,200
80,000	Applebee’s Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55(a)	80,706
119,157	Bear Stearns Asset Backed Securities I Trust 2004-HE7 M1, 4.97%, 8/25/34 (TSFR1M + 101bps)(b)	118,107
175,000	BMW Vehicle Lease Trust 2024-2 A3, 4.18%, 2/25/27	175,430
103,302	BXP Trust 2017-CQHP A, 4.86%, 11/15/34 (TSFR1M + 90bps)(a)(b)	99,278
100,000	CFCRE Commercial Mortgage Trust 2011-C2 E, 5.25%, 12/15/47(a)(b)	94,986
3,500,000	Citigroup Commercial Mortgage Trust 2020-555 X, 0.74%, 12/10/29(a)(b)	96,516
101,462	Citigroup Mortgage Loan Trust, Inc. 2007-WFH3 M1, 4.46%, 6/25/37 (TSFR1M + 50bps)(b)	101,402
143,661	COMM 2010-C1 Mortgage Trust, 5.77%, 7/10/46(a)(b)	142,427
100,000	COMM 2013-CCRE7 Mortgage Trust, 4.24%, 3/10/46(a)(b)	93,183
14,233	COMM 2015-CCRE23 Mortgage Trust, 4.21%, 5/10/48(b)	13,842
100,000	DBGS 2018-5BP Mortgage Trust, 4.85%, 6/15/33(a)(b)	99,275
57,868	Dell Equipment Finance Trust 2023-3 A3, 5.93%, 6/22/26(a)	58,211
115,317	HomeBanc Mortgage Trust 2005-3 M4, 5.00%, 7/25/35(b)	116,235
60,000	Honda Auto Receivables 2024-3 A3 Owner Trust, 4.57%, 10/21/27	60,393
25,000	Hyundai Auto Receivables Trust 2024-C A3, 4.41%, 5/15/29	25,187
77,138	IMM 2005-1 1A1, 4.59%, 4/25/35(b)	75,443
112,012	Impac CMB Trust Series 2005-4 IMI, 4.71%, 5/25/35 (TSFR1M + 54bps)(b)	108,814
87,183	JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 D, 4.96%, 5/15/45(b)	86,774
85,920	JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.91%, 5/05/30(a)	85,330
173,461	Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5, 4.64%, 8/15/45(a)(b)	170,308
119,609	Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C17, 3.50%, 8/15/47(a)	116,601
100,000	Morgan Stanley Capital I Trust 2014-150E A, 3.91%, 9/09/32(a)	90,747
165,655	Morgan Stanley Capital I Trust, 2011-C2, 5.21%, 6/15/44(a)(b)	164,503
188,000	Nissan Auto Lease Trust 2025-A A3, 4.75%, 3/15/28	190,207
75,000	SEB Funding LLC 2024-1A A2, 7.39%, 4/30/54(a)	76,804
86,766	Structured Adjustable Rate Mortgage Loan Trust 2004-4 B1, 5.90%, 4/25/34(b)	84,089
45,000	Verizon Master Trust 2024-3 A1A, 5.34%, 4/22/30	45,885
37,000	Verizon Master Trust 2025-7 A1A, 3.96%, 8/20/31	37,155
76,171	Wells Fargo Commercial Mortgage Trust 2015-C29, 4.21%, 6/01/48(b)	74,074
	TOTAL ASSET BACKED SECURITIES (Cost $2,848,911)	2,887,112

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS — 38.5%
	COMMUNICATIONS — 3.6%
	CABLE & SATELLITE — 0.5%
75,000	Clear Channel Outdoor Holdings, Inc., 4.25%, 2/01/31(a)	$69,159
66,000	Comcast Corp., 3.25%, 11/01/39	52,457
		121,616
	ENTERTAINMENT CONTENT — 1.4%
51,000	Fox Corp., 6.50%, 10/13/33	56,528
150,000	Paramount Global, 6.25%, 2/28/57(b)	146,160
50,000	TEGNA, Inc., 4.63%, 3/15/28	49,584
69,000	Walt Disney Co. (The), 3.50%, 5/13/40	58,394
		310,666
	INTERNET MEDIA & SERVICES — 0.5%
22,000	Alphabet, Inc., 4.70%, 11/15/35	22,364
38,000	Meta Platforms, Inc., 4.20%, 11/15/30	38,273
20,000	Meta Platforms, Inc., 5.60%, 5/15/53	19,937
30,000	Ziff Davis, Inc., 4.63%, 10/15/30(a)	28,484
		109,058
	PUBLISHING & BROADCASTING — 0.2%
50,000	Nexstar Media Group, Inc., 4.75%, 11/01/28(a)	49,623

	TELECOMMUNICATIONS — 1.0%
150,000	Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)(b)	158,855
95,000	Verizon Communications, Inc., 2.65%, 11/20/40	69,041
		227,896
	CONSUMER DISCRETIONARY — 2.3%
	APPAREL & TEXTILE PRODUCTS — 0.1%
30,000	Crocs, Inc., 4.25%, 3/15/29(a)	29,017

	AUTOMOTIVE — 1.6%
34,000	American Honda Finance Corp., 2.00%, 3/24/28	32,503
60,000	Ford Motor Co., Class B, 3.25%, 2/12/32	52,729
76,000	General Motors Financial Co., Inc., 5.35%, 1/07/30	78,466
75,000	General Motors Financial Co., Inc., 5.75%, 3/30/66(b)(c)	74,315
92,000	Honda Motor Co. Ltd., 4.69%, 7/08/30	93,234
15,000	Toyota Motor Credit Corp., 5.35%, 1/09/36	15,844
		347,091
	CONSUMER SERVICES — 0.1%
25,000	Rent-A-Center, Inc., 6.38%, 2/15/29(a)	24,441

	LEISURE FACILITIES & SERVICES — 0.1%
18,000	McDonald’s Corp., 4.40%, 2/12/31	18,171

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	CONSUMER DISCRETIONARY (continued)
	RETAIL - DISCRETIONARY — 0.4%
30,000	Gap, Inc. (The), 3.88%, 10/01/31(a)	$27,975
46,000	Lowe’s Companies, Inc., 4.50%, 10/15/32	45,861
30,000	Patrick Industries, Inc., 4.75%, 5/01/29(a)	29,858
		103,694
	CONSUMER STAPLES — 1.9%
	BEVERAGES — 0.3%
37,000	Coca-Cola Co. (The), 3.45%, 3/25/30	36,370
34,000	Keurig Dr Pepper, Inc., 5.20%, 3/15/31	34,881
		71,251
	FOOD — 0.2%
54,000	HLF Financing Sarl LLC, 12.25%, 4/15/29(a)	58,452

	HOUSEHOLD PRODUCTS — 0.7%
70,000	Central Garden & Pet Co., 4.13%, 10/15/30	67,172
82,000	Procter & Gamble Co. (The), 4.10%, 11/03/32	82,105
		149,277
	TOBACCO & CANNABIS — 0.5%
29,000	Philip Morris International, Inc., 5.13%, 2/15/30	30,064
37,000	Philip Morris International, Inc., 4.25%, 10/29/32	36,511
50,000	Turning Point Brands, Inc., 7.63%, 3/15/32(a)	53,390
		119,965
	WHOLESALE - CONSUMER STAPLES — 0.2%
40,000	US Foods Holding Corp., 6.88%, 9/15/28(a)	41,422

	ENERGY — 4.5%
	OIL & GAS PRODUCERS — 4.1%
13,000	BP Capital Markets America, Inc., 4.89%, 9/11/33	13,318
84,000	California Resources Corp., 8.25%, 6/15/29(a)	87,951
56,000	Chevron USA, Inc., 4.82%, 4/15/32	57,816
60,000	ConocoPhillips Co., 5.30%, 5/15/53	57,260
27,000	Energy Transfer LP, 3.75%, 5/15/30	26,351
125,000	Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)(b)(c)	125,368
77,000	Exxon Mobil Corp., 4.33%, 3/19/50	66,037
40,000	Murphy Oil Corp., 4.75%, 9/15/29	39,723
31,000	ONEOK, Inc., 4.95%, 10/15/32	31,229
20,000	ONEOK, Inc., 5.70%, 11/01/54	18,877
60,000	Phillips 66 Co., 5.25%, 6/15/31	62,649
150,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55(b)	159,621
55,000	TotalEnergies Capital SA, 5.49%, 4/05/54	54,331
75,000	Vital Energy, Inc., 7.75%, 7/31/29(a)	74,032
68,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	65,951
		940,514

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	ENERGY (continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
40,000	Helix Energy Solutions Group, Inc., 9.75%, 3/01/29(a)	$42,027
40,000	Noble Finance II LLC, 8.00%, 4/15/30(a)	41,585
		83,612
	FINANCIALS — 11.2%
	ASSET MANAGEMENT — 0.9%
15,000	Charles Schwab Corp. (The), 4.34%, 11/14/31(b)	15,042
200,000	UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)(a)(b)(c)	205,164
		220,206
	BANKING — 7.7%
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)(b)(c)	201,811
200,000	Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)(b)(c)	222,205
39,000	Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)(b)	40,242
200,000	CaixaBank SA, 3.63%, 3/14/71 (EUSA5 + 386bps)(a)(b)(c)	224,102
60,000	Canadian Imperial Bank of Commerce, 5.26%, 4/08/29	62,270
43,000	Citigroup, Inc., 4.95%, 5/07/31(b)	44,081
150,000	Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)(b)(c)	153,708
200,000	HSBC Holdings PLC, 7.05%, 12/31/49(b)(c)	207,652
200,000	ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)(b)(c)	177,153
50,000	JPMorgan Chase & Co., 5.00%, 7/22/30	51,462
69,000	JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)(b)	71,599
22,000	PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34 (SOFRRATE + 2bps)(b)	25,023
73,000	Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)(b)	74,118
20,000	Toronto-Dominion Bank (The), 4.86%, 1/31/28	20,355
15,000	Truist Financial Corp., 5.12%, 1/26/34(b)	15,324
48,000	US Bancorp, 5.05%, 2/12/31 (SOFRRATE + 106bps)(b)	49,467
42,000	Wells Fargo & Co., 5.24%, 1/24/31 (SOFRRATE + 111bps)(b)	43,656
68,000	Wells Fargo Bank NA, 4.25%, 3/11/27	68,446
		1,752,674
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
84,000	Bank of New York Mellon Corp. (The), 5.06%, 7/22/32(b)	87,332
125,000	CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)(b)	134,178
64,000	Goldman Sachs Bank USA, 4.30%, 3/11/27	64,446
70,000	Goldman Sachs Group Inc. (The), 4.37%, 10/21/31(b)	70,098
13,000	Morgan Stanley, 5.23%, 1/15/31(b)	13,450
		369,504
	SPECIALTY FINANCE — 1.0%
40,000	American Express Co., 5.28%, 7/26/35 (SOFRRATE + 142bps)(b)	41,530
38,000	Capital One Financial Corp., 6.31%, 6/08/29(b)	39,913
23,000	Capital One Financial Corp., 4.49%, 9/11/31(b)	22,991
30,000	FirstCash Holdings, Inc., 4.63%, 9/01/28(a)	29,728
30,000	FTAI Aviation Ltd., 7.00%, 5/01/31(a)	31,495
72,000	Springleaf Finance Corp., 5.38%, 11/15/29	71,947
		237,604

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	HEALTH CARE — 2.4%
	BIOTECH & PHARMA — 0.6%
28,000	Eli Lilly & Co., 5.00%, 2/09/54	$26,777
37,000	Pfizer, Inc., 4.88%, 11/15/35	37,457
70,000	Prestige Consumer Healthcare, Inc., 3.75%, 4/01/31(a)	65,290
		129,524
	HEALTH CARE FACILITIES & SERVICES — 1.8%
20,000	Cigna Group (The), 2.38%, 3/15/31	18,150
64,000	Cigna Group (The), 5.25%, 1/15/36	65,650
175,000	CVS Health Corp., 6.75%, 12/10/54 (H15T5Y + 252bps)(b)	181,492
30,000	HealthEquity Inc., 4.50%, 10/01/29(a)	29,517
50,000	Pediatrix Medical Group, Inc., 5.38%, 2/15/30(a)	50,182
28,000	UnitedHealth Group, Inc., 2.30%, 5/15/31	25,338
35,000	UnitedHealth Group, Inc., 5.15%, 7/15/34	36,208
10,000	UnitedHealth Group, Inc., 5.38%, 4/15/54	9,667
		416,204
	INDUSTRIALS — 2.0%
	AEROSPACE & DEFENSE — 0.5%
40,000	Axon Enterprise, Inc., 6.13%, 3/15/30(a)	41,331
30,000	Boeing Co. (The), 5.15%, 5/01/30	30,930
38,000	Lockheed Martin Corp, 4.70%, 5/15/46	35,009
29,000	Lockheed Martin Corp., 5.00%, 8/15/35	29,798
		137,068
	DIVERSIFIED INDUSTRIALS — 0.3%
77,000	Honeywell International, Inc., 4.75%, 2/01/32	78,996

	ELECTRICAL EQUIPMENT — 0.2%
35,000	Johnson Controls International PLC, 5.50%, 4/19/29	36,548

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
60,000	Enpro, Inc., 6.13%, 6/01/33(a)	62,130

	MACHINERY — 0.3%
36,000	Caterpillar, Inc., 5.20%, 5/15/35	37,704
27,000	John Deere Capital Corp., 5.10%, 4/11/34	28,155
		65,859
	TRANSPORTATION & LOGISTICS — 0.4%
80,000	Burlington Northern Santa Fe LLC, 4.55%, 9/01/44	72,704
21,979	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34	19,336
		92,040
	MATERIALS — 2.0%
	CHEMICALS — 0.5%
150,000	FMC Corp., 8.45%, 11/01/55(b)	116,909

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	MATERIALS (continued)
	METALS & MINING — 1.5%
50,000	Alliance Resource Operating Partners LP, 8.63%, 6/15/29(a)	$52,922
79,000	Eldorado Gold Corp., 6.25%, 9/01/29(a)	79,460
80,000	Hudbay Minerals, Inc., 6.13%, 4/01/29(a)	81,102
80,000	New Gold, Inc., 6.88%, 4/01/32(a)	85,159
50,000	SunCoke Energy, Inc., 4.88%, 6/30/29(a)	45,790
		344,433
	REAL ESTATE — 0.5%
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
30,000	Howard Hughes Corp. (The), 4.38%, 4.38%, 2/01/31(a)	28,688

	REIT — 0.3%
50,000	American Tower Corp, 3.80%, 8/15/29	49,269
30,000	RLJ Lodging Trust LP, 4.00%, 4.00%, 9/15/29(a)	28,377
		77,646
	TECHNOLOGY — 1.7%
	SEMICONDUCTORS — 0.6%
35,000	Broadcom, Inc., 4.35%, 2/15/30	35,311
71,000	Broadcom, Inc., 4.90%, 7/15/32	73,075
25,000	Synaptics, Inc., 4.00%, 6/15/29(a)	24,044
		132,430
	SOFTWARE — 0.9%
30,000	Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(a)	30,178
34,000	Oracle Corp., 4.80%, 8/03/28	34,339
70,000	Oracle Corp., 4.45%, 9/26/30	69,004
46,000	Oracle Corp., 5.88%, 9/26/45	43,401
30,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29(a)	28,432
		205,354
	TECHNOLOGY HARDWARE — 0.2%
49,000	Apple, Inc., 2.95%, 9/11/49	33,813
30,000	Cisco Systems, Inc., 4.95%, 2/26/31	31,217
		65,030
	UTILITIES — 6.4%
	ELECTRIC UTILITIES — 5.8%
40,000	Alabama Power Co., 3.45%, 10/01/49	29,316
15,000	Berkshire Hathaway Energy Co., 3.70%, 7/15/30	14,768
33,000	Dominion Energy, Inc., 5.45%, 3/15/35	34,144
200,000	Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 2bps)(b)	202,142
88,000	Duke Energy Carolinas LLC, 5.30%, 2/15/40	90,333
41,000	Duke Energy Corp., 4.95%, 9/15/35	40,996

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	UTILITIES (continued)
	ELECTRIC UTILITIES (continued)
150,000	Emera, Inc., 6.75%, 6/15/76(b)	$151,227
20,000	Entergy Corp., 1.90%, 6/15/28	18,983
27,000	Florida Power & Light Co., 5.30%, 6/15/34	28,417
35,000	Florida Power & Light Co., 5.30%, 4/01/53	34,412
109,000	MidAmerican Energy Co., 4.25%, 7/15/49	91,163
15,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	13,802
100,000	NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)(b)	105,884
100,000	NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)(b)	103,698
75,000	NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)(a)(b)(c)	81,896
21,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	20,937
65,000	Virginia Electric and Power Co., 5.45%, 4/01/53	63,224
200,000	Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)(b)(c)	223,553
		1,348,895
	GAS & WATER UTILITIES — 0.6%
125,000	AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)(a)(b)	129,412

	TOTAL CORPORATE BONDS (Cost $8,713,432)	8,852,920

	MORTGAGE-BACKED SECURITIES — 23.4%
269,869	Fannie Mae Pool, 3.50%, 10/13/37	254,163
175,191	Fannie Mae Pool, 5.00%, 11/01/46	180,310
72,434	Fannie Mae Pool, 3.00%, 9/01/50	65,022
59,735	Fannie Mae Pool, 2.50%, 5/01/51	51,772
47,083	Fannie Mae Pool, 3.00%, 5/01/51	42,169
244,697	Fannie Mae Pool, 2.50%, 10/01/51	209,742
40,381	Fannie Mae Pool, 4.00%, 1/01/52	39,009
222,865	Fannie Mae Pool, 5.50%, 11/01/52	227,434
27,514	Fannie Mae Pool, 6.50%, 1/01/53	28,838
223,491	Fannie Mae Pool, 4.50%, 4/01/53	219,719
39,940	Fannie Mae Pool, 6.00%, 9/01/53	41,647
129,034	Fannie Mae Pool, 5.50%, 9/01/56	133,446
113,776	Fannie Mae REMICS, 5.00%, 2/25/51	113,740
155,000	Federal Farm Credit Banks Funding Corp, 4.70%, 3/24/32	154,832
199,000	Federal Farm Credit Banks Funding Corp., 4.70%, 3/05/29	199,375
101,000	Federal Farm Credit Banks Funding Corp., 4.59%, 8/25/31	100,922
122,000	Federal Farm Credit Banks Funding Corp., 5.11%, 7/15/32	122,840
72,000	Federal Farm Credit Banks Funding Corp., 4.97%, 9/02/32	72,027
79,000	Federal Farm Credit Banks Funding Corp., 4.94%, 3/03/33	80,103
100,000	Federal Farm Credit Banks Funding Corp., 5.09%, 3/11/33	100,018
85,000	Federal Farm Credit Banks Funding Corp., 5.27%, 6/23/33	85,235
80,000	Federal Farm Credit Banks Funding Corp., 4.94%, 9/08/33	80,322
187,000	Federal Farm Credit Banks Funding Corp., 1.73%, 9/10/35	148,651

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
75,000	Federal Home Loan Banks, 5.19%, 2/25/32	$75,068
25,000	Federal Home Loan Banks, 5.25%, 6/25/32	25,129
75,000	Federal Home Loan Banks, 4.85%, 9/24/32	74,978
130,000	Federal Home Loan Banks, 5.35%, 6/12/34	130,563
155,000	Federal Home Loan Banks, 5.38%, 4/09/35	155,523
2,154,734	Freddie Mac Multifamily Structured Pass-Through Certificates K-093, 0.94%, 5/01/29(b)	58,700
650,000	Freddie Mac Multifamily Structured Pass-Through Certificates K-G04, 2.63%, 11/25/30(b)	70,491
76,496	Freddie Mac Pool, 2.50%, 2/01/52	65,812
73,137	Freddie Mac Pool, 3.50%, 4/01/52	68,164
235,835	Freddie Mac Pool, 3.00%, 5/01/52	211,792
33,000	Freddie Mac Pool, 5.50%, 11/01/55	33,531
102,557	Freddie Mac REMICS, 3.00%, 5/15/43	101,017
41,726	Freddie Mac REMICS, 5.50%, 11/25/51	42,324
184,391	Ginnie Mae II Pool, 2.50%, 8/20/50	157,818
120,159	Ginnie Mae II Pool, 2.50%, 12/20/50	103,400
210,114	Ginnie Mae II Pool, 2.00%, 3/20/51	172,383
324,518	Ginnie Mae II Pool, 3.00%, 10/20/51	293,253
77,323	Ginnie Mae II Pool, 3.00%, 3/20/52	69,739
194,867	Ginnie Mae II Pool, 5.00%, 11/20/52	195,920
21,675	Ginnie Mae II Pool, 2.50%, 2/20/53	18,886
75,209	Ginnie Mae II Pool, 5.50%, 9/01/53(b)	76,521
199,842	Government National Mortgage Association 2022-189 PT, 2.50%, 10/20/51	169,660
64,077	Government National Mortgage Association 2024-65 NB, 5.50%, 2/20/48	64,085
60,000	Government National Mortgage Association 2024-8 JL, 5.00%, 1/20/54	60,302
124,058	UMBS Freddie Mac Pool, 5.00%, 7/01/53	125,898
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,343,367)	5,372,293

	U.S. GOVERNMENT & AGENCIES — 21.8%
	GOVERNMENT SPONSORED — 0.7%
174,000	Resolution Funding Corp. Principal “Strips”, 0.00%, 1/15/30	149,176

	U.S. TREASURY BONDS — 7.4%
188,000	United States Treasury Bond, 2.75%, 11/15/42	147,470
221,000	United States Treasury Bond, 4.75%, 11/15/43	225,623
250,000	United States Treasury Bond, 2.00%, 8/15/51	148,130
161,000	United States Treasury Bond, 4.00%, 11/15/52	143,774
290,000	United States Treasury Note/Bond, 3.75%, 12/31/28	292,141
294,000	United States Treasury Note/Bond, 4.63%, 11/15/45	293,816
375,000	United States Treasury Note/Bond, 3.13%, 5/15/48	292,471
148,000	United States Treasury Note/Bond, 4.63%, 11/15/55	146,959
		1,690,384

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	U.S. GOVERNMENT & AGENCIES (continued)
	U.S. TREASURY NOTES — 13.7%
287,000	United States Treasury Note, 4.13%, 7/31/31	$293,614
136,000	United States Treasury Note, 4.25%, 8/15/35	138,667
293,000	United States Treasury Note/Bond, 3.50%, 10/31/27	292,943
180,000	United States Treasury Note/Bond, 3.88%, 7/15/28	181,737
71,000	United States Treasury Note/Bond, 4.13%, 7/31/28	72,150
293,000	United States Treasury Note/Bond, 3.50%, 11/15/28	293,080
146,000	United States Treasury Note/Bond, 3.63%, 8/31/30	146,171
343,000	United States Treasury Note/Bond, 3.63%, 10/31/30	343,348
149,000	United States Treasury Note/Bond, 3.50%, 11/30/30	148,319
146,000	United States Treasury Note/Bond, 3.88%, 9/30/32	146,821
368,000	United States Treasury Note/Bond, 3.75%, 10/31/32	367,195
346,000	United States Treasury Note/Bond, 4.00%, 11/15/35	345,486
142,000	United States Treasury Note/Bond, 4.38%, 2/15/38	145,262
251,000	United States Treasury Note/Bond, 4.75%, 8/15/55	254,216
		3,169,009
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,978,773)	5,008,569

Contracts	Description	Expiration Date	Exercise Price	Notional Value
	PURCHASED CALL OPTIONS — 0.30%
22	E-mini S&P 500®	3/23/2026	$7,350.00	$15,220,150	$59,675
	TOTAL PURCHASED CALL OPTIONS (Cost $91,317)				59,675

Shares
	SHORT-TERM INVESTMENTS — 3.40%
773,421	First American Treasury Obligations Fund, Class X, 3.91%(d)	773,421
	TOTAL SHORT-TERM INVESTMENTS (Cost $773,421)	773,421
	TOTAL INVESTMENTS — 100.5% (Cost $22,871,344)	$23,078,012
	Liabilities in Excess of Other Assets — (0.5)%	(104,881)
	NET ASSETS — 100.00%	$22,973,131

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $3,626,641 or 15.8% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2025.

REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

SCHEDULE OF FUTURE CONTRACTS

November 30, 2025 (Unaudited)

Short Contracts	Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bloomberg US Corporate High Yield Very	(42)	12/17/2025	$(4,651,920)	$(14,490)
Liquid Future E-mini S&P 500® Index Future	(4)	12/22/2025	(1,371,900)	4,063
Euro Foreign Exchange Currency Future	(2)	12/16/2025	(290,288)	4,587
				$(5,840)

Long Contracts
10-Year US Treasury Note Future	10	03/23/2026	$1,133,438	$(625)
2-Year US Treasury Note Future	13	04/01/2026	2,715,171	(306)
3-Year US Treasury Note Future	1	04/01/2026	213,633	47
5-Year US Treasury Note Future	17	04/01/2026	1,866,016	1,594
Ultra 10-Year US Treasury Note Future	1	03/23/2026	116,203	—
Ultra US Treasury Bond Future	4	03/23/2026	483,750	1,250
US Treasury Bond Future	6	03/23/2026	704,625	2,062
				$4,022

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.5%
	COMMUNICATIONS — 2.3%
	ADVERTISING & MARKETING — 0.3%
5,420	Magnite, Inc.(a)	$79,620

	ENTERTAINMENT CONTENT — 0.3%
9,319	Inspired Entertainment, Inc.(a)	76,602

	INTERNET MEDIA & SERVICES — 1.5%
55,519	DHI Group, Inc.(a)	104,376
16,957	OptimizeRx Corp.(a)	258,933
		363,309
	PUBLISHING & BROADCASTING — 0.2%
10,375	Thryv Holdings, Inc.(a)	58,411
	TOTAL COMMUNICATIONS	577,942

	CONSUMER DISCRETIONARY — 2.8%
	APPAREL & TEXTILE PRODUCTS — 0.3%
4,027	Lakeland Industries, Inc.	61,130

	AUTOMOTIVE — 0.4%
2,893	Gentherm, Inc.(a)	103,193

	CONSUMER SERVICES — 2.1%
27,375	Legacy Education, Inc.(a)	287,164
3,317	Matthews International Corp., Class A	81,399
4,112	Universal Technical Institute, Inc.(a)	94,659
3,310	Upbound Group, Inc.	59,315
		522,537
	TOTAL CONSUMER DISCRETIONARY	686,860

	CONSUMER STAPLES — 3.2%
	FOOD — 2.1%
240	Lifevantage Corp.	1,649
19,320	Nature’s Sunshine Products, Inc.(a)	397,606
36,012	SunOpta, Inc.(a)	135,405
		534,660
	WHOLESALE - CONSUMER STAPLES — 1.1%
4,417	Chefs’ Warehouse, Inc. (The)(a)	270,850
	TOTAL CONSUMER STAPLES	805,510

	ENERGY — 5.6%
	OIL & GAS PRODUCERS — 0.8%
7,304	Riley Exploration Permian, Inc.	200,057

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	ENERGY (continued)
	OIL & GAS SERVICES & EQUIPMENT — 4.6%
24,540	DNOW, Inc.(a)	$342,577
19,517	Helix Energy Solutions Group, Inc.(a)	129,983
20,738	Oil States International, Inc.(a)	130,649
7,080	Solaris Energy Infrastructure, Inc., Class A	339,061
5,725	Thermon Group Holdings, Inc.(a)	200,948
		1,143,218
	RENEWABLE ENERGY — 0.2%
2,020	American Superconductor Corp.(a)	62,802
	TOTAL ENERGY	1,406,077

	FINANCIALS — 22.0%
	ASSET MANAGEMENT — 1.2%
11,501	Trinity Capital, Inc.	170,330
5,448	Voyager Technologies, Inc.(a)	122,471
		292,801
	BANKING — 15.8%
2,839	Amerant Bancorp, Inc.	53,402
13,017	California BanCorp(a)	252,660
11,326	Capital Bancorp, Inc.	314,863
11,220	Carter Bankshares, Inc.(a)	206,111
1,949	Coastal Financial Corp.(a)	217,021
10,376	ConnectOne Bancorp, Inc.	262,202
1,047	First Financial Corp.	61,113
2,979	Horizon Bancorp, Inc.	51,060
11,529	Investar Holding Corp.	285,919
5,391	Northeast Bank	479,152
17,417	Old Second Bancorp, Inc.	328,310
5,676	Origin Bancorp, Inc.	206,550
8,274	QCR Holdings, Inc.	675,407
12,217	Third Coast Bancshares, Inc.(a)	465,590
6,781	VersaBank	82,050
		3,941,410
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
4,836	Perella Weinberg Partners	88,305

	INSURANCE — 3.0%
20,434	Abacus Life, Inc.(a)	135,477
22,242	Crawford & Co., Class A	248,666
13,251	James River Group Holdings, Inc.	78,048
15,070	Tiptree, Inc.	283,015
		745,206

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	FINANCIALS (continued)
	SPECIALTY FINANCE — 1.7%
6,175	Applied Digital Corp.(a)	$167,343
7,969	LendingClub Corp.(a)	144,239
4,012	Mid Penn Bancorp, Inc.	117,110
		428,692
	TOTAL FINANCIALS	5,496,414

	HEALTH CARE — 22.1%
	BIOTECH & PHARMA — 10.9%
27,822	Abeona Therapeutics, Inc.(a)	141,057
10,963	Aldeyra Therapeutics, Inc.(a)	60,077
16,416	Annexon, Inc.(a)	73,872
3,830	Apogee Therapeutics, Inc.(a)	275,645
10,338	Arvinas, Inc.(a)	130,104
6,249	Avadel Pharmaceuticals PLC(a)	134,291
9,140	Cogent Biosciences, Inc.(a)	367,611
17,243	CorMedix, Inc.(a)	169,154
12,685	Day One Biopharmaceuticals, Inc.(a)	120,381
2,049	enGene Holdings, Inc.(a)	16,535
23,743	Exagen, Inc.(a)	187,570
13,042	Immunome, Inc.(a)	240,234
4,039	NewAmsterdam Pharma Co. N.V.(a)	166,811
30,805	Puma Biotechnology, Inc.(a)	155,565
14,704	Rezolute, Inc.(a)	142,923
5,091	Tectonic Therapeutic, Inc.(a)	109,151
8,552	WAVE Life Sciences Ltd.(a)	66,363
23,494	Xeris Biopharma Holdings, Inc.(a)	168,687
		2,726,031
	HEALTH CARE FACILITIES & SERVICES — 2.7%
31,814	AdaptHealth Corp.(a)	307,323
23,208	Personalis, Inc.(a)	249,022
1,734	US Physical Therapy, Inc.	128,056
		684,401
	MEDICAL EQUIPMENT & DEVICES — 8.5%
15,744	Adaptive Biotechnologies Corp.(a)	309,527
16,134	Artivion, Inc.(a)	752,812
8,705	AtriCure, Inc.(a)	314,425
17,805	Bioventus, Inc.(a)	135,140
8,142	Delcath Systems, Inc.(a)	78,977
2,726	Integer Holdings Corp.(a)	196,763
33,409	Neogen Corp.(a)	199,786

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	HEALTH CARE (continued)
	MEDICAL EQUIPMENT & DEVICES (continued)
6,608	OrthoPediatrics Corp.(a)	$122,182
		2,109,612
	TOTAL HEALTH CARE	5,520,044

	INDUSTRIALS — 13.0%
	COMMERCIAL SUPPORT SERVICES — 4.3%
5,833	Barrett Business Services, Inc.	204,680
545	CRA International, Inc.	96,105
13,724	Healthcare Services Group, Inc.(a)	257,737
18,039	Kelly Services, Inc., Class A	155,857
22,545	Quest Resource Holding Corp.(a)	42,385
25,618	Resources Connection, Inc.	123,863
3,324	V2X, Inc.(a)	182,321
		1,062,948
	ELECTRICAL EQUIPMENT — 1.0%
11,236	LSI Industries, Inc.	205,506
7,419	Stoneridge, Inc.(a)	42,363
		247,869
	ENGINEERING & CONSTRUCTION — 1.1%
17,402	Orion Group Holdings, Inc.(a)	174,020
552	VSE Corp.	99,465
		273,485
	INDUSTRIAL INTERMEDIATE PROD — 1.9%
950	AZZ, Inc.	100,149
21,831	Hillman Solutions Corp.	191,021
4,018	Insteel Industries, Inc.	122,871
3,796	Mayville Engineering Co., Inc.(a)	64,494
		478,535
	MACHINERY — 1.9%
4,778	Helios Technologies, Inc.	257,964
8,831	Ichor Holdings Ltd.(a)	148,361
7,539	Titan International, Inc.(a)	60,990
		467,315
	TRANSPORTATION & LOGISTICS — 0.6%
5,812	Werner Enterprises, Inc.	148,555

	TRANSPORTATION EQUIPMENT — 2.2%
14,282	Aebi Schmidt Holding AG	170,098
7,329	REV Group, Inc.	390,416
		560,514
	TOTAL INDUSTRIALS	3,239,221

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	MATERIALS — 6.0%
	CHEMICALS — 3.5%
10,732	CPS Technologies Corp.(a)	$36,918
14,403	LSB Industries, Inc.(a)	128,619
3,027	Materion Corp.	369,869
2,121	Minerals Technologies, Inc.	124,397
10,973	Park Aerospace Corp.	212,766
		872,569
	CONTAINERS & PACKAGING — 2.1%
15,803	TriMas Corp.	538,408

	METALS & MINING — 0.4%
6,642	USA Rare Earth, Inc.(a)	89,335
	TOTAL MATERIALS	1,500,312

	REAL ESTATE — 3.9%
	REIT — 3.9%
34,337	Chatham Lodging Trust	232,805
12,974	Community Healthcare Trust, Inc.	202,135
9,673	CTO Realty Growth, Inc.	174,888
8,659	Easterly Government Properties, Inc.	188,766
8,074	Plymouth Industrial REIT, Inc.	177,143
		975,737
	TOTAL REAL ESTATE	975,737

	TECHNOLOGY — 14.6%
	SEMICONDUCTORS — 3.4%
3,669	ACM Research, Inc., Class A(a)	122,581
9,510	Aehr Test Systmes(a)	218,445
1,879	Axcelis Technologies, Inc.(a)	155,525
8,955	MagnaChip Semiconductor Corp.(a)	23,641
7,863	Penguin Solutions, Inc.(a)	159,068
1,881	Silicon Motion Technology Corp. - ADR	167,334
		846,594
	SOFTWARE — 5.9%
14,914	Adeia, Inc.	184,486
17,837	Asure Software, Inc.(a)	142,696
11,370	AudioEye, Inc.(a)	140,533
8,025	Computer Programs & Systems, Inc.(a)	176,229
19,213	DoubleVerify Holdings, Inc.(a)	202,505
29,426	Evolent Health, Inc., Class A(a)	123,589
31,293	Health Catalyst, Inc.(a)	93,566
7,765	Red Violet, Inc.(a)	420,786
		1,484,390

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	TECHNOLOGY HARDWARE — 4.4%
12,559	Aviat Networks, Inc.(a)	$277,680
15,168	CommScope Holding Co., Inc.(a)	299,416
6,348	Kornit Digital Ltd.(a)	84,619
67,718	Powerfleet, Inc.(a)	336,558
24,171	Ribbon Communications, Inc.(a)	69,129
1,132	Vishay Precision Group, Inc.(a)	38,647
		1,106,049
	TECHNOLOGY SERVICES — 0.9%
2,886	ICF International, Inc.	225,223
	TOTAL TECHNOLOGY	3,662,256

	TOTAL COMMON STOCKS (Cost $20,330,618)	23,870,373

	SHORT-TERM INVESTMENTS — 3.1%
780,802	First American Treasury Obligations Fund, Class X, 3.91%(b)	780,802
	TOTAL SHORT-TERM INVESTMENTS (Cost $780,802)	780,802
	TOTAL INVESTMENTS — 98.6% (Cost $21,111,420)	$24,651,175
	Other Assets in Excess of Liabilities — 1.4%	352,210
	NET ASSETS — 100.00%	$25,003,385

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ADR - American Depositary Receipt.

See accompanying Notes to Financial Statements.

North Square Select Small Cap Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 97.1%
	CONSUMER DISCRETIONARY — 19.6%
	AUTOMOTIVE — 5.0%
92,926	Holley, Inc.(a)	$395,865
15,399	Phinia, Inc.	832,932
		1,228,797
	LEISURE FACILITIES & SERVICES — 3.3%
15,968	OneSpaWorld Holdings Ltd.	326,066
3,570	Vail Resorts, Inc.	500,550
		826,616
	RETAIL - DISCRETIONARY — 6.8%
1,828	Asbury Automotive Group, Inc.(a)	425,138
43,606	Driven Brands Holdings, Inc.(a)	637,084
19,992	Valvoline, Inc.(a)	625,949
		1,688,171
	WHOLESALE - DISCRETIONARY — 4.5%
44,050	Openlane, Inc.(a)	1,120,632
	TOTAL CONSUMER DISCRETIONARY	4,864,216

	CONSUMER STAPLES — 7.3%
	FOOD — 1.6%
4,700	Cal-Maine Foods, Inc.	391,604

	WHOLESALE - CONSUMER STAPLES — 5.7%
33,737	Grocery Outlet Holding Corp.(a)	375,493
10,686	Performance Food Group Co.(a)	1,037,290
		1,412,783
	TOTAL CONSUMER STAPLES	1,804,387

	FINANCIALS — 16.7%
	BANKING — 14.5%
17,814	First Merchants Corp.	656,268
8,388	Nicolet Bankshares, Inc.	1,056,720
7,351	Southstate Bank Corp.	657,988
6,916	Stock Yards Bancorp, Inc.	457,632
12,834	Webster Financial Corp.	764,906
		3,593,514
	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
9,608	Jefferies Financial Group, Inc.	553,037
	TOTAL FINANCIALS	4,146,551

	HEALTH CARE — 2.5%
	HEALTH CARE FACILITIES & SERVICES — 2.5%
5,835	HealthEquity, Inc.(a)	613,725
	TOTAL HEALTH CARE	613,725

See accompanying Notes to Financial Statements.

North Square Select Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	INDUSTRIALS — 20.8%
	COMMERCIAL SUPPORT SERVICES — 6.8%
147,661	Emerald Holding, Inc.	$540,439
33,066	Pursuit Attractions and Hospitality, Inc.(a)	1,135,156
		1,675,595
	ELECTRICAL EQUIPMENT — 3.7%
5,864	Bel Fuse, Inc., Class B	903,232

	ENGINEERING & CONSTRUCTION — 3.8%
8,909	Arcosa, Inc.	949,165

	MACHINERY — 3.7%
6,514	JBT Marel Corp.	915,412

	TRANSPORTATION EQUIPMENT — 2.8%
13,139	REV Group, Inc.	699,915
	TOTAL INDUSTRIALS	5,143,319

	MATERIALS — 12.1%
	CONSTRUCTION MATERIALS — 3.3%
3,681	Eagle Materials, Inc.	823,513

	CONTAINERS & PACKAGING — 8.8%
56,038	Myers Industries, Inc.	1,012,047
33,760	TriMas Corp.	1,150,203
		2,162,250
	TOTAL MATERIALS	2,985,763

	REAL ESTATE — 2.9%
	REAL ESTATE OWNERS & DEVELOPERS — 2.9%
36,264	Legacy Housing Corp.(a)	722,741
	TOTAL REAL ESTATE	722,741

	TECHNOLOGY — 15.2%
	SOFTWARE — 13.5%
76,489	ACV Auctions, Inc.(a)	600,439
36,031	Alkami Technology, Inc.(a)	768,181
3,165	Daily Journal Corp.(a)	1,450,804
21,153	nCino, Inc.(a)	522,479
		3,341,903
	TECHNOLOGY SERVICES — 1.7%
30,594	Flywire Corp.(a)	428,010
	TOTAL TECHNOLOGY	3,769,913

	TOTAL COMMON STOCKS (Cost $20,479,190)	24,050,615

See accompanying Notes to Financial Statements.

North Square Select Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.8%
686,190	First American Treasury Obligations Fund, Class X, 3.91%(b)	$686,190
	TOTAL SHORT-TERM INVESTMENTS (Cost $686,190)	686,190
	TOTAL INVESTMENTS — 99.9% (Cost $21,165,380)	$24,736,805
	Other Assets in Excess of Liabilities — 0.1%	26,053
	NET ASSETS — 100.00%	$24,762,858

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.1%
	Belgium — 1.1%
7,541	KBC Groupe N.V.(a)	$928,110

	Bermuda — 4.1%
12,514	Axis Capital Holdings Ltd.	1,279,431
7,001	Everest Re Group, Ltd.	2,200,345
		3,479,776
	Canada — 1.1%
5,234	Agnico Eagle Mines Ltd.	912,967

	China — 1.8%
76,664	Alibaba Group Holding Ltd.	1,508,328

	France — 11.5%
54,129	Bureau Veritas SA	1,731,423
7,021	Capgemini SE	1,099,825
19,042	Cia Generale de Establissements Michelin SCA	623,142
11,594	Danone SA	1,036,202
8,752	Pernod Ricard SA	788,778
17,568	Sanofi	1,751,799
27,093	SCOR SE	873,080
27,945	TotalEnergies SE	1,838,004
		9,742,253
	Germany — 10.4%
8,484	Adidas AG	1,579,868
8,830	Bayerische Motoren Werke AG	902,341
21,014	Daimler Truck Holding AG	889,326
8,911	Deutsche Boerse AG	2,381,385
25,995	Deutsche Post AG	1,352,593
3,814	Siemens AG	1,011,263
14,793	Siemens Healthineers AG	735,602
		8,852,378
	Hong Kong — 1.2%
90,380	Techtronic Industries Co. Ltd.	1,062,955

	India — 1.4%
32,998	HDFC Bank Ltd. - ADR	1,214,986

	Indonesia — 0.8%
2,332,043	PT Bank Mandiri (Persero) Tbk	677,288

	Ireland — 7.5%
90,188	Bank of Ireland Group PLC	1,670,073
6,305	CRH PLC	756,348
4,510	ICON PLC(a)	834,350

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	Ireland (continued)
12,940	Kerry Group PLC, Class A	$1,200,969
17,883	Medtronic PLC	1,883,617
		6,345,357
	Israel — 1.2%
5,649	Check Point Software Technologies Ltd.(a)	1,055,064

	Italy — 0.8%
28,681	FinecoBank SpA	705,341

	Japan — 13.6%
53,889	Daito Trust Construction Co., Ltd.	1,030,766
59,271	Japan Exchange Group, Inc.	677,204
100,240	Kubota Corp.	1,446,623
53,460	Murata Manufacturing Co. Ltd., F	1,100,402
3,391	SMC Corp.	1,192,611
68,913	Sony Group Corp.	2,021,934
70,130	Sumitomo Mitsui Trust Holdings, Inc.	2,037,166
134,181	Suzuki Motor Corp.	2,098,141
		11,604,847
	Korea (Republic Of) — 4.7%
16,624	Hana Financial Group, Inc.	1,060,543
21,524	KB Financial Group, Inc.	1,841,032
647	Samsung Electronics Co. Ltd. - ADR	1,122,419
		4,023,994
	Mexico — 3.7%
6,892	Fomento Economico Mexicano SAB de CV - ADR	661,218
133,713	Grupo Financiero Banorte SAB de CV	1,287,124
361,579	Wal-Mart de Mexico SAB de CV	1,211,362
		3,159,704
	Netherlands — 5.7%
17,689	Akzo Nobel N.V.	1,149,679
4,384	Euronext N.V.	671,640
19,935	Heineken N.V.	1,625,761
51,209	Koninklijke Philips N.V.	1,444,281
		4,891,361
	Norway — 1.2%
37,439	DNB Bank ASA	1,001,018

	South Africa — 0.6%
31,660	Standard Bank Group Ltd.	489,476

	Spain — 1.0%
54,507	Bankinter SA	859,092

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	Sweden — 1.4%
62,585	Hexagon AB	$733,751
14,096	Sandvik AB(a)	426,222
		1,159,973
	Switzerland — 6.2%
9,515	Chubb Ltd.	2,818,152
7,465	Nestle SA	742,417
6,423	Sandoz Group AG	454,301
1,811	Zurich Insurance Group Ltd.	1,302,020
		5,316,890
	United Kingdom — 14.1%
18,349	Admiral Group PLC	769,815
5,089	Aon PLC, Class A	1,801,098
27,039	BP PLC - ADR	976,108
40,578	Diageo PLC	932,700
86,421	GSK PLC	2,056,500
179,575	Haleon PLC	883,139
121,471	Informa PLC	1,544,657
12,354	Intertek Group PLC	755,929
53,337	Smith & Nephew PLC	886,269
4,302	Willis Towers Watson PLC	1,380,942
		11,987,157
	TOTAL COMMON STOCKS (Cost $64,591,518)	80,978,315

	PREFERRED STOCKS — 0.8%
	Brazil — 0.8%
89,914	Itau Unibanco Holdings SA	701,014
	TOTAL PREFERRED STOCKS (Cost $478,907)	701,014

	SHORT-TERM INVESTMENTS — 3.4%
2,861,389	First American Treasury Obligations Fund, Class X, 3.91%(b)	2,861,389
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,861,389)	2,861,389
	TOTAL INVESTMENTS — 99.3% (Cost $67,931,814)	84,540,718
	Other Assets in Excess of Liabilities — 0.7%	574,753
	NET ASSETS — 100.0%	$85,115,471

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ADR – American Depositary Receipt.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	ASSET BACKED SECURITIES — 2.8%
400,000	Aligned Data Centers Issuer LLC 2021-1A A2, 1.94%, 8/15/46(a)	$391,652
3,119	Ally Auto Receivables Trust 2022-2 A3, 4.76%, 5/17/27	3,121
10,000	BBCMS Mortgage Trust 2017-C1 A4, 3.67%, 2/15/50	9,885
55,128	BBCMS Mortgage Trust 2022-C14 A1, 1.73%, 2/18/55	54,327
5,959	Carmax Auto Owner Trust 2022-4 A3, 5.34%, 8/15/27	5,977
600,000	CarMax Auto Owner Trust 2024-4 A3, 4.60%, 10/15/29	605,421
120,559	Dell Equipment Finance Trust 2023-3 A3, 5.93%, 6/22/26(a)	121,273
476,902	EQUS 2021-EQAZ A Mortgage Trust, 4.98%, 10/15/36 (1MO SOFR + 102bps)(a)(b)	476,538
5,000	Ford Credit Auto Owner Trust 2024-C A3, 4.07%, 7/15/29	5,014
400,000	GMF Floorplan Owner Revolving Trust 2025-2A A, 4.64%, 3/15/30(a)	406,356
250,485	Harley-Davidson Motorcycle Trust 2024-A A3, 5.37%, 3/15/29	253,292
520,000	NextGear Floorplan Master Owner Trust 2024-2A A2, 4.42%, 9/15/27(a)	524,025
2,357	North Mill Equipment Funding 2022-B A2, 6.07%, 6/01/49(a)	2,358
1,050,000	Toyota Auto Receivables 2024-C A3 Owner Trust, 4.88%, 1/18/28(a)	1,060,081
525,527	Tricon Residential 2022-SFR2 A Trust, 3.86%, 4/19/39(a)	522,337
15,000	UBS Commercial Mortgage Trust 2018-C8 A4, 3.98%, 2/15/51	14,810
465,000	Verizon Master Trust 2023-7 A1A, 5.67%, 11/20/26	473,961
464,000	Verizon Master Trust 2025-7 A1A, 3.96%, 8/20/31	465,944
	TOTAL ASSET BACKED SECURITIES (Cost $5,366,544)	5,396,372

	CORPORATE BONDS — 24.0%
	COMMUNICATIONS — 2.0%
	CABLE & SATELLITE — 0.3%
812,000	Comcast Corp., 3.25%, 11/01/39	645,385

	ENTERTAINMENT CONTENT — 0.7%
649,000	Fox Corp., 6.50%, 10/13/33	719,351
769,000	Walt Disney Co. (The), 3.50%, 5/13/40	650,801
		1,370,152
	INTERNET MEDIA & SERVICES — 0.5%
283,000	Alphabet, Inc., 4.70%, 11/15/35	287,679
476,000	Meta Platforms, Inc., 4.20%, 11/15/30	479,414
218,000	Meta Platforms, Inc., 5.60%, 5/15/53	217,312
		984,405
	TELECOMMUNICATIONS — 0.5%
1,227,000	Verizon Communications, Inc., 2.65%, 11/20/40	891,719

	CONSUMER DISCRETIONARY — 2.0%
	AUTOMOTIVE — 1.6%
377,000	American Honda Finance Corp., 2.00%, 3/24/28	360,399
725,000	Ford Motor Co., Class B, 3.25%, 2/12/32	637,136
854,000	General Motors Financial Co., Inc., 5.35%, 1/07/30	881,710
1,070,000	Honda Motor Co. Ltd., 4.69%, 7/08/30	1,084,356

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	CONSUMER DISCRETIONARY (continued)
	AUTOMOTIVE (continued)
91,000	Toyota Motor Credit Corp., 5.35%, 1/09/36	$96,121
		3,059,722
	LEISURE FACILITIES & SERVICES — 0.1%
192,000	McDonald’s Corp., 4.40%, 2/12/31	193,825

	RETAIL - DISCRETIONARY — 0.3%
571,000	Lowe’s Companies, Inc., 4.50%, 10/15/32	569,270

	CONSUMER STAPLES — 1.4%
	BEVERAGES — 0.4%
426,000	Coca-Cola Co. (The), 3.45%, 3/25/30	418,749
441,000	Keurig Dr Pepper, Inc., 5.20%, 3/15/31	452,427
		871,176
	HOUSEHOLD PRODUCTS — 0.5%
1,000,000	Procter & Gamble Co. (The), 4.10%, 11/03/32	1,001,282

	TOBACCO & CANNABIS — 0.5%
292,000	Philip Morris International, Inc., 5.13%, 2/15/30	302,710
557,000	Philip Morris International, Inc., 4.25%, 10/29/32	549,644
		852,354
	ENERGY — 2.6%
	OIL & GAS PRODUCERS — 2.6%
158,000	BP Capital Markets America, Inc., 4.89%, 9/11/33	161,866
712,000	Chevron Corp., 4.82%, 4/15/32	735,086
831,000	ConocoPhillips Co., 5.30%, 5/15/53	793,051
323,000	Energy Transfer L.P., 3.75%, 5/15/30	315,236
1,125,000	Exxon Mobil Corp., 4.33%, 3/19/50	964,822
381,000	ONEOK, Inc., 4.95%, 10/15/32	383,819
204,000	ONEOK, Inc., 5.70%, 11/01/54	192,545
738,000	Phillips 66 Co., 5.25%, 6/15/31	770,584
560,000	TotalEnergies Capital SA, 5.49%, 4/05/54	553,189
		4,870,198
	FINANCIALS — 6.4%
	ASSET MANAGEMENT — 0.1%
179,000	Charles Schwab Corp. (The), 4.34%, 11/14/31(b)	179,504

	BANKING — 4.4%
355,000	American Express National Bank, 4.05%, 4/10/28	357,742
417,000	Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)(b)	430,277
592,000	Canadian Imperial Bank of Commerce, 5.26%, 4/08/29	614,399
676,000	Citigroup, Inc., 4.95%, 5/07/31(b)	692,998
510,000	HSBC Holdings PLC, 5.29%, 11/19/30(b)	527,685

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
	BANKING (continued)
534,000	JPMorgan Chase & Co., 5.00%, 7/22/30	$549,612
813,000	JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)(b)	843,629
690,000	Morgan Stanley Private Bank NA, 4.73%, 7/18/31 (SOFRRATE + 108bps)(b)	702,040
180,000	PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34 (SOFRRATE + 2bps)(b)	204,733
925,000	Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)(b)	939,170
240,000	Toronto-Dominion Bank (The), 4.86%, 1/31/28	244,255
185,000	Truist Financial Corp., 5.12%, 1/26/34(b)	189,001
547,000	US Bancorp, 5.05%, 2/12/31 (SOFRRATE + 106bps)(b)	563,716
462,000	Wells Fargo & Co., 5.24%, 1/24/31 (SOFRRATE + 111bps)(b)	480,212
1,000,000	Wells Fargo Bank NA, 4.25%, 3/11/27	1,006,562
		8,346,031
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
993,000	Bank of New York Mellon Corp. (The), 5.06%, 7/22/32(b)	1,032,390
500,000	Goldman Sachs Bank USA, 4.30%, 3/11/27	503,484
815,000	Goldman Sachs Group Inc. (The), 4.37%, 10/21/31(b)	816,139
174,000	Morgan Stanley, 5.23%, 1/15/31(b)	180,020
		2,532,033
	SPECIALTY FINANCE — 0.6%
422,000	American Express Co., 5.28%, 7/26/35 (SOFRRATE + 142bps)(b)	438,140
485,000	Capital One Financial Corp, 6.31%, 6/08/29(b)	509,418
244,000	Capital One Financial Corp., 4.49%, 9/11/31(b)	243,900
		1,191,458
	HEALTH CARE — 1.4%
	BIOTECH & PHARMA — 0.5%
420,000	Eli Lilly & Co., 5.00%, 2/09/54	401,661
465,000	Pfizer, Inc., 4.88%, 11/15/35	470,741
		872,402
	HEALTH CARE FACILITIES & SERVICES — 0.9%
226,000	Cigna Group (The), 2.38%, 3/15/31	205,095
776,000	Cigna Group (The), 5.25%, 1/15/36	796,008
263,000	UnitedHealth Group, Inc., 2.30%, 5/15/31	237,994
393,000	UnitedHealth Group, Inc., 5.15%, 7/15/34	406,563
122,000	UnitedHealth Group, Inc., 5.38%, 4/15/54	117,939
		1,763,599
	INDUSTRIALS — 2.6%
	AEROSPACE & DEFENSE — 0.6%
324,000	Boeing Co. (The), 5.15%, 5/01/30	334,046
351,000	Lockheed Martin Corp., 5.00%, 8/15/35	360,654
446,000	Lockheed Martin Corp., 4.70%, 5/15/46	410,901
		1,105,601

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	INDUSTRIALS (continued)
	DIVERSIFIED INDUSTRIALS — 0.5%
888,000	Honeywell International, Inc., 4.75%, 2/01/32	$911,013

	ELECTRICAL EQUIPMENT — 0.2%
299,000	Johnson Controls International PLC, 5.50%, 4/19/29	312,221

	MACHINERY — 0.4%
381,000	Caterpillar, Inc., 5.20%, 5/15/35	399,038
333,000	Deere & Co., 5.10%, 4/11/34	347,245
		746,283
	TRANSPORTATION & LOGISTICS — 0.9%
472,892	BNSF Railway Co. 2015-1 Pass Through Trust, 3.44%, 6/16/28(a)	464,411
1,097,000	Burlington Northern Santa Fe LLC, 4.55%, 9/01/44	996,953
268,145	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34	235,899
10,099	Union Pacific Railroad Co. 2005 Pass Through Trust, 5.08%, 1/02/29	10,252
155,401	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.23%, 5/14/26	154,845
		1,862,360
	REAL ESTATE — 0.2%
	REIT — 0.2%
449,000	American Tower Corp., 3.80%, 8/15/29	442,438

	TECHNOLOGY — 2.3%
	SEMICONDUCTORS — 0.7%
303,000	Broadcom, Inc., 4.35%, 2/15/30	305,693
861,000	Broadcom, Inc., 4.90%, 7/15/32	886,167
		1,191,860
	SOFTWARE — 0.9%
334,000	Oracle Corp., 4.80%, 8/03/28	337,328
883,000	Oracle Corp., 4.45%, 9/26/30	870,431
576,000	Oracle Corp., 5.88%, 9/26/45	543,456
		1,751,215
	TECHNOLOGY HARDWARE — 0.4%
632,000	Apple, Inc., 2.95%, 9/11/49	436,118
413,000	Cisco Systems, Inc., 4.95%, 2/26/31	429,759
		865,877
	TECHNOLOGY SERVICES — 0.3%
600,000	International Business Machines Corp., 4.15%, 5/15/39	543,375

	UTILITIES — 3.1%
	ELECTRIC UTILITIES — 3.1%
494,000	Alabama Power Co., 3.45%, 10/01/49	362,047
129,000	Berkshire Hathaway Energy Co., 3.70%, 7/15/30	127,009
339,000	Dominion Energy, Inc., 5.45%, 3/15/35	350,753

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	UTILITIES (continued)
	ELECTRIC UTILITIES (continued)
1,081,000	Duke Energy Carolinas LLC, 5.30%, 2/15/40	$1,109,659
503,000	Duke Energy Corp., 4.95%, 9/15/35	502,956
342,000	Entergy Corp., 1.90%, 6/15/28	324,609
313,000	Florida Power & Light Co., 5.30%, 6/15/34	329,424
472,000	Florida Power & Light Co., 5.30%, 4/01/53	464,064
1,334,000	MidAmerican Energy Co., 4.25%, 7/15/49	1,115,699
136,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	125,140
193,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	192,422
862,000	Virginia Electric and Power Co., 5.45%, 4/01/53	838,444
		5,842,226
	TOTAL CORPORATE BONDS (Cost $45,051,610)	45,768,984

	MORTGAGE-BACKED SECURITIES — 36.3%
1,277	Ellington Financial Mortgage Trust 2020-01 A1, 2.01%, 5/25/65(a)(b)	1,274
255,472	Fannie Mae Pool, 4.00%, 5/15/27	247,272
14,262	Fannie Mae Pool, 5.00%, 11/01/29	14,470
18,112	Fannie Mae Pool, 1.50%, 10/01/36	16,448
15,991	Fannie Mae Pool, 2.50%, 4/01/37	15,039
84,965	Fannie Mae Pool, 3.50%, 10/13/37	80,020
68,303	Fannie Mae Pool, 3.50%, 12/01/37	67,020
242,354	Fannie Mae Pool, 3.00%, 1/01/40	228,414
227,574	Fannie Mae Pool, 3.00%, 10/01/40	213,889
211,744	Fannie Mae Pool, 2.00%, 11/01/40	187,236
148,529	Fannie Mae Pool, 2.00%, 1/01/41	130,573
180,101	Fannie Mae Pool, 2.50%, 3/01/41	163,041
375,788	Fannie Mae Pool, 2.50%, 9/01/41	340,706
423,319	Fannie Mae Pool, 2.50%, 10/01/41	383,801
232,425	Fannie Mae Pool, 2.50%, 11/01/41	210,436
905,367	Fannie Mae Pool, 2.00%, 8/01/42	797,968
268,716	Fannie Mae Pool, 3.50%, 9/01/42	258,760
74,462	Fannie Mae Pool, 3.00%, 4/01/46	68,144
71,098	Fannie Mae Pool, 3.50%, 6/01/46	67,416
17,958	Fannie Mae Pool, 3.00%, 11/01/46	16,415
175,191	Fannie Mae Pool, 5.00%, 11/01/46	180,310
796,123	Fannie Mae Pool, 4.50%, 4/01/47	796,539
5,268	Fannie Mae Pool, 3.50%, 5/01/47	5,018
238,440	Fannie Mae Pool, 2.50%, 12/01/47	209,366
84,870	Fannie Mae Pool, 3.00%, 4/01/48	77,582
318,850	Fannie Mae Pool, 4.50%, 1/01/49	316,356
17,763	Fannie Mae Pool, 2.50%, 7/01/49	15,594
69,779	Fannie Mae Pool, 3.00%, 12/01/49	63,072
229,763	Fannie Mae Pool, 2.50%, 5/01/50	193,371

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
1,074,306	Fannie Mae Pool, 2.50%, 6/01/50	$933,840
197,829	Fannie Mae Pool, 5.00%, 6/01/50	201,076
114,736	Fannie Mae Pool, 2.50%, 10/01/50	99,743
16,606	Fannie Mae Pool, 2.00%, 1/01/51	13,799
309,199	Fannie Mae Pool, 2.50%, 2/01/51	269,631
344,569	Fannie Mae Pool, 2.50%, 2/01/51	296,311
255,368	Fannie Mae Pool, 2.00%, 3/01/51	212,838
20,371	Fannie Mae Pool, 2.50%, 3/01/51	17,472
24,112	Fannie Mae Pool, 2.00%, 5/01/51	19,779
22,820	Fannie Mae Pool, 2.50%, 5/01/51	19,778
331,355	Fannie Mae Pool, 2.50%, 6/01/51	287,723
618,203	Fannie Mae Pool, 2.50%, 6/01/51	536,805
1,079,077	Fannie Mae Pool, 2.50%, 7/01/51	936,190
629,800	Fannie Mae Pool, 2.50%, 8/01/51	543,122
23,894	Fannie Mae Pool, 2.50%, 10/01/51	20,466
230,303	Fannie Mae Pool, 2.50%, 10/01/51	197,404
229,550	Fannie Mae Pool, 2.00%, 1/01/52	190,110
230,351	Fannie Mae Pool, 3.00%, 1/01/52	206,825
268,751	Fannie Mae Pool, 3.50%, 1/01/52	250,094
554,246	Fannie Mae Pool, 4.00%, 1/01/52	535,415
502,295	Fannie Mae Pool, 2.00%, 2/01/52	416,992
37,389	Fannie Mae Pool, 2.00%, 3/01/52	31,139
21,841	Fannie Mae Pool, 5.00%, 9/01/52	21,966
389,019	Fannie Mae Pool, 5.00%, 11/01/52	390,299
232,074	Fannie Mae Pool, 6.50%, 1/01/53	243,244
717,523	Fannie Mae Pool, 4.50%, 4/01/53	705,415
342,124	Fannie Mae Pool, 6.00%, 9/01/53	356,751
516,518	Fannie Mae Pool, 5.50%, 3/01/54	528,526
25,890	Fannie Mae Pool, 5.50%, 8/01/54	26,468
1,252,173	Fannie Mae Pool, 6.00%, 3/01/55	1,296,855
53,671	Fannie Mae Pool, 4.50%, 4/01/56	53,365
137,889	Fannie Mae Pool, 4.00%, 7/01/56	130,471
279,911	Fannie Mae Pool, 4.50%, 8/01/56	276,932
446,009	Fannie Mae Pool, 5.50%, 9/01/56	461,261
885,223	Fannie Mae REMIC Trust 2005-W1 1A1, 6.00%, 10/25/44	929,684
4,795	Fannie Mae REMICS, 1.25%, 1/25/28	4,687
1,452	Fannie Mae REMICS, 5.50%, 1/25/32	1,458
59,684	Fannie Mae REMICS, 4.00%, 4/25/33	59,671
12,927	Fannie Mae REMICS, 5.00%, 8/25/35	13,247
300,000	Fannie Mae REMICS, 3.50%, 10/25/37	294,624
26,849	Fannie Mae REMICS, 2.00%, 12/25/41	25,282
90,368	Fannie Mae REMICS, 3.50%, 2/25/43	87,160
209,626	Fannie Mae REMICS, 3.00%, 6/25/43	207,222
362,274	Fannie Mae REMICS, 5.50%, 6/25/44	366,518

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
83,080	Fannie Mae REMICS, 2.00%, 10/25/44	$76,684
41,439	Fannie Mae REMICS, 3.00%, 4/25/45	40,052
59,937	Fannie Mae REMICS, 3.50%, 9/25/48	58,359
35,432	Fannie Mae REMICS, 5.50%, 1/25/49	35,892
13,726	Fannie Mae REMICS, 3.00%, 2/25/49	12,918
51,083	Fannie Mae REMICS, 3.00%, 7/25/49	47,107
146,628	Fannie Mae REMICS, 2.00%, 3/25/50	126,006
495,701	Fannie Mae REMICS, 2.00%, 7/25/50	425,467
8,941	Fannie Mae REMICS, 1.00%, 2/25/51	7,022
265,478	Fannie Mae REMICS, 5.00%, 2/25/51	265,393
406,197	Fannie Mae REMICS, 5.00%, 7/25/51	407,669
312,142	Fannie Mae REMICS, 5.00%, 1/25/53	315,860
120,894	Fannie Mae REMICS, 3.50%, 6/25/53	117,754
8,803	Fannie Mae Trust 2003-W8 3F2, 4.54%, 5/25/42 (SOFR NYF 30D + 46bps)(b)	8,778
725,000	Federal Farm Credit Banks Funding Corp., 4.70%, 3/05/29	726,368
1,240,000	Federal Farm Credit Banks Funding Corp., 4.59%, 8/25/31	1,239,043
1,339,000	Federal Farm Credit Banks Funding Corp., 4.70%, 3/24/32	1,337,545
2,832,000	Federal Farm Credit Banks Funding Corp., 5.11%, 7/15/32	2,851,490
905,000	Federal Farm Credit Banks Funding Corp., 4.97%, 9/02/32	905,347
852,000	Federal Farm Credit Banks Funding Corp., 4.94%, 3/03/33	863,900
1,906,000	Federal Farm Credit Banks Funding Corp., 5.09%, 3/11/33	1,906,348
1,658,000	Federal Farm Credit Banks Funding Corp., 5.11%, 3/25/33	1,657,656
1,376,000	Federal Farm Credit Banks Funding Corp., 5.27%, 6/23/33	1,379,812
1,170,000	Federal Farm Credit Banks Funding Corp., 4.94%, 9/08/33	1,174,704
309,000	Federal Farm Credit Banks Funding Corp., 5.25%, 3/03/34	309,451
2,362,000	Federal Farm Credit Banks Funding Corp., 1.73%, 9/10/35	1,877,611
805,000	Federal Home Loan Banks, 5.19%, 2/25/32	805,728
920,000	Federal Home Loan Banks, 4.85%, 9/24/32	919,726
1,815,000	Federal Home Loan Banks, 5.35%, 6/12/34	1,822,862
1,760,000	Federal Home Loan Banks, 5.38%, 4/09/35	1,765,936
30,683	Freddie Mac Gold Pool, 3.00%, 11/01/42	28,538
—	Freddie Mac Gold Pool, 3.50%, 12/01/42(c)	—
5,116	Freddie Mac Gold Pool, 3.00%, 11/01/46	4,680
198,634	Freddie Mac Gold Pool, 3.00%, 12/01/46	181,786
110,383	Freddie Mac Gold Pool, 3.00%, 1/01/47	100,615
456,165	Freddie Mac Pool, 2.50%, 3/15/28	394,731
232,114	Freddie Mac Pool, 3.50%, 6/15/29	216,618
231,146	Freddie Mac Pool, 3.00%, 7/01/38	221,195
7,044	Freddie Mac Pool, 2.50%, 5/01/50	5,928
115,204	Freddie Mac Pool, 2.00%, 8/01/50	96,009
207,086	Freddie Mac Pool, 2.50%, 11/01/50	177,765
177,938	Freddie Mac Pool, 2.50%, 12/01/50	154,544
277,580	Freddie Mac Pool, 2.00%, 2/01/51	227,754
597,115	Freddie Mac Pool, 2.50%, 3/01/51	518,501

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
31,399	Freddie Mac Pool, 2.50%, 5/01/51	$27,252
22,643	Freddie Mac Pool, 2.50%, 6/01/51	19,421
399,032	Freddie Mac Pool, 2.50%, 9/01/51	347,408
365,913	Freddie Mac Pool, 2.00%, 11/01/51	299,976
412,332	Freddie Mac Pool, 3.00%, 12/01/51	369,709
195,829	Freddie Mac Pool, 2.50%, 2/01/52	168,478
650,837	Freddie Mac Pool, 3.00%, 8/01/52	586,460
441,005	Freddie Mac Pool, 5.00%, 12/01/52	449,920
484,862	Freddie Mac Pool, 6.00%, 2/01/53	504,929
237,218	Freddie Mac Pool, 5.50%, 6/01/53	241,845
17,506	Freddie Mac Pool, 6.00%, 8/01/53	18,087
371,707	Freddie Mac Pool, 5.50%, 9/01/53	382,317
17,766	Freddie Mac Pool, 6.50%, 11/01/53	18,644
12,734	Freddie Mac Pool, 5.00%, 4/01/54	12,803
191,682	Freddie Mac Pool, 5.50%, 11/01/54	196,680
406,000	Freddie Mac Pool, 5.50%, 11/01/55	412,534
12,261	Freddie Mac REMICS, 3.50%, 8/15/27	12,230
15,493	Freddie Mac REMICS, 3.00%, 8/15/40	15,437
8,926	Freddie Mac REMICS, 2.00%, 12/15/41	8,510
44,105	Freddie Mac REMICS, 2.00%, 6/25/42	42,193
23,075	Freddie Mac REMICS, 3.00%, 5/15/43	22,729
3,168	Freddie Mac REMICS, 3.00%, 11/15/43	3,149
86,821	Freddie Mac REMICS, 2.00%, 3/25/44	82,947
113,022	Freddie Mac REMICS, 3.00%, 8/15/44	110,236
227,968	Freddie Mac REMICS, 2.00%, 5/25/46	207,056
226,929	Freddie Mac REMICS, 3.00%, 6/25/48	212,060
541,802	Freddie Mac REMICS, 2.50%, 10/25/48	503,701
698,393	Freddie Mac REMICS, 1.50%, 2/25/49	579,380
99,775	Freddie Mac REMICS, 1.00%, 4/25/49	86,025
1,133,739	Freddie Mac REMICS, 5.50%, 9/25/49	1,149,356
44,646	Freddie Mac REMICS, 1.00%, 1/25/50	34,944
333,909	Freddie Mac REMICS, 1.00%, 9/25/50	264,734
17,049	Freddie Mac REMICS, 0.75%, 12/25/50	13,452
38,852	Freddie Mac REMICS, 2.00%, 1/25/51	32,357
454,081	Freddie Mac REMICS, 5.50%, 11/25/51	460,581
123,578	Freddie Mac REMICS, 3.25%, 4/15/53	121,171
23,431	Freddie Mac REMICS, 3.00%, 1/15/55	22,831
71,394	Freddie Mac Structured Pass-Through Certificates, 5.51%, 7/25/44 (12MTA + 140bps)(b)	69,433
11,121	Freddie Mac Structured Pass-Through Certificates, 5.31%, 10/25/44 (12MTA + 120bps)(b)	10,251
230,558	Ginnie Mae I Pool, 3.00%, 8/15/45	210,299
13,297	Ginnie Mae II Pool, 3.50%, 4/20/27	13,220
5,484	Ginnie Mae II Pool, 3.50%, 7/20/27	5,449
366,674	Ginnie Mae II Pool, 3.50%, 12/20/34	357,911
1,844	Ginnie Mae II Pool, 5.00%, 6/20/48	1,871

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
40,406	Ginnie Mae II Pool, 5.00%, 7/20/48	$41,208
350,308	Ginnie Mae II Pool, 3.50%, 1/20/50	324,354
216,287	Ginnie Mae II Pool, 2.50%, 12/20/50	186,120
1,064,497	Ginnie Mae II Pool, 2.00%, 2/20/51	867,987
2,477,557	Ginnie Mae II Pool, 2.00%, 3/20/51	2,032,661
756,442	Ginnie Mae II Pool, 2.00%, 4/20/51	616,797
1,323,655	Ginnie Mae II Pool, 2.50%, 6/20/51	1,127,984
415,948	Ginnie Mae II Pool, 2.50%, 9/20/51	357,683
695,911	Ginnie Mae II Pool, 3.00%, 3/20/52	627,651
936,628	Ginnie Mae II Pool, 3.50%, 3/20/52	869,794
367,536	Ginnie Mae II Pool, 4.00%, 7/20/52	344,521
272,060	Ginnie Mae II Pool, 2.50%, 2/20/53	237,055
317,564	Ginnie Mae II Pool, 3.50%, 6/20/53	293,902
297,827	Ginnie Mae II Pool, 5.50%, 9/01/53(b)	303,022
434,815	Ginnie Mae II Pool, 6.00%, 9/20/53	448,056
793,464	Ginnie Mae II Pool, 3.00%, 12/20/53	703,372
863	Government National Mortgage Association 2009-34 BH, 4.00%, 5/20/39	854
—	Government National Mortgage Association 2012-149 PT, 5.00%, 12/20/27(c)	—
58,747	Government National Mortgage Association 2014-6 JA, 2.75%, 6/20/42	57,523
487,640	Government National Mortgage Association 2015-151 UB, 2.00%, 3/20/45	452,383
3,559	Government National Mortgage Association 2016-150 JG, 2.50%, 10/20/45	3,522
4,059	Government National Mortgage Association 2017-24 A, 2.25%, 9/16/44	3,975
130,476	Government National Mortgage Association 2018-76 EB, 2.50%, 9/20/46	126,440
293,486	Government National Mortgage Association 2020-45 ME, 2.00%, 3/20/50	251,713
1,373,816	Government National Mortgage Association 2021-154 CE, 1.75%, 9/20/51	1,209,818
108,837	Government National Mortgage Association 2021-77 LA, 1.00%, 8/20/50	85,247
129,907	Government National Mortgage Association 2021-83 KB, 1.25%, 5/20/51	103,715
815,356	Government National Mortgage Association 2022-189 PT, 2.50%, 10/20/51	692,214
12,802	Government National Mortgage Association 2022-213 GP, 5.00%, 8/20/47	12,875
472,499	Government National Mortgage Association 2022-218 EV, 5.50%, 11/20/33	486,956
24,748	Government National Mortgage Association 2022-99 GQ, 3.50%, 1/20/52	24,404
17,246	Government National Mortgage Association 2023-120 AK, 6.00%, 11/20/44	17,437
84,649	Government National Mortgage Association 2023-150 HE, 6.00%, 3/20/42	85,172
246,263	Government National Mortgage Association 2024-20 PC, 5.50%, 2/20/54	251,938
3,527	Government National Mortgage Association 2024-20 VG, 5.50%, 8/20/35	3,590
12,626	Government National Mortgage Association 2024-43 HP, 5.00%, 7/20/53	12,787
334,164	Government National Mortgage Association 2024-65 NB, 5.50%, 2/20/48	334,202
540,000	Government National Mortgage Association 2024-8 JL, 5.00%, 1/20/54	542,713
413,000	Morgan Stanley Capital I Trust 2016-UBS12, 3.60%, 12/17/49	408,107
145,262	Morgan Stanley Capital I Trust 2016-UBS9, 3.59%, 3/17/49	144,946
925,000	PSMC 2020-3 Trust, 3.00%, 11/25/50(a)(b)	784,437
62,835	Seasoned Credit Risk Transfer Trust 2012-2 MA, 2.00%, 11/25/60	55,421
334,000	UBS Commercial Mortgage Trust, 2.92%, 10/18/52	317,585
365,772	UMBS Freddie Mac Pool, 5.00%, 7/01/53	371,196

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
160,000	Wells Fargo Commercial Mortgage Trust 2016-C35, 2.93%, 7/17/48	$158,401
351,000	Wells Fargo Commercial Mortgage Trust 2017-RB1, 3.64%, 3/15/50	343,011
56,718	Wells Fargo Commercial Mortgage Trust 2021-SAVE, 5.32%, 2/15/40 (1MO SOFR + 1bps)(a)(b)	56,834
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,021,377)	69,391,919

	U.S. GOVERNMENT & AGENCIES — 34.1%
	GOVERNMENT SPONSORED — 1.0%
2,150,000	Resolution Funding Corp. Principal “Strips”, 0.00%, 1/15/30	1,843,263

	U.S. TREASURY BONDS — 11.3%
2,397,000	United States Treasury Bond, 2.75%, 11/15/42	1,880,240
2,832,000	United States Treasury Bond, 4.75%, 11/15/43	2,891,240
3,196,000	United States Treasury Bond, 2.00%, 8/15/51	1,893,692
2,053,000	United States Treasury Bond, 4.00%, 11/15/52	1,833,345
3,703,000	United States Treasury Note/Bond, 3.75%, 12/31/28	3,730,339
3,799,000	United States Treasury Note/Bond, 4.63%, 11/15/45	3,796,626
4,886,000	United States Treasury Note/Bond, 3.13%, 5/15/48	3,810,698
1,919,000	United States Treasury Note/Bond, 4.63%, 11/15/55	1,905,507
		21,741,687
	U.S. TREASURY NOTES — 21.8%
3,661,000	United States Treasury Note, 4.13%, 7/31/31	3,745,375
1,728,000	United States Treasury Note, 4.25%, 8/15/35	1,761,885
3,774,000	United States Treasury Note/Bond, 3.50%, 10/31/27	3,773,263
2,311,000	United States Treasury Note/Bond, 3.88%, 7/15/28	2,333,297
3,781,000	United States Treasury Note/Bond, 3.50%, 11/15/28	3,782,034
1,857,000	United States Treasury Note/Bond, 3.63%, 8/31/30	1,859,176
4,273,000	United States Treasury Note/Bond, 3.63%, 10/31/30	4,277,340
1,908,000	United States Treasury Note/Bond, 3.50%, 11/30/30	1,899,280
3,771,000	United States Treasury Note/Bond, 3.88%, 9/30/32	3,792,212
4,743,000	United States Treasury Note/Bond, 3.75%, 10/31/32	4,732,625
4,461,000	United States Treasury Note/Bond, 4.00%, 11/15/35	4,454,378
1,834,000	United States Treasury Note/Bond, 4.38%, 2/15/38	1,876,125
3,255,000	United States Treasury Note/Bond, 4.75%, 8/15/55	3,296,705
		41,583,695
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,788,708)	65,168,645

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.1%
11,585,932	First American Treasury Obligations Fund, Class X, 3.91%(d)	$11,585,932
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,585,932)	11,585,932
	TOTAL INVESTMENTS — 103.3% (Cost $196,814,171)	$197,311,852
	Liabilities in Excess of Other Assets — (3.3)%	(6,316,554)
	NET ASSETS — 100.00%	$190,995,298

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $4,811,576 or 2.6% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Rounds to less than 0.05.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2025.

REMIC Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 5.4%
	MATERIALS — 5.4%
	METALS & MINING — 5.4%
34,754	Agnico Eagle Mines Ltd.	$6,062,140
184,573	Alamos Gold, Inc., Class A	6,921,487
241,515	Kinross Gold Corp.	6,788,987
849,233	New Gold, Inc.(a)	7,091,096
51,813	Newmont Goldcorp Corp.	4,700,993
212,526	Orla Mining Ltd.(a)	2,996,617
378,985	Wesdome Gold Mines, Ltd.(a)	5,980,383
		40,541,703
	TOTAL MATERIALS	40,541,703

	TOTAL COMMON STOCKS (Cost $25,878,448)	40,541,703

	EXCHANGE-TRADED FUNDS — 0.9%
271,501	North Square RCIM Tax-Advantaged Preferred & Income Securities ETF(b)	6,946,027
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,880,667)	6,946,027

Principal Amount ($)
	ASSET BACKED SECURITIES — 13.2%
711,823	Aegis Asset Backed Securities Trust 2005-2, 4.79%, 6/25/35 (TSFR1M + 83bps)(c)	687,290
24,749	Ameriquest Mortgage Securities, Inc. 2004-R2, 4.71%, 4/25/34 (TSFR1M + 76bps)(c)	24,956
5,720,000	Applebee’s Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55(d)	5,770,502
3,880,708	BXP Trust 2017-CQHP, 4.86%, 11/15/34 (TSFR1M + 90bps)(c)(d)	3,729,539
26,130,000	Citigroup Commercial Mortgage Trust 2015-101A, 1.10%, 1/14/43(c)(d)	2,008,626
72,000,000	Citigroup Commercial Mortgage Trust 2020-555 X, 0.74%, 12/10/29(c)(d)	1,985,479
6,461,560	COMM 2010-C1 Mortgage Trust, 5.77%, 7/10/46(c)(d)	6,406,025
350,000	COMM 2013-CCRE7 Mortgage Trust, 4.24%, 3/10/46(c)(d)	326,141
483,918	COMM 2015-CCRE23 Mortgage Trust, 4.21%, 5/10/48(c)	470,624
1,886,000	Credit Suisse Mortgage Trust 2021-Gate C, 6.78%, 12/15/36(c)(d)(e)	1,848,381
5,037,000	CyrusOne Data Centers Issuer I LLC, 4.50%, 5/20/29(d)	4,943,992
6,975,000	DataBank Issuer II LLC 2025-1A A2, 5.18%, 9/27/55(d)	6,914,764
484,634	FBR Securitization Trust 2005-5 M2, 4.77%, 11/26/35 (TSFR1M + 82bps)(c)	482,164
3,000,000	GS Mortgage Securities Trust 2015-GC32, 4.34%, 7/10/48(c)(d)	2,919,721
3,570,000	HI-FI Music IP Issuer LP 2022-1A A2, 3.94%, 2/01/62(d)	3,534,176
4,485,352	HomeBanc Mortgage Trust 2005-3 M4, 5.00%, 7/25/35(c)	4,521,096
99,379	HSI Asset Securitization Corporation Trust 2006-OPT3, 4.61%, 2/25/36 (TSFR1M + 65bps)(c)	98,572
486,670	IMM 2005-1 1A1, 4.59%, 4/25/35(c)	475,973
782,225	Impac CMB Trust Series 2005-4, 4.71%, 5/25/35 (TSFR1M + 54bps)(c)	759,889
4,158,506	JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN, 3.91%, 5/05/30(d)	4,129,958
28,037	JPMorgan Mortgage Acquisition Trust 2006-CH1, 4.55%, 7/25/36 (TSFR1M + 59bps)(c)	28,047
238,263	JPMorgan Mortgage Acquisition Trust 2007-CH3, 4.33%, 3/25/37 (TSFR1M + 37bps)(c)	237,010
3,580,000	Kapitus Asset Securitization, LLC 2024-1A, 5.49%, 9/10/31(d)	3,602,307
590,181	Long Beach Mortgage Loan Trust 2005-1, 5.34%, 2/25/35 (TSFR1M + 139bps)(c)	585,844
5,000,000	Lyra Music Assets Delaware LP 2025-1A A2, 5.60%, 9/20/65(d)	5,065,760

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	ASSET BACKED SECURITIES (Continued)
2,896,631	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 E, 4.64%, 8/15/45(c)(d)	$2,843,971
2,072,014	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C, 4.04%, 2/15/46(c)	1,971,194
2,169,408	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 E, 3.50%, 8/15/47(d)	2,114,845
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.06%, 10/01/48(d)	4,813,112
2,500,000	Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44(c)(d)	2,433,125
445,450	Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44(c)(d)	442,350
2,800,000	Morgan Stanley Capital I Trust 2014-150E, 3.91%, 9/09/32(d)	2,540,922
3,500,000	Olympic Tower 2017-OT Mortgage Trust, 3.57%, 5/01/39(d)	3,349,426
209,861	Renaissance Home Equity Loan Trust 2005-3, 5.14%, 11/25/35	209,972
251,000,000	RIDE 2025-SHRE, 0.28%, 2/14/47(c)(d)	2,515,497
1,473,458	Wells Fargo Commercial Mortgage Trust 2014-LC18, 4.19%, 12/15/47(c)	1,448,423
1,751,924	Wells Fargo Commercial Mortgage Trust 2015-C29, 4.21%, 6/01/48(c)	1,703,693
4,448,000	Wells Fargo Commercial Mortgage Trust 2017-SMP, 4.95%, 12/15/34(c)(d)	4,160,886
6,250,000	Zayo Issuer LLC 2025-3A A2, 5.57%, 10/20/55(d)	6,308,244
	TOTAL ASSET BACKED SECURITIES (Cost $97,564,519)	98,412,496

	CORPORATE BONDS — 28.2%
	COMMUNICATIONS — 2.8%
	ENTERTAINMENT CONTENT — 0.4%
3,100,000	Paramount Global, 6.25%, 2/28/57(c)	3,020,640

	TELECOMMUNICATIONS — 2.4%
4,000,000	Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)(c)	4,211,564
5,775,000	Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)(c)	6,115,922
5,700,000	TELUS Corp., 6.63%, 10/15/55(c)	5,844,066
2,000,000	TELUS Corp., 7.00%, 10/15/55(c)	2,089,190
		18,260,742
	CONSUMER DISCRETIONARY — 0.6%
	AUTOMOTIVE — 0.6%
4,416,000	General Motors Financial Co., Inc., 5.75%, 3/30/66(c)(f)	4,375,672

	ENERGY — 3.7%
	OIL & GAS PRODUCERS — 3.7%
2,050,000	Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)(c)	2,198,881
4,000,000	Enbridge, Inc., 5.75%, 7/15/80(c)	4,056,444
6,500,000	Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)(c)(f)	6,519,117
2,000,000	Phillips 66 Co., 5.88%, 3/15/56 (H15T5Y + 228bps)(c)	1,971,070
6,000,000	Phillips 66 Co., 6.20%, 3/15/56 (H15T5Y + 217bps)(c)	6,012,078
5,000,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55(c)	5,320,690
1,500,000	Transcanada Trust, 5.50%, 9/15/79(c)	1,489,470
		27,567,750

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	FINANCIALS — 10.2%
	ASSET MANAGEMENT — 1.2%
5,805,000	Charles Schwab Corp. (The), 4.00%, 12/31/49 (H15T10Y + 308bps)(c)(f)	$5,415,339
4,000,000	UBS Group AG, 4.38%, 8/10/71(c)(f)	3,634,790
		9,050,129
	BANKING — 8.6%
5,000,000	Bank of America Corp., 5.88%, 3/15/49(c)(f)	5,050,120
6,000,000	Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)(c)(f)	6,148,320
6,000,000	Citizens Financial Group, Inc., 4.00%, 10/06/71(c)(f)	5,919,825
4,800,000	HSBC Holdings PLC, 7.05%, 12/31/49 (H15T5Y + 299bps)(c)(f)	4,983,648
6,000,000	Huntington Bancshares, Inc., 6.35%, 10/15/80 (H15T5Y + 265bps)(c)(f)	5,924,176
7,000,000	JPMorgan Chase & Co., 3.65%, 12/31/69(c)(f)	6,940,852
6,800,000	Nordea Bank Abp, 6.75%, 11/10/88 (H15T5Y + 272bps)(c)(d)(f)	6,959,025
5,000,000	Royal Bank of Canada, 6.50%, 11/24/85	4,983,651
6,600,000	Svenska Handelsbanken AB, 4.75%, 3/01/71(c)(f)	6,270,610
7,000,000	Truist Financial Corp., 5.10%, 3/01/61(c)(f)	7,029,547
4,000,000	Wells Fargo & Co., 3.90%, 3/15/69 (H15T5Y + 345bps)(c)(f)	3,984,541
		64,194,315
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
3,000,000	CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)(c)	3,220,281

	MATERIALS — 0.5%
	CHEMICALS — 0.5%
5,250,000	FMC Corp., 8.45%, 11/01/55(c)	4,091,838

	UTILITIES — 10.4%
	ELECTRIC UTILITIES — 9.4%
5,467,000	Algonquin Power & Utilities Corp., 4.75%, 1/18/82(c)	5,391,493
4,782,000	American Electric Power Co., Inc., 6.95%, 12/15/54 (H15T5Y + 268bps)(c)	5,186,992
3,500,000	American Electric Power Co., Inc., 6.05%, 3/15/56 (H15T5Y + 194bps)(c)	3,504,468
4,721,000	CMS Energy Corp., 4.75%, 6/01/50 (H15T5Y + 412bps)(c)	4,621,771
6,000,000	Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 2bps)(c)	6,064,268
4,500,000	Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)(c)	4,729,217
5,436,000	Emera, Inc., 6.75%, 6/15/76(c)	5,480,477
9,700,000	Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 198bps)(c)	10,150,939
5,500,000	NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)(c)	5,823,598
2,000,000	NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)(c)	2,073,968
4,000,000	NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)(c)(d)(f)	4,367,812
6,400,000	Southern Co. (The), 6.38%, 3/15/55(c)	6,780,614
5,040,000	Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)(c)(d)(f)	5,633,531
		69,809,148

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	GAS & WATER UTILITIES — 1.0%
4,550,000	AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)(c)(d)	$4,710,588
3,000,000	NiSource, Inc., 5.75%, 7/15/56(c)	3,036,163
		7,746,751
	TOTAL CORPORATE BONDS (Cost $208,205,796)	211,337,266

	MORTGAGE-BACKED SECURITIES — 42.3%
3,500,000	BXHPP Trust 2021-FILM, 4.72%, 8/15/36 (1MO SOFR + 1bps)(c)(d)(e)	3,373,130
4,893,053	Fannie Mae Pool, 3.50%, 10/01/51	4,537,847
8,544,314	Fannie Mae Pool, 2.50%, 12/01/51	7,306,700
3,278,615	Fannie Mae Pool, 3.00%, 12/01/51	2,919,399
5,543,656	Fannie Mae Pool, 3.50%, 4/01/52	5,168,379
2,348,091	Fannie Mae Pool, 2.50%, 5/01/52	2,020,134
8,645,568	Fannie Mae Pool, 2.50%, 6/01/52	7,404,051
1,821,000	Fannie Mae Pool, 3.00%, 7/01/52	1,621,767
2,201,778	Fannie Mae Pool, 5.00%, 7/01/52	2,209,135
4,176,298	Fannie Mae Pool, 4.50%, 11/01/52	4,109,282
5,788,117	Fannie Mae Pool, 4.50%, 6/01/53	5,695,830
2,561,138	Fannie Mae Pool, 5.00%, 6/01/53	2,573,792
6,809,153	Fannie Mae Pool, 5.50%, 6/01/53	6,982,252
7,181,440	Fannie Mae Pool, 5.50%, 10/01/53	7,317,314
784,548	Fannie Mae Pool, 6.00%, 10/01/53	809,512
3,000,431	Fannie Mae Pool, 6.00%, 10/01/53	3,077,641
7,516,313	Fannie Mae Pool, 6.00%, 1/01/54	7,709,826
8,178,314	Fannie Mae Pool, 5.50%, 5/01/54	8,327,957
4,440,306	Fannie Mae Pool, 4.50%, 8/01/54	4,392,129
933,217	Fannie Mae Pool, 6.00%, 11/01/54	961,771
8,222,093	Fannie Mae Pool, 4.00%, 1/01/55	7,837,777
4,620,887	Fannie Mae Pool, 5.00%, 6/01/55	4,641,038
6,943,112	Fannie Mae Pool, 5.00%, 6/01/55	6,938,767
3,512,395	Fannie Mae-Aces, 1.38%, 8/25/28(c)	105,456
878,848	Fannie Mae-Aces, 0.75%, 9/25/28	845,767
2,642,707	Fannie Mae-Aces, 1.24%, 3/26/29(c)	81,544
39,751,665	Fannie Mae-Aces, 0.53%, 8/01/35(c)	1,739,259
2,602,536	FHLMC Multifamily Structured Pass-Through Certificates, 1.01%, 1/25/26(c)	643
36,785,310	FHLMC Multifamily Structured Pass-Through Certificates, 1.48%, 1/25/27(c)	458,040
30,000,000	FHLMC Multifamily Structured Pass-Through Certificates, 0.47%, 3/25/27(c)	194,745
30,893,000	FHLMC Multifamily Structured Pass-Through Certificates, 0.47%, 8/25/27(c)	241,070
469,456	FHLMC Multifamily Structured Pass-Through Certificates, 1.68%, 12/25/27	453,209
15,695,757	FHLMC Multifamily Structured Pass-Through Certificates, 2.02%, 4/27/29(c)	720,308
7,570,000	FHLMC Multifamily Structured Pass-Through Certificates, 1.80%, 4/25/30(c)	525,147
7,249,000	FHLMC Multifamily Structured Pass-Through Certificates, 1.84%, 4/25/30(c)	522,259
3,332,000	FHLMC Multifamily Structured Pass-Through Certificates, 1.60%, 8/25/30(c)	221,825
21,666,516	FHLMC Multifamily Structured Pass-Through Certificates, 0.92%, 7/25/33(c)	726,357
1,835,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.18%, 4/25/48(c)	230,884

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
2,750,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.63%, 1/25/49(c)	$301,516
1,715,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.62%, 2/25/49(c)	193,043
3,729,329	Freddie Mac 30-Year Pool, 3.50%, 9/01/52	3,457,218
138,912,551	Freddie Mac Multifamily Structured Pass-Through Certificates, 1.17%, 7/25/26(c)	636,206
315,244,893	Freddie Mac Multifamily Structured Pass-Through Certificates, 0.36%, 12/25/27(c)	2,177,018
120,312,223	Freddie Mac Multifamily Structured Pass-Through Certificates, 0.09%, 9/25/28(c)	441,474
3,455,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 2.73%, 10/25/30(c)	395,203
15,350,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 2.63%, 11/25/30(c)	1,664,663
49,208,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 0.36%, 2/25/31(c)	1,010,009
63,609,547	Freddie Mac Multifamily Structured Pass-Through Certificates, 0.53%, 10/25/31(c)	1,623,678
12,044,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 1.18%, 1/25/32(c)	631,762
7,132,606	Freddie Mac Pool, 2.00%, 2/01/52	5,839,809
4,100,736	Freddie Mac Pool, 2.00%, 3/01/52	3,352,526
3,940,509	Freddie Mac Pool, 4.00%, 5/01/52	3,777,564
7,291,995	Freddie Mac Pool, 4.00%, 6/01/52	6,791,851
10,225,612	Freddie Mac Pool, 3.50%, 9/01/52	9,529,515
7,549,928	Freddie Mac Pool, 4.00%, 9/01/52	7,238,415
1,708,565	Freddie Mac Pool, 4.50%, 2/01/53	1,678,761
2,758,684	Freddie Mac Pool, 5.00%, 6/01/53	2,771,296
2,378,073	Freddie Mac Pool, 5.50%, 6/01/53	2,436,944
1,548,950	Freddie Mac Pool, 5.50%, 6/01/53	1,578,258
2,514,411	Freddie Mac Pool, 5.50%, 8/01/53	2,564,581
2,609,548	Freddie Mac Pool, 6.00%, 11/01/53	2,711,213
4,965,516	Freddie Mac Pool, 5.50%, 12/01/53	5,062,928
1,849,600	Freddie Mac Pool, 6.00%, 12/01/53	1,907,449
4,097,014	Freddie Mac Pool, 6.50%, 12/01/53	4,276,385
3,539,330	Freddie Mac Pool, 5.50%, 9/01/54	3,594,427
6,802,988	Freddie Mac Pool, 5.50%, 9/01/54	6,927,615
8,646,656	Freddie Mac Pool, 5.00%, 11/01/54	8,665,753
7,129,059	Freddie Mac Pool, 5.00%, 11/01/54	7,164,038
3,768,551	Freddie Mac Pool, 5.00%, 12/01/54	3,798,297
1,754,688	Freddie Mac Pool, 6.00%, 12/01/54	1,803,132
1,943,403	Freddie Mac Pool, 5.50%, 3/01/55	1,982,628
4,874,377	Freddie Mac Pool, 6.00%, 7/01/55	4,994,227
9,819,727	Freddie Mac Pool, 4.50%, 9/01/55	9,685,319
7,690,000	Freddie Mac Structured Pass-Through Certificates, 1.83%, 10/27/28(c)	292,130
125,870,000	Freddie Mac Structured Pass-Through Certificates, 0.00%, 5/25/33(c)	564,703
267,348,419	Freddie Mac Structured Pass-Through Certificates, 0.10%, 11/25/49(d)	114,425
7,147,977	Ginnie Mae II Pool, 2.50%, 12/01/51	6,210,532
1,633,335	Ginnie Mae II Pool, 3.00%, 8/20/52	1,478,177
2,179,197	Ginnie Mae II Pool, 3.00%, 9/20/52	1,974,874
5,231,917	Ginnie Mae II Pool, 2.50%, 2/20/53	4,558,755
4,527,055	Ginnie Mae II Pool, 3.50%, 2/20/53	4,188,551
2,984,554	Ginnie Mae II Pool, 2.50%, 3/20/53	2,604,239

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
4,472,176	Ginnie Mae II Pool, 3.00%, 3/20/54	$4,058,512
1,985,630	Government National Mortgage Association, 2.00%, 7/20/52	1,657,247
1,911,401	Government National Mortgage Association, 2.50%, 4/20/53	1,664,782
1,210,595	Government National Mortgage Association, 0.74%, 12/16/56(c)	55,795
53,259,342	Government National Mortgage Association, 0.88%, 8/16/60(c)	3,373,942
19,422,612	Government National Mortgage Association, 1.27%, 9/16/60(c)	1,736,869
36,157,825	Government National Mortgage Association, 1.08%, 11/16/60(c)	3,186,636
33,771,702	Government National Mortgage Association, 1.05%, 1/01/61(c)	2,703,236
70,818,216	Government National Mortgage Association, 0.81%, 11/16/61(c)	4,123,143
40,297,611	Government National Mortgage Association, 1.00%, 1/16/62(c)	2,929,805
47,987,289	Government National Mortgage Association, 1.01%, 9/16/62(c)	3,443,242
32,300,222	Government National Mortgage Association, 1.02%, 10/16/62(c)	2,354,896
10,948,638	Government National Mortgage Association, 0.97%, 5/16/63(c)	768,996
48,760,309	Government National Mortgage Association, 0.99%, 5/16/63(c)	3,718,881
42,525,663	Government National Mortgage Association, 0.99%, 5/16/63(c)	3,159,755
50,040,078	Government National Mortgage Association, 0.88%, 9/16/63(c)	3,142,147
14,079,348	Government National Mortgage Association, 0.68%, 7/16/66(c)	891,739
56,560,144	Government National Mortgage Association, 0.54%, 10/16/66(c)	3,088,591
29,388,056	Government National Mortgage Association, 0.71%, 2/16/67(c)	1,694,007
20,425,150	Government National Mortgage Association, 0.60%, 5/16/67(c)	1,205,882
2,027,871	UMBS Fannie Mae Pool, 5.00%, 3/01/53	2,042,334
3,565,127	UMBS Fannie Mae Pool, 4.50%, 7/01/53	3,516,442
2,622,916	UMBS Freddie Mac Pool, 5.50%, 5/01/54	2,687,786
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $310,733,298)	316,857,716

	NON U.S. GOVERNMENT & AGENCIES — 0.9%
	NON U.S. TREASURY — 0.9%
125,000,000	Mexican Bonos, 5.50%, 3/4/27	6,676,398
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $6,191,594)	6,676,398

	U.S. GOVERNMENT & AGENCIES — 2.6%
	U.S. TREASURY NOTES — 2.6%
19,000,000	United States Treasury Note, 4.25%, 8/15/35	19,372,578
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,275,710)	19,372,578

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Contracts	Description	Expiration Date	Exercise Price	Notional Value	Fair Value
	PURCHASED CALL OPTIONS — 0.50%
1,375	E-mini S&P 500® Index	3/23/2026	$7,350.00	$951,259,375	$3,729,687
	TOTAL PURCHASED CALL OPTIONS (Cost $5,789,110)				3,729,687

	TOTAL INVESTMENTS — 94.0% (Cost $680,519,142)				$703,873,871
	Other Assets in Excess of Liabilities — 6.0%				45,285,130
	NET ASSETS — 100.00%				$749,159,001

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 10.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $109,866,260 or 14.7% of net assets.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Security is perpetual in nature and has no stated maturity date.

ETF - Exchange-Traded Funds

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF FUTURES CONTRACTS

November 30, 2025 (Unaudited)

Short Contracts	Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bloomberg US Corporate Investment Grade	(150)	12/17/2025	$(16,372,500)	$15,428
Duration Future
E-mini S&P 500® Index Future	(220)	12/22/2025	(75,454,500)	(316,091)
Mexican Peso Currency Future	(126)	12/16/2025	(3,437,910)	(91,791)
Ultra US Treasury Bond Future	(86)	03/23/2026	(10,400,625)	(30,349)
US Treasury Bond Future	(359)	03/23/2026	(42,160,063)	(115,593)
				$(538,396)
Long Contracts
10-Year US Treasury Note Future	619	03/23/2026	$70,159,782	$(38,719)
2-Year US Treasury Note Future	315	04/01/2026	65,790,703	(7,379)
Ultra 10-Year US Treasury Note Future	268	03/23/2026	31,142,438	75,369
				$29,271

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS

November 30, 2025 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS

Description	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG SERIES 45	1.00%	12/20/2030	$375,000,000	(8,428,740)	(8,153,929)	$(274,811)
						$(274,811)

*	Buy Protection

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 97.6%
	CONSUMER DISCRETIONARY — 4.7%
	AUTOMOTIVE — 1.9%
166,899	Goodyear Tire & Rubber Co. (The)(a)	$1,445,345
17,724	Lear Corp.	1,902,849
		3,348,194
	CONSUMER SERVICES — 0.8%
83,522	Upbound Group, Inc.	1,496,714

	HOME CONSTRUCTION — 1.0%
65,623	Interface, Inc.	1,831,538

	LEISURE FACILITIES & SERVICES — 0.5%
77,314	Super Group (SGHC) Ltd.	837,310

	RETAIL - DISCRETIONARY — 0.5%
18,210	Advance Auto Parts, Inc.	944,735
	TOTAL CONSUMER DISCRETIONARY	8,458,491

	ENERGY — 11.6%
	OIL & GAS PRODUCERS — 7.4%
14,985	Gulfport Energy Corp.(a)	3,334,013
107,423	Murphy Oil Corp.	3,445,056
96,376	SM Energy Co.	1,835,963
559,876	Whitecap Resources, Inc.	4,674,964
		13,289,996
	OIL & GAS SERVICES & EQUIPMENT — 2.2%
289,465	DNOW, Inc.(a)	4,040,932

	RENEWABLE ENERGY — 2.0%
25,517	EnerSys	3,651,738
	TOTAL ENERGY	20,982,666

	FINANCIALS — 19.7%
	ASSET MANAGEMENT — 1.2%
63,261	F&G Annuities & Life, Inc.	2,043,963

	BANKING — 11.6%
46,434	Ameris Bancorp	3,517,840
79,141	Cathay General Bancorp	3,833,590
72,217	Hancock Whitney Corp.	4,375,628
52,505	International Bancshares Corp.	3,490,533
97,977	OFG Bancorp	3,892,626
25,447	Pathward Financial Group, Inc.	1,829,639
		20,939,856

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	FINANCIALS (continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
28,300	StoneX Group, Inc.(a)	$2,564,263

	INSURANCE — 4.3%
165,771	Fidelis Insurance Holdings Ltd.	3,156,280
30,426	Jackson Financial, Inc.	2,982,052
40,592	Kemper Corp.	1,652,906
		7,791,238
	SPECIALTY FINANCE — 1.2%
16,643	Enova International, Inc.(a)	2,181,731
	TOTAL FINANCIALS	35,521,051

	HEALTH CARE — 7.3%
	BIOTECH & PHARMA — 0.9%
274,514	SIGA Technologies, Inc.(a)	1,663,555

	HEALTH CARE FACILITIES & SERVICES — 4.9%
341,229	AdaptHealth Corp.(a)	3,296,272
144,354	Pediatrax Medical Group, Inc.(a)	3,477,488
126,185	Select Medical Holdings Corp.	1,954,606
		8,728,366
	MEDICAL EQUIPMENT & DEVICES — 1.5%
43,223	Livanova PLC(a)	2,758,059
	TOTAL HEALTH CARE	13,149,980

	INDUSTRIALS — 19.3%
	COMMERCIAL SUPPORT SERVICES — 2.3%
37,914	ABM Industries, Inc.	1,630,302
138,232	Healthcare Services Group, Inc.(a)	2,595,997
		4,226,299
	ELECTRICAL EQUIPMENT — 1.7%
27,132	Belden, Inc.	3,076,769

	ENGINEERING & CONSTRUCTION — 1.2%
16,827	Primoris Services Corp.	2,129,625

	INDUSTRIAL INTERMEDIATE PROD — 3.4%
36,869	Gibraltar Industries, Inc.(a)	1,841,975
22,372	Timken Co. (The)	1,820,857
6,114	Valmont Industries, Inc.	2,524,899
		6,187,731
	INDUSTRIAL SUPPORT SERVICES — 1.0%
53,939	Resideo Technologies, Inc.(a)	1,779,447

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	INDUSTRIALS (continued)
	MACHINERY — 3.1%
9,858	Alamo Group, Inc.	$1,580,927
78,623	Gates Industrial Corp. PLC(a)	1,789,460
48,639	Terex Corp.	2,247,608
		5,617,995
	TRANSPORTATION & LOGISTICS — 5.4%
104,911	Ardmore Shipping Corp.	1,283,062
20,593	Copa Holdings SA, Class A	2,508,228
71,095	Covenant Logistics Group, Inc., Class A	1,417,634
74,866	Global Ship Lease, Inc., Class A	2,628,545
31,178	Teekay Tankers Ltd., Class A	1,798,035
		9,635,504
	TRANSPORTATION EQUIPMENT — 1.2%
38,985	REV Group, Inc.	2,076,731
	TOTAL INDUSTRIALS	34,730,101

	MATERIALS — 9.2%
	CHEMICALS — 1.7%
41,053	Minerals Technologies, Inc.	2,407,759
128,002	Orion Engineered Carbons SA	650,250
		3,058,009
	CONSTRUCTION MATERIALS — 0.5%
22,069	Apogee Enterprises, Inc.	803,532

	METALS & MINING — 5.4%
97,751	Century Aluminum Co.(a)	2,929,597
31,168	Gold.com, Inc.	894,833
246,653	New Gold, Inc.(a)	2,059,553
83,195	Pan American Silver Corp.	3,799,516
		9,683,499
	STEEL — 1.6%
87,495	Worthington Steel, Inc.	2,952,956
	TOTAL MATERIALS	16,497,996

	REAL ESTATE — 7.3%
	REIT — 7.3%
237,579	Apple Hospitality REIT, Inc.	2,824,814
98,835	CoreCivic, Inc.(a)	1,783,972
125,881	Cousins Properties, Inc.	3,245,212
77,114	NexPoint Residential Trust, Inc.	2,452,996
268,706	Park Hotels & Resorts, Inc.	2,907,399
		13,214,393
	TOTAL REAL ESTATE	13,214,393

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY — 13.3%
	SEMICONDUCTORS — 1.0%
87,695	Penguin Solutions, Inc.(a)	$1,774,070

	SOFTWARE — 3.4%
34,389	Clear Secure, Inc., Class A	1,220,810
35,011	Pegasystems, Inc.	1,917,552
106,141	RingCentral, Inc., Class A(a)	2,997,422
		6,135,784
	TECHNOLOGY HARDWARE — 6.8%
56,155	Avnet, Inc.	2,667,924
155,721	Daktronics, Inc.(a)	2,947,799
169,698	Knowles Corp.(a)	3,814,811
105,900	NetScout Systems, Inc.(a)	2,846,592
		12,277,126
	TECHNOLOGY SERVICES — 2.1%
22,154	Euronet Worldwide, Inc.(a)	1,641,390
15,160	Science Applications International Corp.	1,306,943
67,470	TaskUs, Inc., Class A(a)	773,881
		3,722,214
	TOTAL TECHNOLOGY	23,909,194

	UTILITIES — 5.2%
	ELECTRIC UTILITIES — 2.7%
49,238	Avista Corp.	2,037,468
244,488	Hawaiian Electric Industries, Inc.(a)	2,875,179
		4,912,647
	GAS & WATER UTILITIES — 2.5%
38,696	Northwest Natural Holding Co.	1,914,291
65,721	UGI Corp.	2,599,266
		4,513,557
	TOTAL UTILITIES	9,426,204

	TOTAL COMMON STOCKS (Cost $167,450,421)	175,890,076

4,067,648	SHORT-TERM INVESTMENTS — 2.3%
	First American Government Obligations Fund, Class X, 3.91%(b)	4,067,648
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,067,648)	4,067,648
	TOTAL INVESTMENTS — 99.9% (Cost $171,518,069)	$179,957,724
	Other Assets in Excess of Liabilities — 0.1%	157,295
	NET ASSETS — 100.00%	$180,115,019

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2025 (Unaudited)

	North Square Spectrum Alpha Fund	North Square Dynamic Small Cap Fund	North Square Multi Strategy Fund	North Square Preferred and Income Securities Fund
Assets
Investments, at cost	$1,244,219	$540,189,551	$11,842,562	$347,603,311
Investments in affiliated issuers, at cost	57,152,370	—	19,666,080	4,672,141
Investments, at value	$1,352,594	$612,440,492	$15,751,747	$356,786,114
Investments in affiliated issuers, at value	72,016,248	—	23,587,531	4,725,123
Receivable for fund shares sold	42,124	199,226	504	567,304
Cash	—	3,269	—	—
Cash at broker for futures contracts	—	—	—	179,905
Dividends and interest receivable	1,283	242,972	17,114	4,957,350
Receivable from Adviser	—	—	10,102	—
Prepaid expenses	34,790	239,863	31,556	481,295
Total Assets	73,447,039	613,125,822	39,398,554	367,697,091

Liabilities
Payable for fund shares redeemed	126,636	49,578	52,520	104,566
Payable for net variation margin on futures contracts	—	—	—	2,681
Due to Adviser (Note 3)	12,533	334,054	—	191,315
Distribution fees (Note 7)	9,101	11,515	6,249	—
Shareholder servicing fees (Note 6)	41,819	—	18,129	—
Fund administration fees	12,240	33,745	4,539	21,459
Due to Trustees	1,513	10,204	807	6,682
Other accrued expenses	5,701	34,589	502	6,614
Total Liabilities	209,543	473,685	82,746	333,317

Net Assets	$73,237,496	$612,652,137	$39,315,808	$367,363,774

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$58,360,898	$525,687,473	$27,101,876	$346,099,522
Accumulated earnings (deficits)	14,876,598	86,964,664	12,213,932	21,264,252
Net Assets	$73,237,496	$612,652,137	$39,315,808	$367,363,774

Class A:(a)
Net assets applicable to shares outstanding	$45,261,042	$58,505,040	$30,675,320
Shares of beneficial interest issued and outstanding	5,104,331	3,581,726	1,557,802
Net asset value, redemption and offering price per share	$8.87	$16.33	$19.69
Maximum offering price to public	$9.41	$17.33	$20.89

Class I:
Net assets applicable to shares outstanding	$27,976,454	$554,147,097	$8,640,488	$367,363,774
Shares of beneficial interest issued and outstanding	2,397,952	33,791,176	401,032	16,891,737
Net asset value, redemption and offering price per share	$11.67	$16.40	$21.55	$21.75

(a)	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued

As of November 30, 2025 (Unaudited)

	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Core Plus Bond Fund	North Square Kennedy MicroCap Fund
Assets
Investments, at cost	$330,562,125	$51,851,769	$22,871,344	$21,111,420
Investments, at value	$579,268,167	$54,260,364	$23,078,012	$24,651,175
Cash at Broker for futures contracts	—	—	147,397	—
Receivable for fund shares sold	39,841	754	8	449,518
Receivable for investments sold	—	—	—	1,582
Receivable from Adviser	—	—	4,952	—
Receivable for interest sold	—	—	—	—
Dividends and interest receivable	315,230	35,972	198,740	16,567
Prepaid expenses	33,821	40,358	14,033	12,909
Total Assets	579,657,059	54,337,448	23,443,142	25,131,751

Liabilities
Payable for fund shares redeemed	132,141	297	3,372	79,162
Payable for investments purchased	—	—	440,045	—
Payable for net variation margin on futures contracts	—	—	14,576	—
Due to Adviser (Note 3)	463,976	56,027	—	18,758
Distribution fees (Note 7)	67,263	6,121	—	—
Shareholder servicing fees (Note 6)	—	—	9,554	29,431
Fund administration fees	40,660	4,556	148	561
Due to Trustees	11,038	1,059	491	388
Other accrued expenses	6,212	—	1,825	66
Total Liabilities	721,290	68,060	470,011	128,366

Net Assets	$578,935,769	$54,269,388	$22,973,131	$25,003,385

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$305,939,376	$54,256,329	$22,902,221	$18,408,212
Accumulated earnings (deficits)	272,996,393	13,059	70,910	6,595,173
Net Assets	$578,935,769	$54,269,388	$22,973,131	$25,003,385

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued

As of November 30, 2025 (Unaudited)

	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Core Plus Bond Fund	North Square Kennedy MicroCap Fund
Class A:(a)
Net assets applicable to shares outstanding	$109,388,277	$19,040,513
Shares of beneficial interest issued and outstanding	6,135,038	994,730
Net asset value, redemption and offering price per share	$17.83	$19.14
Maximum offering price to public	$18.92	$20.31

Class C:
Net assets applicable to shares outstanding	$55,088,271	$2,626,824
Shares of beneficial interest issued and outstanding	3,352,301	154,658
Net asset value, redemption and offering price per share	$16.43	$16.98

Class I:
Net assets applicable to shares outstanding	$414,459,221	$32,602,051	$22,973,131	$25,003,385
Shares of beneficial interest issued and outstanding	22,649,226	1,648,845	2,452,934	1,802,634
Net asset value, redemption and offering price per share	$18.30	$19.77	$9.37	$13.87

(a)	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued

As of November 30, 2025 (Unaudited)

	North Square Select Small Cap Fund	North Square Altrinsic International Equity Fund	North Square McKee Bond Fund	North Square Strategic Income Fund	North Square Small Cap Value Fund
Assets
Investments, at cost	$21,165,380	$67,931,814	$196,814,171	$673,638,475	$171,518,069
Investments in affiliated issuers, at cost	—	—	—	6,880,667	—
Investments, at value	$24,736,805	$84,540,718	$197,311,852	$696,927,844	$179,957,724
Investments in affiliated issuers, at value	—	—	—	6,946,027	—
Cash at Broker for futures contracts	—	—	—	753,674	—
Cash at Broker for swap contracts	—	—	—	12,339,388	—
Foreign currency	—	24,457	—	—	—
Receivable for fund shares sold	410	188	7,371	183,631	115,676
Cash and cash equivalents	—	—	—	35,524,703	—
Dividends and interest receivable	10,355	203,554	1,303,402	6,225,685	221,987
Receivable for net variation margin on futures contracts	—	203,554	—	—	—
Tax reclaims receivable	—	404,032	—	13,349	—
Prepaid expenses	29,054	33,693	26,475	197,727	76,463
Total Assets	24,776,624	85,206,642	198,649,100	759,112,028	180,371,850

Liabilities
Bank overdraft	—	39,117	—	—	—
Unrealized depreciation from swap contracts	—	—	—	274,811	—
Premiums received from swaps	—	—	—	8,153,929	—
Swap interest payable	—	—	—	729,167	—
Payable for fund shares redeemed	—	—	24,599	102,502	10,793
Payable for investments purchased	—	—	7,595,640	—	44,780
Payable for net variation margin on futures contracts	—	—	—	394,453	—
Due to Adviser (Note 3)	10,660	40,719	15,346	249,840	122,290
Distribution fees (Note 7)	—	—	—	1,100	1,912
Fund administration fees	789	6,810	11,812	20,668	39,076
Due to Trustees	536	2,239	3,817	9,216	2,898
Other accrued expenses	1,781	2,286	2,588	17,341	35,082
Total Liabilities	13,766	91,171	7,653,802	9,953,027	256,831

Net Assets	$24,762,858	$85,115,471	$190,995,298	$749,159,001	$180,115,019

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$19,237,682	$56,913,929	$203,175,784	$715,108,033	$179,960,399
Accumulated earnings (deficits)	5,525,176	28,201,542	(12,180,486)	34,050,968	154,620
Net Assets	$24,762,858	$85,115,471	$190,995,298	$749,159,001	$180,115,019

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued

As of November 30, 2025 (Unaudited)

	North Square Select Small Cap Fund	North Square Altrinsic International Equity Fund	North Square McKee Bond Fund	North Square Strategic Income Fund	North Square Small Cap Value Fund
Class A:(a)
Net assets applicable to shares outstanding				$5,677,281
Shares of beneficial interest issued and outstanding				566,997
Net asset value, redemption and offering price per share				$10.01
Maximum offering price to public				$10.62

Class I:
Net assets applicable to shares outstanding	$24,762,858	$85,115,471	$37,334,071	$743,481,720	$170,705,335
Shares of beneficial interest issued and outstanding	1,823,797	6,438,360	4,192,053	74,287,840	9,031,812
Net asset value, redemption and offering price per share	$13.58	$13.22	$8.91	$10.01	$18.90

Class R6:
Net assets applicable to shares outstanding			$153,661,227
Shares of beneficial interest issued and outstanding			17,084,639
Net asset value, redemption and offering price per share			$8.99

Investor Class:
Net assets applicable to shares outstanding					$9,409,684
Shares of beneficial interest issued and outstanding					501,851
Net asset value, redemption and offering price per share					$18.75

(a)	A sales charge of 3.75% will be imposed on investments less than $1,000,000. A contingent deferred sales charge of 1.00% on investments over $1,000,000 will be imposed on certain such redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2025 (Unaudited)

	North Square Spectrum Alpha Fund	North Square Dynamic Small Cap Fund	North Square Multi Strategy Fund	North Square Preferred and Income Securities Fund
Investment Income
Dividend income	$15,535	$2,615,425	$113,648	$359,609
Dividend income from affiliated regulated investment companies	—	—	206,802	76,714
Interest income	—	—	—	9,408,620
Foreign dividend taxes withheld	—	(22,356)	—	—
Total investment income	15,535	2,593,069	320,450	9,844,943

Expenses
Adviser fees (Note 3)	73,587	2,480,526	97,475	1,270,426
Registration fees	26,611	31,531	23,422	37,553
Fund administration fees	30,477	206,094	16,940	123,786
Custody fees	5,164	18,712	4,718	10,679
Fund accounting fees	3,761	3,761	3,761	8,683
Legal fees	2,880	20,735	1,442	11,605
Audit fees	3,523	28,957	1,666	14,793
Trustees’ fees and expenses	3,418	25,736	1,740	15,052
Shareholder reporting fees	5,948	24,035	2,157	12,766
Shareholder servicing fees - Class A (Note 6)	27,294	37,964	12,387	—
Shareholder servicing fees - Class I (Note 6)	19,020	130,194	4,271	76,310
Chief compliance officer fees (Note 3)	2,402	17,274	1,239	10,281
Transfer agent fees and expenses	50,328	24,885	18,905	1,095
Pricing	12	2,765	70	3,110
Insurance	988	4,559	513	3,025
Distribution fees - Class A (Note 7)	56,861	63,272	38,059	—
Interest expense	133	2,478	69	9,054
Other expenses	9,253	24,726	6,655	17,032
Total expenses	321,660	3,148,204	235,489	1,625,250
Fees contractually recouped (waived) by Adviser	—	(351,479)	(71,758)	14,916
Net operating expenses	321,660	2,796,725	163,731	1,640,166
Net investment income	(306,125)	(203,656)	156,719	8,204,777

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	9,280	24,602,444	19,422	6,786,201
Affiliated issuers	1,167,648	—	250,234	—
Futures contracts	—	—	—	(824,469)
Foreign currency	—	—	—	455,706
Net realized gain (loss)	1,176,928	24,602,444	269,656	6,417,438
Net change in unrealized appreciation (depreciation) on:
Investments	215,458	61,820,270	1,569,424	607,453
Affiliated issuers	9,372,463	—	1,750,382	56,932
Futures contracts	—	—	—	371,019
Foreign currency	—	—	—	(1,142)
Net change in unrealized appreciation	9,587,921	61,820,270	3,319,806	1,034,262
Net realized and change in unrealized gain on investments and foreign currency	10,764,849	86,422,714	3,589,462	7,451,700
Net increase in net assets resulting from operations	$10,458,724	$86,219,058	$3,746,181	$15,656,477

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued

For the Six Months Ended November 30, 2025 (Unaudited)

	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Core Plus Bond Fund	North Square Kennedy MicroCap Fund
Investment Income
Dividend income	$4,120,622	$368,069	$13,360	$143,516
Interest income	—	—	558,549	—
Foreign dividend taxes withheld	—	—	—	(170)
Total investment income	4,120,622	368,069	571,909	143,346

Expenses
Adviser fees (Note 3)	2,958,264	333,605	43,978	150,161
Registration fees	36,941	32,116	18,458	21,666
Fund administration fees	208,921	22,535	11,010	11,939
Custody fees	8,297	4,110	12,822	4,173
Fund accounting fees	3,761	3,761	8,689	3,761
Legal fees	20,873	1,960	844	1,779
Audit fees	25,444	2,319	965	2,051
Trustees’ fees and expenses	25,100	2,355	1,035	1,332
Shareholder reporting fees	25,086	2,800	986	506
Shareholder servicing fees - Class A (Note 6)	41,466	10,172	—	—
Shareholder servicing fees - Class C (Note 6)	22,333	2,029	—	—
Shareholder servicing fees - Class I (Note 6)	175,901	21,648	16,291	15,419
Chief compliance officer fees (Note 3)	17,536	1,676	733	831
Transfer agent fees and expenses	45,357	14,060	1,699	518
Pricing	89	38	23,239	1,497
Insurance	6,675	681	221	—
Distribution fees - Class A (Note 7)	133,614	23,186	—	—
Distribution fees - Class C (Note 7)	275,228	13,526	—	—
Interest expense	995	95	52	565
Other expenses	28,756	8,598	6,733	5,588
Total expenses	4,060,637	501,270	147,755	221,786
Fees contractually waived by Adviser	(4,513)	(10,895)	(80,571)	(37,103)
Net operating expenses	4,056,124	490,375	67,184	184,683
Net investment income	64,498	(122,306)	504,725	(41,337)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	18,838,405	5,624,907	44,808	2,211,131
Purchased options	—	—	299,702	—
Futures contracts	—	—	(344,379)	—
Foreign currency	—	—	85	(3)
Net realized gain (loss)	18,838,405	5,624,907	216	2,211,128
Net change in unrealized appreciation (depreciation) on:
Investments	46,668,991	308,886	570,151	2,066,215
Purchased options	—	—	(38,330)	—
Futures contracts	—	—	31,042	—
Foreign currency	—	—	(35)	—
Net change in unrealized appreciation	46,668,991	308,886	562,828	2,066,215
Net realized and change in unrealized gain on investments and foreign currency	65,507,396	5,933,793	563,044	4,277,343
Net increase in net assets resulting from operations	$65,571,894	$5,811,487	$1,067,769	$4,236,006

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued

For the Six Months Ended November 30, 2025 (Unaudited)

	North Square Select Small Cap Fund	North Square Altrinsic International Equity Fund	North Square McKee Bond Fund	North Square Strategic Income Fund	North Square Small Cap Value Fund
Investment Income
Dividend income	$139,579	$1,235,488	$67,954	$598,242	$1,787,926
Dividend income from affiliated regulated investment companies	—	—	—	115,189	—
Interest income	—	—	3,943,562	13,466,785	—
Foreign dividend taxes withheld	—	(107,502)	—	(5,694)	(51,950)
Total investment income	139,579	1,127,986	4,011,516	14,174,522	1,735,976

Expenses
Adviser fees (Note 3)	90,693	414,781	219,791	1,657,820	754,804
Registration fees	14,039	17,520	25,230	37,236	34,213
Fund administration fees	11,896	42,891	69,322	195,398	82,947
Custody fees	3,388	29,200	12,102	11,958	18,763
Fund accounting fees	3,761	3,761	4,262	8,674	3,368
Legal fees	1,290	3,938	6,653	20,674	10,372
Audit fees	1,258	5,163	7,869	28,840	5,566
Trustees’ fees and expenses	1,220	4,972	8,144	24,986	10,905
Shareholder reporting fees	335	1,657	1,581	11,730	17,514
Shareholder servicing fees - Class A (Note 6)	—	—	—	3,655	—
Shareholder servicing fees - Class I (Note 6)	1,523	33,585	3,123	259,039	—
Chief compliance officer fees (Note 3)	856	3,498	5,701	16,336	7,307
Transfer agent fees and expenses	650	1,780	893	16,922	25,882
Pricing	418	7,254	41,905	19,483	791
Insurance	320	1,597	1,829	2,515	1,496
Distribution fees - Class A (Note 7)	—	—	—	6,092	12,091
Interest expense	51	1,447	320	979	332
Other expenses	6,030	9,615	15,116	26,018	14,197
Total expenses	137,728	582,659	423,841	2,348,355	1,000,548
Fees contractually waived by Adviser	(15,816)	(78,093)	(133,370)	(337,437)	—
Net operating expenses	121,912	504,566	290,471	2,010,918	1,000,548
Net investment income	17,667	623,420	3,721,045	12,163,604	735,428

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued

For the Six Months Ended November 30, 2025 (Unaudited)

	North Square Select Small Cap Fund	North Square Altrinsic International Equity Fund	North Square McKee Bond Fund	North Square Strategic Income Fund	North Square Small Cap Value Fund
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	$2,224,142	$6,568,428	$692,893	$6,619,914	$(8,219,699)
Purchased options	—	—	—	13,658,398	—
Futures contracts	—	—	—	(14,231,811)	—
Swaps contracts	—	—	—	(685,373)	—
Foreign currency	—	33,547	—	(8,482)	(46)
Net realized gain (loss)	2,224,142	6,601,975	692,893	5,352,646	(8,219,745)
Net change in unrealized appreciation (depreciation) on:
Investments	583,349	180,844	4,614,289	17,211,864	30,092,835
Affiliated issuers				68,310
Purchased options	—	—	—	(2,276,611)	—
Futures contracts	—	—	—	456,099	—
Swaps contracts	—	—	—	135,476	—
Foreign currency	—	(7,005)	—	(1,782)	—
Net change in unrealized appreciation	583,349	173,839	4,614,289	15,593,356	30,092,835
Net realized and change in unrealized gain on investments and foreign currency	2,807,491	6,775,814	5,307,182	20,946,002	21,873,090
Net increase in net assets resulting from operations	$2,825,158	$7,399,234	$9,028,227	$33,109,606	$22,608,518

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square Spectrum Alpha Fund		North Square Dynamic Small Cap Fund		North Square Multi Strategy Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(306,125)	$793,207	$(203,656)	$261,487	$156,719	$597,875
Net realized gain (loss) on investments	1,176,928	4,485,448	24,602,444	7,962,789	269,656	3,892,875
Net change in unrealized appreciation on investments	9,587,921	(3,151,090)	61,820,270	(17,860,686)	3,319,806	(1,566,832)
Net increase (decrease) in net assets resulting from operations	10,458,724	2,127,565	86,219,058	(9,636,410)	3,746,181	2,923,918

Distributions to Shareholders
Class A	—	—	—	(2,527,626)	—	(625,150)
Class I	—	—	—	(18,375,432)	—	(160,917)
Total distributions	—	—	—	(20,903,058)	—	(786,067)

Capital Transactions - Class A
Proceeds from shares sold	629,963	1,475,821	7,663,137	7,692,189	100,041	282,505
Reinvestment of distributions	—	—	—	2,522,486	—	604,281
Amount paid for shares redeemed	(4,334,226)	(8,624,247)	(2,041,307)	(7,821,381)	(1,636,536)	(5,368,800)
Total Class A	(3,704,263)	(7,148,426)	5,621,830	2,393,294	(1,536,495)	(4,482,014)

Capital Transactions - Class I
Proceeds from shares sold	696,953	673,587	92,950,824	343,434,650	481,224	1,800,160
Reinvestment of distributions	—	—	—	18,030,719	—	154,836
Amount paid for shares redeemed	(2,948,089)	(8,518,563)	(58,524,517)	(95,825,740)	(792,630)	(2,681,590)
Total Class I	(2,251,136)	(7,844,976)	34,426,307	265,639,629	(311,406)	(726,594)
Net increase (decrease) in net assets resulting from capital transactions	(5,955,399)	(14,993,402)	40,048,137	268,032,923	(1,847,901)	(5,208,608)
Total Increase (Decrease) in Net Assets	4,503,325	(12,865,837)	126,267,195	237,493,455	1,898,280	(3,070,757)

Net Assets
Beginning of period	$68,734,171	$81,600,008	$486,384,942	$248,891,487	$37,417,528	$40,488,285
End of period	$73,237,496	$68,734,171	$612,652,137	$486,384,942	$39,315,808	$37,417,528

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Spectrum Alpha Fund		North Square Dynamic Small Cap Fund		North Square Multi Strategy Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025
Share Transactions - Class A
Shares sold	74,294	188,976	486,159	511,000	5,414	15,976
Shares issued in reinvestment of distributions	—	—	—	166,391	—	34,121
Shares redeemed	(508,541)	(1,083,541)	(133,372)	(520,572)	(86,582)	(303,009)
Total Class A	(434,247)	(894,565)	352,787	156,819	(81,168)	(252,912)

Share Transactions - Class I
Shares sold	62,415	65,556	6,036,545	23,205,525	23,253	91,996
Shares issued in reinvestment of distributions	—	—	—	1,187,794	—	8,010
Shares redeemed	(261,816)	(812,072)	(3,872,433)	(6,620,131)	(38,135)	(139,903)
Total Class I	(199,401)	(746,516)	2,164,112	17,773,188	(14,882)	(39,897)

Net increase (decrease) in shares outstanding	(633,648)	(1,641,081)	2,516,899	17,930,007	(96,050)	(292,809)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and Income Securities Fund		North Square Tactical Growth Fund		North Square Tactical Defensive Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$8,204,777	$11,407,902	$64,498	$1,949,783	$(122,306)	$309,292
Net realized gain (loss) on investments and foreign currency transactions	6,417,438	8,196,679	18,838,405	8,994,961	5,624,907	(126,310)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,034,262	(846,518)	46,668,991	37,854,237	308,886	(1,007,148)
Net increase in net assets resulting from operations	15,656,477	18,758,063	65,571,894	48,798,981	5,811,487	(824,166)

Distributions to Shareholders
From Earnings
Class A	—	—	—	(2,172,276)	—	(174,955)
Class C	—	—	—	(919,073)	—	(6,183)
Class I	(7,857,567)	(14,185,775)	—	(8,760,252)	—	(363,265)
From Return of Capital
Class I	—	—	—	—	—	—
Total distributions	(7,857,567)	(14,185,775)	—	(11,851,601)	—	(544,403)

Capital Transactions - Class A
Proceeds from shares sold			7,351,770	17,258,047	506,022	349,278
Proceeds from redemption fees			—	—	—	—
Reinvestment of distributions			—	1,914,890	—	168,007
Amount paid for shares redeemed			(10,581,431)	(20,034,760)	(949,513)	(3,011,965)
Total Class A			(3,229,661)	(861,823)	(443,491)	(2,494,680)

Capital Transactions - Class C
Proceeds from shares sold			1,294,371	3,998,447	6,300	109,687
Reinvestment of distributions			—	897,024	—	6,183
Amount paid for shares redeemed			(6,230,361)	(15,090,059)	(354,660)	(671,184)
Total Class C			(4,935,990)	(10,194,588)	(348,360)	(555,314)

Capital Transactions - Class I
Proceeds from shares sold	120,576,364	273,440,370	22,881,254	46,332,829	1,101,271	3,014,908
Reinvestment of distributions	7,834,309	14,181,999	—	7,906,772	—	360,751
Amount paid for shares redeemed	(89,888,075)	(115,538,294)	(33,217,099)	(63,697,452)	(2,456,524)	(4,048,382)
Total Class I	38,522,598	172,084,075	(10,335,845)	(9,457,851)	(1,355,253)	(672,723)
Net increase (decrease) in net assets resulting from capital transactions	38,522,598	172,084,075	(18,501,496)	(20,514,262)	(2,147,104)	(3,722,717)
Total Increase (Decrease) in Net Assets	46,321,508	176,656,363	47,070,398	16,433,118	3,664,383	(5,091,286)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and Income Securities Fund		North Square Tactical Growth Fund		North Square Tactical Defensive Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2024
Net Assets
Beginning of period	$321,042,266	$144,385,903	$531,865,371	$515,432,253	$50,605,005	$55,696,291
End of period	$367,363,774	$321,042,266	$578,935,769	$531,865,371	$54,269,388	$50,605,005

Share Transactions - Class A
Shares sold			436,714	1,115,017	26,503	20,006
Shares issued in reinvestment of distributions			—	121,967	—	9,444
Shares redeemed			(621,743)	(1,295,184)	(51,814)	(169,173)
Total Class A			(185,029)	(58,200)	(25,311)	(139,723)

Share Transactions - Class C
Shares sold			82,149	275,385	404	6,949
Shares issued in reinvestment of distributions			—	61,524	—	389
Shares redeemed			(397,088)	(1,051,753)	(21,530)	(42,764)
Total Class C			(314,939)	(714,844)	(21,126)	(35,426)

Share Transactions - Class I
Shares sold	5,551,607	12,911,209	1,308,452	2,907,363	58,496	164,047
Shares issued in reinvestment of distributions	360,865	666,609	—	491,715	—	19,681
Shares redeemed	(4,138,163)	(5,445,181)	(1,903,089)	(3,997,826)	(129,484)	(222,563)
Total Class I	1,774,309	8,132,637	(594,637)	(598,748)	(70,988)	(38,835)

Net increase (decrease) in shares outstanding	1,774,309	8,132,637	(1,094,605)	(1,371,792)	(117,425)	(213,984)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Core Plus Bond Fund		North Square Kennedy MicroCap Fund		North Square Select Small Cap Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	For the Period Ended May 31, 2025(a)	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(b)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$504,725	$823,790	$(41,337)	$(47,127)	$17,667	$23,455
Net realized gain (loss)on investments	216	5,114,239	2,211,128	1,284,718	2,224,142	(230,765)
Net change in unrealized appreciation (depreciation) on investments	562,828	(4,399,642)	2,066,215	1,333,374	583,349	(1,109,130)
Net increase (decrease) in net assets resulting from operations	1,067,769	1,538,387	4,236,006	2,570,965	2,825,158	(1,316,440)

Distributions to Shareholders
Class A	—	—	—	—
Class C	—	—	—	—
Class I	(522,302)	(3,728,049)	—	(347,205)	—	(298,513)
Total distributions	(522,302)	(3,728,049)	—	(347,205)	—	(298,513)

Capital Transactions - Class A
Proceeds from shares sold		471
Reinvestment of distributions		—
Amount paid for shares redeemed		(133,631)
Shares exchanged for Class I		(1,086,580)
Total Class A		(1,219,740)

Capital Transactions - Class C
Proceeds from shares sold		—
Reinvestment of distributions		—
Amount paid for shares redeemed		(27,757)
Shares exchanged for Class I		(1,493,321)
Total Class C		(1,521,078)

Capital Transactions - Class I
Proceeds from shares sold	453,019	8,475,784	4,458,452	19,284,733	756,563	272,269
Shares exchanged from Class A	—	1,086,580	—	—	—	—
Shares exchanged from Class C	—	1,493,321	—	—	—	—
Reinvestment of distributions	413,924	3,056,675	—	347,205	—	298,512
Amount paid for shares redeemed	(1,812,743)	(4,441,257)	(5,471,068)	(75,703)	(2,535,240)	(738,371)
Total Class I	(945,800)	9,671,103	(1,012,616)	19,556,235	(1,778,677)	(167,590)
Net decrease in net assets resulting from capital transactions	(945,800)	6,930,285	(1,012,616)	19,556,235	(1,778,677)	(167,590)
Total Decrease in Net Assets	(400,333)	4,740,623	3,223,390	21,779,995	1,046,481	(1,782,543)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Core Plus Bond Fund		North Square Kennedy MicroCap Fund		North Square Select Small Cap Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (Unaudited)	For the Period Ended May 31, 2025(a)	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(b)
Net Assets
Beginning of period	$23,373,464	$18,632,841	$21,779,995	$—	$23,716,377	$25,498,920
End of period	$22,973,131	$23,373,464	$25,003,385	$21,779,995	$24,762,858	$23,716,377

Share Transactions - Class A
Shares sold		46
Shares issued in reinvestment of distributions		—
Shares redeemed		(12,875)
Shares exchanged for Class I		(100,471)
Total Class A		(113,300)

Share Transactions - Class C
Shares sold		—
Shares issued in reinvestment of distributions		—
Shares redeemed		(2,793)
Shares exchanged for Class I		(142,684)
Total Class C		(145,477)

Share Transactions - Class I
Shares sold	48,816	850,422	345,835	1,832,044	52,244	22036
Shares exchanged from Class A	—	100,471	—	—	—	—
Shares exchanged from Class C	—	142,684	—	—	—	—
Shares issued in reinvestment of distributions	44,583	329,170	—	29,524	—	22,683
Shares redeemed	(195,486)	(451,361)	(398,036)	(6,733)	(189,199)	(63,966)
Total Class I	(102,087)	971,386	(52,201)	1,854,835	(136,955)	(19,247)

Net decrease in shares outstanding	(102,087)	712,609	(52,201)	1,854,835	(136,955)	(19,247)

(a)	For the period June 10, 2024 (commencement of operations) to May 31, 2025.
(b)	The Fund changed its fiscal year to May 31.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Altrinsic International Equity Fund		North Square McKee Bond Fund		North Square Strategic Income Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(a)	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(a)	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$623,420	$1,767,079	$3,721,045	$4,218,753	$12,163,604	$8,069,455
Net realized gain (loss) on investments and foreign currency transactions	6,601,975	3,302,221	692,893	(1,282,181)	5,352,646	9,155,142
Net change in unrealized appreciation on investments and foreign currency translations	173,839	8,143,170	4,614,289	(107,175)	15,593,356	(280,285)
Net increase (decrease) in net assets resulting from operations	7,399,234	13,212,470	9,028,227	2,829,397	33,109,606	16,944,312

Distributions to Shareholders
From earnings:
Class A					(93,226)	(80,118)
Class I	—	(6,407,678)	(763,060)	(634,904)	(12,172,680)	(7,330,453)
Class R6			(3,144,276)	(3,559,574)
Total distributions	—	(6,407,678)	(3,907,336)	(4,194,478)	(12,265,906)	(7,410,571)

Capital Transactions - Class A
Proceeds from shares sold					1,505,025	8,550,612
Reinvestment of distributions					90,726	78,344
Amount paid for shares redeemed					(280,566)	(7,622,827)
Total Class A					1,315,185	1,006,129

Capital Transactions - Class I
Proceeds from shares sold	2,952,600	2,795,765	3,044,485	33,021,127	296,036,620	263,832,971
Reinvestment of distributions	—	6,404,695	763,060	634,904	11,749,050	7,046,523
Amount paid for shares redeemed	(33,047,924)	(32,184,222)	(2,160,771)	(2,163,347)	(39,687,802)	(39,844,801)
Total Class I	(30,095,324)	(22,983,762)	1,646,774	31,492,684	268,097,868	231,034,693

Capital Transactions - Class R6
Proceeds from shares sold			9,239,457	23,655,411
Reinvestment of distributions			2,737,010	3,167,044
Amount paid for shares redeemed			(7,328,071)	(33,613,545)
Total Class R6			4,648,396	(6,791,090)
Net increase (decrease) in net assets resulting from capital transactions	(30,095,324)	(22,983,762)	6,295,170	24,701,594	269,413,053	232,040,822
Total Increase (Decrease) in Net Assets	(22,696,090)	(16,178,970)	11,416,061	23,336,513	290,256,753	241,574,563

Net Assets
Beginning of period	$107,811,561	$123,990,531	$179,579,237	$156,242,724	$458,902,248	$217,327,685
End of period	$85,115,471	$107,811,561	$190,995,298	$179,579,237	$749,159,001	$458,902,248

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Altrinsic International Equity Fund		North Square McKee Bond Fund		North Square Strategic Income Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(a)	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(a)	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(a)
Share Transactions - Class A
Shares sold					153,159	883,665
Shares issued in reinvestment of distributions					9,226	8,241
Shares redeemed					(28,616)	(794,457)
Total Class I					133,769	97,449

Share Transactions - Class I
Shares sold	230,096	248,944	343,968	3,864,921	30,052,797	27,639,093
Shares issued in reinvestment of distributions	—	601,945	86,580	72,867	1,194,392	739,676
Shares redeemed	(2,578,463)	(2,837,490)	(244,986)	(248,370)	(4,027,463)	(4,190,046)
Total Class I	(2,348,367)	(1,986,601)	185,562	3,689,418	27,219,726	24,188,723

Share Transactions - Class R6
Shares sold			1,030,859	2,681,343
Shares issued in reinvestment of distributions			307,610	360,674
Shares redeemed			(823,008)	(3,900,271)
Total Class I			515,461	(858,254)

Net increase (decrease) in shares outstanding	(2,348,367)	(1,986,601)	701,023	2,831,164	27,353,495	24,286,172

(a)	The Fund changed its fiscal year to May 31.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Small Cap Value Fund
	For the Six Months Ended November 30, 2025 (Unaudited)	For the Seven Months Ended May 31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$735,428	$2,025,785
Net realized gain (loss) on investments	(8,219,745)	372,032
Net change in unrealized appreciation on investments	30,092,835	(21,096,788)
Net increase (decrease) in net assets resulting from operations	22,608,518	(18,698,971)

Distributions to Shareholders
From earnings:
Class I	—	(56,203,930)
Investor Class	—	(2,354,671)
Total distributions	—	(58,558,601)

Capital Transactions - Class I
Proceeds from shares sold	11,395,877	24,254,319
Reinvestment of distributions	—	53,703,016
Amount paid for shares redeemed	(47,143,764)	(95,529,210)
Total Class I	(35,747,887)	(17,571,875)

Capital Transactions - Investor Class
Proceeds from shares sold	111,272	273,431
Reinvestment of distributions	—	2,324,535
Amount paid for shares redeemed	(1,373,749)	(1,885,672)
Total Investor Class	(1,262,477)	712,294
Net increase (decrease) in net assets resulting from capital transactions	(37,010,364)	(16,859,581)
Total Increase (Decrease) in Net Assets	(14,401,846)	(94,117,153)

Net Assets
Beginning of period	194,516,865	288,634,018
End of period	$180,115,019	$194,516,865

Share Transactions - Class I
Shares sold	630,660	1,326,970
Shares issued in reinvestment of distributions	—	3,027,227
Shares redeemed	(2,714,305)	(5,548,799)
Total Class I	(2,083,645)	(1,194,602)

Share Transactions - Investor Class
Shares sold	6,240	15,508
Shares issued in reinvestment of distributions	—	131,776
Shares redeemed	(77,090)	(106,183)
Total Investor Class	(70,850)	41,101

Net increase (decrease) in shares outstanding	(2,154,495)	(1,153,501)

(a)	The Fund changed its fiscal year to May 31.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund

FINANCIAL HIGHLIGHTS

Class A

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024		2023		2022		2021
Selected Per Share Data:
Net asset value, beginning of period	$7.68		$7.54	$5.88		$10.78		$15.36		$12.07

Investment operations:
Net investment income (loss)(a)	0.04	(b)	0.07 (b)	(0.06	)(b)	(0.09	)(b)	(0.19	)(b)	(0.17)
Net realized and unrealized gain (loss)	1.23		0.07	1.72		(0.28)		(2.26)		5.34
Total from investment operations	1.19		0.14	1.66		(0.37)		(2.45)		5.17

Less distributions:
From net realized gains	—		—	—		(4.53)		(2.13)		(1.88)
Total distributions	—		—	—		(4.53)		(2.13)		(1.88)

Net asset value, end of period	$8.87		$7.68	$7.54		$5.88		$10.78		$15.36

Total Return(c)	15.49	%(d)	1.86%	28.23%		(2.25)%		(19.05)%		43.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,261		$42,526	$48,531		$44,532		$56,319		$87,291
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	0.96	%(f)	0.97%	0.94%		0.92%		1.34%		1.75%
After fees waived and expenses reimbursed(e)	0.96	%(f)	1.30%	1.30%		1.30%		1.36	%(g)	1.39%
Ratio of net investment loss to average net assets:
Before fees waived and expenses reimbursed(e)	(0.92	)%(f)	1.26%	(0.56)%		(0.70)%		(1.29)%		(1.54)%
After fees waived and expenses reimbursed(e)	(0.92	)%(f)	0.93%	(0.93)%		(1.07)%		(1.31)%		(1.18)%
Portfolio turnover rate(h)	3	%(d)	19%	11%		7%		104%		33%

(a)	Based on average shares outstanding for the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Funds invest.
(f)	Annualized.
(g)	Effective January 11, 2022, the expense cap decreased from 1.39% to 1.30%.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024		2023		2022		2021
Selected Per Share Data:
Net asset value, beginning of period	$10.09		$9.89	$7.68		$12.60		$17.59		$13.58

Investment operations:
Net investment income (loss)(a)	0.04	(b)	0.12 (b)	(0.06	)(b)	(0.08	)(b)	(0.17	)(b)	(0.15)
Net realized and unrealized gain (loss)	1.62		0.08	2.27		(0.31)		(2.69)		6.04
Total from investment operations	1.58		0.20	2.21		(0.39)		(2.86)		5.89

Less distributions:
From net realized gains	—		—	—		(4.53)		(2.13)		(1.88)
Total distributions	—		—	—		(4.53)		(2.13)		(1.88)

Net asset value, end of period	$11.67		$10.09	$9.89		$7.68		$12.60		$17.59

Total Return(c)	15.66	%(d)	2.02%	28.78%		(2.08)%		(18.90)%		43.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,976		$26,208	$33,069		$28,790		$39,308		$61,121
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	0.73	%(f)	0.75%	0.73%		0.72%		1.12%		1.51	%(g)
After fees waived and expenses reimbursed(e)	0.73	%(f)	1.05%	1.05%		1.05%		1.11	%(h)	1.08%
Ratio of net investment loss to average net assets:
Before fees waived and expenses reimbursed(e)	(0.69	)%(f)	1.47%	(0.34)%		(0.48)%		(1.07)%		(1.31	)%(g)
After fees waived and expenses reimbursed(e)	(0.69	)%(f)	1.17%	(0.67)%		(0.81)%		(1.06)%		(0.87)%
Portfolio turnover rate(i)	3	%(d)	19%	11%		7%		104%		33%

(a)	Based on average shares outstanding for the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Funds invest.
(f)	Annualized.
(g)	Ratios exclude the 12b-1 refund.
(h)	Effective January 11, 2022, the expense cap decreased from 1.14% to 1.05%.
(i)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,		For the Period Ended May 31,
	(Unaudited)		2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$13.92		$14.69	$11.15	$11.26

Investment operations:
Net investment income (loss)(b)	(0.02)		(0.02)	(0.01)	0.03
Net realized and unrealized gain (loss)	2.43	(c)	0.07 (c)	3.56	(0.14	)(c)
Total from investment operations	2.41		0.05	3.55	(0.11)

Less distributions:
Net investment income	—		—	(0.01)	—
From net realized gains	—		(0.82)
Total distributions	—		(0.82)	(0.01)	—

Net asset value, end of period	$16.33		$13.92	$14.69	$11.15

Total Return(d)	17.31	%(e)	(0.14)%	31.88%	(0.98	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,505		$44,946	$45,120	$2,143
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.46	%(f)	1.48%	1.54%	1.54%
After fees waived and expenses reimbursed	1.24	%(f)	1.24%	1.24%	1.24	%(f)
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed	(0.52	)%(f)	(0.37)%	(0.36)%	2.99	%(f)
After fees waived and expenses reimbursed	(0.30	)%(f)	(0.13)%	(0.06)%	3.29	%(f)
Portfolio turnover rate(g)	125	%(e)	168%	174%	188%

(a)	For the period May 1, 2023 (commencement of operations) to May 31, 2023.
(b)	Based on average shares outstanding for the period.
(c)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022		2021
Selected Per Share Data:
Net asset value, beginning of period	$13.96		$14.71	$11.15	$11.09	$18.27		$11.46

Investment operations:
Net investment income (loss)(a)	—		0.01	0.02	0.01	0.01		(0.04)
Net realized and unrealized gain (loss)	2.44		0.08 (b)	3.56	0.07	(1.00)		7.14
Total from investment operations	2.44		0.09	3.58	0.08	(0.99)		7.10

Less distributions:
Net investment income	—		(0.02)	(0.02)	(0.02)	—		(0.01)
From net realized gains	—		(0.82)	—	—	(6.19)		(0.28)
Total distributions	—		(0.84)	(0.02)	(0.02)	(6.19)		(0.29)

Net asset value, end of period	$16.40		$13.96	$14.71	$11.15	$11.09		$18.27

Total Return(c)	17.48	%(d)	0.14%	32.14%	0.76%	(10.43)%		62.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$554,147		$441,439	$203,772	$76,580	$78,983		$20,369
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.11	%(e)	1.11%	1.18%	1.33%	1.36%		1.67%
After fees waived and expenses reimbursed	0.99	%(e)	0.99%	0.99%	0.99%	1.00	%(f)	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed	(0.17	)%(e)	(0.03)%	(0.04)%	(0.21)%	(0.30)%		(0.82)%
After fees waived and expenses reimbursed	(0.05	)%(e)	0.10%	0.15%	0.12%	0.06%		(0.30)%
Portfolio turnover rate(g)	125	%(d)	168%	174%	188%	177%		179%

(a)	Based on average shares outstanding for the period.
(b)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective July 1, 2021, the expense cap decreased from 1.15% to 0.99%.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$17.87		$16.95	$14.17	$21.10	$23.57	$16.93

Investment operations:
Net investment income (loss)(a)(b)	0.07		0.25	0.12	0.19	1.98	(0.09)
Net realized and unrealized gain (loss)	1.75		1.01	2.84	(0.53)	(2.97)	6.73
Total from investment operations	1.82		1.26	2.96	(0.34)	(0.99)	6.64

Less distributions:
Net investment income	—		(0.14)	(0.18)	(2.11)	—	—
From net realized gains	—		(0.20)	—	(4.48)	(1.48)	—
Total distributions	—		(0.34)	(0.18)	(6.59)	(1.48)	0.00

Net asset value, end of period	$19.69		$17.87	$16.95	$14.17	$21.10	$23.57

Total Return(c)	3.85	%(d)	7.49%	20.99%	(0.57)%	(4.94)%	39.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,675		$29,294	$32,062	$30,433	$37,762	$45,140
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)(f)	1.26	%(g)	1.00%	0.94%	1.23%	0.79%	0.92%
After fees waived and expenses reimbursed(e)(f)	0.89	%(g)	1.00%	0.94%	0.92%	0.79%	1.13%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(e)	0.39	%(g)	1.43%	0.74%	0.79%	8.41%	(0.23)%
After fees waived and expenses reimbursed(e)	0.75	%(g)	1.43%	0.74%	1.10%	8.41%	(0.44)%
Portfolio turnover rate(h)	7	%(d)	26%	12%	13%	65%	15%

(a)	Based on average shares outstanding for the period.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Funds invest.
(f)	The Adviser does not receive management fees for Fund assets invested in other series of the Trust advised by the Adviser (affiliated investments).
(g)	Annualized.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$19.53		$18.49	$15.43	$22.33	$24.83	$17.73

Investment operations:
Net investment income (loss)(a)(b)	0.10		0.32	0.18	0.25	2.22	0.06
Net realized and unrealized gain (loss)	1.92		1.10	3.10	(0.56)	(3.24)	7.04
Total from investment operations	2.02		1.42	3.28	(0.31)	(1.02)	7.10

Less distributions:
Net investment income	—		(0.18)	(0.22)	(2.11)	—	—
From net realized gains	—		(0.20)	—	(4.48)	(1.48)	—
Total distributions	—		(0.38)	(0.22)	(6.59)	(1.48)	—

Net asset value, end of period	$21.55		$19.53	$18.49	$15.43	$22.33	$24.83

Total Return(c)	10.34	%(d)	7.75%	21.34%	(0.38)%	(4.79)%	40.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,640		$8,124	$8,426	$8,420	$10,136	$10,592
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(e)(f)	1.03	%(g)	0.75%	0.70%	0.99%	0.54%	0.67	%(h)
After fees waived and expenses reimbursed(e)(f)	0.66	%(g)	0.75%	0.70%	0.68%	0.54%	0.43%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(e)	0.61	%(g)	1.67%	1.06%	1.03%	8.92%	0.05	%(h)
After fees waived and expenses reimbursed(e)	0.98	%(g)	1.67%	1.06%	1.34%	8.92%	0.29%
Portfolio turnover rate(i)	7	%(d)	26%	12%	13%	65%	15%

(a)	Based on average shares outstanding for the period.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Funds invest.
(f)	The Adviser does not receive management fees for Fund assets invested in other series of the Trust advised by the Adviser (affiliated investments).
(g)	Annualized.
(h)	Ratios exclude the 12b-1 refund
(i)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022		2021
Selected Per Share Data:
Net asset value, beginning of period	$21.24		$20.67	$17.86	$20.96	$23.32		$17.47

Investment operations:
Net investment income(a)	0.53		1.01	0.99	1.09	0.41		0.21
Net realized and unrealized gain (loss)	0.48		0.77	2.77	(0.89)	(0.55)		6.18
Total from investment operations	1.01		1.78	3.76	0.20	(0.14)		6.39

Less distributions:
Net investment income	(0.50)		(0.95)	(0.76)	(0.65)	(0.38)		(0.18)
From net realized gains	—		(0.26)	—	(2.31)	(1.84)		(0.36)
From return of capital	—		—	(0.19)	(0.34)	—		—
Total distributions	(0.50)		(1.21)	(0.95)	(3.30)	(2.22)		(0.54)

Net asset value, end of period	$21.75		$21.24	$20.67	$17.86	$20.96		$23.32

Total Return(b)	4.78	%(c)	8.74%	21.51%	1.25%	(1.49)%		37.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$367,364		$321,042	$144,386	$46,577	$25,793		$16,186
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(d)	0.97	%(e)	0.98%	1.04%	1.20%	1.27%		1.44	%(f)
After fees waived and expenses reimbursed(d)	0.97	%(e)	0.97%	0.97%	0.97%	0.99	%(g)	1.00%
Ratio of net investment income to average net assets:
Before fees waived and expenses reimbursed(d)	4.84	%(e)	4.74%	5.00%	5.41%	1.50%		0.59	%(f)
After fees waived and expenses reimbursed(d)	4.84	%(e)	4.74%	5.07%	5.64%	1.78%		1.03%
Portfolio turnover rate(h)	52	%(c)	92%	115%	260%	179%		28%

(a)	Based on average shares outstanding for the period.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Funds invest.
(e)	Annualized.
(f)	Ratios exclude the 12b-1 refund.
(g)	Effective January 11, 2022, the expense cap decreased from 1.00% to 0.97%.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Class A

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022(a)	2021
Selected Per Share Data:
Net asset value, beginning of period	$15.86		$14.79	$12.74	$13.59	$15.15	$11.81

Investment operations:
Net investment income (loss)(b)(c)	(0.01)		0.04	0.08	0.06	(0.03)	(0.09)
Net realized and unrealized gain (loss)	1.98		1.38	2.08	0.02	(0.80)	3.43
Total from investment operations	1.97		1.42	2.16	0.08	(0.83)	3.34

Less distributions:
Net investment income	—		(0.13)	(0.09)	(0.06)	—	—
From net realized gains	—		(0.22)	(0.02)	(0.87)	(0.73)	—
Total distributions	—		(0.35)	(0.11)	(0.93)	(0.73)	—

Net asset value, end of period	$17.83		$15.86	$14.79	$12.74	$13.59	$15.15

Total Return(d)	12.42	%(e)	9.56%	16.99%	1.04%	(5.93)%	28.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,388		$100,224	$94,310	$85,244	$92,843	$97,180
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	1.54	%(g)	1.57%	1.62%	1.74%	1.61%	1.55%
After fees waived and expenses reimbursed(f)	1.54	%(g)	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(f)	(0.08	)%(g)	0.25%	0.51%	0.24%	(0.27)%	(0.70)%
After fees waived and expenses reimbursed(f)	(0.08	)%(g)	0.27%	0.58%	0.43%	(0.21)%	(0.70)%
Portfolio turnover rate(h)	18	%(e)	47%	66%	96%	67%	79%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class A converted to the North Square Tactical Growth Fund Class A. See Note 1.
(b)	Based on average shares outstanding for the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Class C

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024		2023		2022(a)	2021
Selected Per Share Data:
Net asset value, beginning of period	$14.67		$13.70	$11.80		$12.69		$14.30	$11.24

Investment operations:
Net investment loss(b)(c)	(0.06)		(0.07)	(0.02	)(d)	(0.04	)(d)	(0.13)	(0.19)
Net realized and unrealized gain (loss)	1.82		1.27	1.92		0.03		(0.75)	3.25
Total from investment operations	1.76		1.20	1.90		(0.01)		(0.88)	3.06

Less distributions:
Net investment income	—		(0.01)	—		(0.01)		—	—
From net realized gains	—		(0.22)	—		(0.87)		(0.73)	—
Total distributions	—		(0.23)	—		(0.88)		(0.73)	—

Net asset value, end of period	$16.43		$14.67	$13.70		$11.80		$12.69	$14.30

Total Return(e)	12.00	%(f)	8.76%	16.10%		0.31%		(6.61)%	27.22%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,088		$53,801	$60,037		$71,369		$84,867	$106,291
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(g)	2.29	%(h)	2.32%	2.37%		2.50%		2.37%	2.31%
After fees waived and expenses reimbursed(g)	2.29	%(h)	2.30%	2.30%		2.30%		2.30%	2.30%
Ratio of net investment loss to average net assets:
Before fees waived and expenses reimbursed(g)	(0.81	)%(h)	(0.48)%	(0.22)%		(0.51)%		(1.02)%	(1.46)%
After fees waived and expenses reimbursed(g)	(0.81	)%(h)	(0.46)%	(0.15)%		(0.31)%		(0.95)%	(1.45)%
Portfolio turnover rate(i)	18	%(f)	47%	66%		96%		67%	79%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class C converted to the North Square Tactical Growth Fund Class C. See Note 1.
(b)	Based on average shares outstanding for the period.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(e)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(f)	Not annualized.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022(a)	2021
Selected Per Share Data:
Net asset value, beginning of period	$16.26		$15.14	$13.04	$13.87	$15.42	$12.00

Investment operations:
Net investment income (loss)(b)(c)	0.01		0.08	0.11	0.09	0.01	(0.06)
Net realized and unrealized gain (loss)	2.03		1.42	2.13	0.03	(0.83)	3.48
Total from investment operations	2.04		1.50	2.24	0.12	(0.82)	3.42

Less distributions:
Net investment income	—		(0.16)	(0.12)	(0.08)	—	— (d)
From net realized gains	—		(0.22)	(0.02)	(0.87)	(0.73)	—
Total distributions	—		(0.38)	(0.14)	(0.95)	(0.73)	—

Net asset value, end of period	$18.30		$16.26	$15.14	$13.04	$13.87	$15.42

Total Return(e)	12.55	%(f)	9.91%	17.25%	1.33%	(5.71)%	28.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$414,459		$377,840	$361,085	$314,829	$344,653	$391,964
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(g)	1.30	%(h)	1.33%	1.37%	1.50%	1.38%	1.33%
After fees waived and expenses reimbursed(g)	1.30	%(h)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets:
Before fees waived and expenses reimbursed(g)	0.16	%(h)	0.49%	0.74%	0.48%	(0.03)%	(0.48)%
After fees waived and expenses reimbursed(g)	0.16	%(h)	0.52%	0.81%	0.68%	0.05%	(0.45)%
Portfolio turnover rate(i)	18	%(f)	47%	66%	96%	67%	79%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class I converted to the North Square Tactical Growth Fund Class I. See Note 1.
(b)	Based on average shares outstanding for the period.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Rounds to less than $0.005 per share.
(e)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(f)	Not annualized.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

FINANCIAL HIGHLIGHTS

Class A

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022(a)	2021
Selected Per Share Data:
Net asset value, beginning of period	$17.15		$17.62	$15.42	$16.05	$16.00	$12.41

Investment operations:
Net investment income (loss)(b)(c)	(0.05)		0.08	0.13	0.05	(0.11)	(0.10)
Net realized and unrealized gain (loss)	2.04		(0.39)	2.07	(0.68)	0.16	3.69
Total from investment operations	1.99		(0.31)	2.20	(0.63)	0.05	3.59

Less distributions:
Net investment income	—		(0.16)	—	—	—	—
Total distributions	—		(0.16)	—	—	—	—

Net asset value, end of period	$19.14		$17.15	$17.62	$15.42	$16.05	$16.00

Total Return(d)	11.60	%(e)	(1.77)%	14.27%	(3.93)%	0.30%	28.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,041		$17,492	$20,434	$20,302	$23,392	$21,542
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	1.97	%(g)	1.99%	1.97%	1.97%	1.86%	1.87%
After fees waived and expenses reimbursed(f)	1.95	%(g)	1.95%	1.96%	1.95%	1.86%	1.87%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(f)	(0.60	)%(g)	0.42%	0.79%	0.25%	(0.65)%	(0.71)%
After fees waived and expenses reimbursed(f)	(0.57	)%(g)	0.46%	0.80%	0.29%	(0.65)%	(0.71)%
Portfolio turnover rate(h)	52	%(e)	225%	296%	677%	289%	350%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class A converted to the North Square Tactical Defensive Fund Class A. See Note 1.
(b)	Based on average shares outstanding for the period.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

FINANCIAL HIGHLIGHTS

Class C

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023		2022(a)	2021
Selected Per Share Data:
Net asset value, beginning of period	$15.27		$15.70	$13.84	$14.52		$14.59	$11.40

Investment operations:
Net investment income (loss)(b)(c)	(0.11)		(0.04)	0.01	(0.07	)(d)	(0.21)	(0.19)
Net realized and unrealized gain (loss)	1.82		(0.36)	1.85	(0.61)		0.14	3.38
Total from investment operations	1.71		(0.40)	1.86	(0.68)		(0.07)	3.19

Less distributions:
Net investment income	—		(0.03)	—	—		—	—
Total distributions	—		(0.03)	—	—		—	—

Net asset value, end of period	$16.98		$15.27	$15.70	$13.84		$14.52	$14.59

Total Return(e)	11.20	%(f)	(2.54)%	13.44%	(4.68)%		(0.49)%	27.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,627		$2,685	$3,316	$4,005		$7,265	$11,711
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(g)	2.76	%(h)	2.79%	2.75%	2.74%		2.62%	2.62%
After fees waived and expenses reimbursed(g)	2.70	%(h)	2.70%	2.71%	2.70%		2.62%	2.62%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(g)	(1.36	)%(h)	(0.37)%	0.02%	(0.52)%		(1.37)%	(1.42)%
After fees waived and expenses reimbursed(g)	(1.30	)%(h)	(0.28)%	0.06%	(0.48)%		(1.37)%	(1.42)%
Portfolio turnover rate(i)	52	%(f)	225%	296%	677%		289%	350%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class C converted to the North Square Tactical Defensive Fund Class C. See Note 1.
(b)	Based on average shares outstanding for the period.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(e)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(f)	Not annualized.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022(a)	2021
Selected Per Share Data:
Net asset value, beginning of period	$17.69		$18.17	$15.86	$16.47	$16.39	$12.69

Investment operations:
Net investment income (loss)(b)(c)	(0.03)		0.13	0.18	0.09	(0.07)	(0.07)
Net realized and unrealized gain (loss)	2.11		(0.41)	2.13	(0.70)	0.15	3.77
Total from investment operations	2.08		(0.28)	2.31	(0.61)	0.08	3.70

Less distributions:
Net investment income	—		(0.20)	—	—	—	—
Total distributions	—		(0.20)	—	—	—	—

Net asset value, end of period	$19.77		$17.69	$18.17	$15.86	$16.47	$16.39

Total Return(d)	11.76	%(e)	(1.56)%	14.56%	(3.70)%	0.46%	29.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,602		$30,428	$31,947	$36,249	$42,354	$44,999
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	1.75	%(g)	1.79%	1.77%	1.77%	1.66%	1.68%
After fees waived and expenses reimbursed(f)	1.70	%(g)	1.70%	1.70%	1.70%	1.66%	1.68%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(f)	(0.37	)%(g)	0.62%	1.02%	0.47%	(0.44)%	(0.50)%
After fees waived and expenses reimbursed(f)	(0.32	)%(g)	0.71%	1.09%	0.53%	(0.44)%	(0.50)%
Portfolio turnover rate(h)	52	%(e)	225%	296%	677%	289%	350%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class I converted to the North Square Tactical Defensive Fund Class I. See Note 1.
(b)	Based on average shares outstanding for the period.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022(a)	2021
Selected Per Share Data:
Net asset value, beginning of period	$9.15		$10.15	$10.33	$11.05	$11.71	$10.76

Investment operations:
Net investment income(b)(c)	0.24		0.40	0.20	0.13	0.05	0.09
Net realized and unrealized gain (loss)	0.19		0.36	(0.17)	(0.74)	(0.68)	0.98
Total from investment operations	0.43		0.76	0.03	(0.61)	(0.63)	1.07

Less distributions:
Net investment income	(0.21)		(0.44)	(0.21)	(0.11)	(0.03)	(0.11)
From net realized gains	—		(1.32)	—	—	—	(0.01)
Total distributions	(0.21)		(1.76)	(0.21)	(0.11)	(0.03)	(0.12)

Net asset value, end of period	$9.37		$9.15	$10.15	$10.33	$11.05	$11.71

Total Return(d)	4.76	%(e)	7.88%	0.33%	(5.56)%	(5.45)%	9.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,973		$23,373	$16,070	$22,767	$35,788	$39,552
Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed(f)	1.28	%(g)	1.83%	2.08%	1.89%	1.68%	1.79%
After fees waived and expenses reimbursed(f)	0.58	%(g)	0.91%	1.38%	1.38%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses reimbursed(f)	3.66	%(g)	3.25%	1.28%	0.73%	0.13%	0.43%
After fees waived and expenses reimbursed(f)	4.36	%(g)	4.17%	1.97%	1.24%	0.43%	0.84%
Portfolio turnover rate	82	%(e)	224%	4%	8%	16%	11%

(a)	Effective June 11, 2021, the Stadion Trilogy Alternative Return Fund Class A converted to the North Square Trilogy Alternative Return Fund Class A. See Note 1.
(b)	Based on average shares outstanding for the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.

See accompanying Notes to Financial Statements.

North Square Kennedy Micro Cap Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Period Ended May 31,
	(Unaudited)		2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.74		$10.00

Investment operations:
Net investment income (loss)(b)	(0.02)		(0.04)
Net realized and unrealized gain (loss)	2.15		2.13
Total from investment operations	2.13		2.09

Less distributions:
Net investment income	—		(0.03)
From net realized gains	—		(0.32)
Total distributions	—		$(0.35)

Net asset value, end of period	$13.87		$11.74

Total Return(c)	18.14	%(d)	20.91	%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,003		$21,780
Ratio of expenses to average net assets:
Before fees waived	1.77	%(e)	2.08	%(e)
After fees waived	1.47	%(e)	1.47	%(e)
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.63	)%(e)	(0.95	)%(e)
After fees waived	(0.33	)%(e)	(0.34	)%(e)
Portfolio turnover rate	48	%(d)	67	%(d)

(a)	For the period June 10, 2024 (commencement of operations) to May 31, 2025.
(b)	Based on average shares outstanding for the period.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

North Square Select Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Years Ended October 31,
	(Unaudited)		2025*		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$12.10		$12.88		$9.30	$10.31	$12.21	$9.33	$11.63

Investment operations:
Net investment income(a)	0.01		0.01		0.02	0.09	— (b)	0.04	0.08
Net realized and unrealized gain (loss)	1.47		(0.63)		3.66	(0.45)	(1.02)	3.95	(1.11)
Total from investment operations	1.48		(0.62)		3.68	(0.36)	(1.02)	3.99	(1.03)

Less distributions:
Net investment income	—		(0.02)		(0.10)	(0.01)	(0.03)	(0.10)	(0.07)
From net realized gains	—		(0.14)		—	(0.64)	(0.85)	(1.01)	(1.20)
Total distributions	—		(0.16)		(0.10)	(0.65)	(0.88)	(1.11)	(1.27)

Net asset value, end of period	$13.58		$12.10		$12.88	$9.30	$10.31	$12.21	$9.33

Total Return(c)	12.23	%(d)	(4.98	)%(d)	39.67%	(3.51)%	(9.05)%	46.09%	(10.63)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,763		$23,716		$25,499	$17,086	$20,867	$10,111	$4,378
Ratio of expenses to average net assets:
Before fees waived	1.06	%(e)	1.10	%(e)	1.14%	1.25%	1.24%	1.63%	1.97%
After fees waived	0.94	%(e)	0.94	%(e)	0.94%	0.94%	0.94%	0.95%	0.97	%(f)
Ratio of net investment income (loss) to average net assets:
Before fees waived	0.01	%(e)	0.00	%(b)(e)	(0.06)%	0.60%	(0.29)%	(0.34)%	(0.21)%
After fees waived	0.14	%(e)	0.16	%(e)	0.14%	0.90%	0.01%	0.34%	0.79%
Portfolio turnover rate	23	%(d)	33	%(d)	52%	45%	107%	45%	49%

*	The Fund changed its fiscal year to May 31.
(a)	Based on average shares outstanding for the period.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	The annual net expense ratio changed from 1.00% to 0.95% of net assets as of the close of business on February 21, 2020.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Years Ended October 31,			For the Period Ended October 31,
	(Unaudited)		2025*		2024	2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$12.27		$11.51		$9.95	$8.72	$10.88	$10.00

Investment operations:
Net investment income(b)	0.08		0.18		0.21	0.19	0.16	0.13
Net realized and unrealized gain (loss)	0.87		1.17		1.52	1.18	(2.12)	0.76
Total from investment operations	0.95		1.35		1.73	1.37	(1.96)	0.89

Less distributions:
Net investment income	—		(0.22)		(0.17)	(0.14)	(0.09)	(0.01)
From net realized gains	—		(0.37)		—	—	(0.11)	—
Total distributions	—		(0.59)		(0.17)	(0.14)	(0.20)	(0.01)

Net asset value, end of period	$13.22		$12.27		$11.51	$9.95	$8.72	$10.88

Total Return(c)	7.74	%(d)	12.55	%(d)	17.53%	15.83%	(18.30)%	8.88	%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$85,115		$107,812		$123,991	$107,975	$60,568	$44,733
Ratio of expenses to average net assets:
Before fees waived	1.12	%(e)	1.13	%(e)	1.13%	1.17%	1.29%	1.43	%(e)
After fees waived	0.97	%(e)	0.98	%(e)	0.97%	0.97%	0.97%	0.97	%(e)
Ratio of net investment income to average net assets:
Before fees waived	1.05	%(e)	2.52	%(e)	1.73%	1.70%	1.37%	0.92	%(e)
After fees waived	1.20	%(e)	2.67	%(e)	1.88%	1.90%	1.69%	1.38	%(e)
Portfolio turnover rate	16	%(d)	18	%(d)	25%	27%	23%	22	%(d)

*	The Fund changed its fiscal year to May 31.
(a)	For the period December 4, 2020 (commencement of operations) to October 31, 2021.
(b)	Based on average shares outstanding for the period.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Years Ended October 31,				For the Period Ended October 31,
	(Unaudited)		2025*		2024		2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.67		$8.74		$8.18		$8.48	$9.84	$9.89

Investment operations:
Net investment income(b)	0.17		0.21		0.35		0.25	0.14	0.01
Net realized and unrealized gain (loss)	0.26		(0.07)		0.57		(0.26)	(1.34)	(0.02)
Total from investment operations	0.43		0.14		0.92		(0.01)	(1.20)	(0.01)

Less distributions:
Net investment income	(0.19)		(0.21)		(0.36)		(0.29)	(0.16)	(0.04)
Total distributions	(0.19)		(0.21)		(0.36)		(0.29)	(0.16)	(0.04)

Net asset value, end of period	$8.91		$8.67		$8.74		$8.18	$8.48	$9.84

Total Return(c)	5.00	%(d)	1.67	%(d)	11.37%		(0.19)%	(12.33)%	(0.12	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,334		$34,723		$2,773		$259	$48	$10
Ratio of expenses to average net assets:
Before fees waived	0.48	%(e)	0.56	%(e)	0.58%		0.58%	0.77%	0.64	%(e)
After fees waived	0.47	%(e)	0.47	%(e)	0.47%		0.47%	0.47%	0.47	%(e)
Ratio of net investment income to average net assets:
Before fees waived	3.90	%(e)	4.07	%(e)	3.86%		2.78%	1.28%	0.13	%(e)
After fees waived	3.91	%(e)	4.16	%(e)	3.98%		2.90%	1.58%	0.30	%(e)
Portfolio turnover rate	107	%(d)	107	%(d)(f)	171	%(f)	104%	129%	321	%(d)(f)

*	The Fund changed its fiscal year to May 31.
(a)	For the period May 19, 2021 (commencement of operations) to October 31, 2021.
(b)	Based on average shares outstanding for the period.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

FINANCIAL HIGHLIGHTS

Class R6

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Years Ended October 31,				For the Period Ended October 31,
	(Unaudited)		2025*		2024		2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.74		$8.81		$8.21		$8.50	$9.84	$10.00

Investment operations:
Net investment income(b)	0.18		0.22		0.36		0.29	0.13	0.03
Net realized and unrealized gain (loss)	0.26		(0.07)		0.60		(0.29)	(1.31)	(0.13)
Total from investment operations	0.44		0.15		0.96		—	(1.18)	(0.10)

Less distributions:
Net investment income	(0.19)		(0.22)		(0.36)		(0.29)	(0.16)	(0.06)
Total distributions	(0.19)		(0.22)		(0.36)		(0.29)	(0.16)	(0.06)

Net asset value, end of period	$8.99		$8.74		$8.81		$8.21	$8.50	$9.84

Total Return(c)	5.08	%(d)	1.66	%(d)	11.83%		(0.07)%	(12.14)%	0.91	%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$153,661		$144,856		$153,470		$99,723	$107,550	$139,281
Ratio of expenses to average net assets:
Before fees waived	0.46	%(e)	0.53	%(e)	0.56%		0.56%	0.58%	0.73	%(e)
After fees waived	0.28	%(e)	0.28	%(e)	0.28%		0.28%	0.28%	0.28	%(e)
Ratio of net investment income (loss) to average net assets:
Before fees waived	3.92	%(e)	4.06	%(e)	3.85%		3.03%	1.08%	(0.04	)%(e)
After fees waived	4.10	%(e)	4.31	%(e)	4.14%		3.31%	1.38%	0.41	%(e)
Portfolio turnover rate	107	%(d)	107	%(d)	171	%(f)	104%	129%	321	%(d)(f)

*	The Fund changed its fiscal year to May 31.
(a)	For the period December 28, 2020 (commencement of operations) to October 31, 2021.
(b)	Based on average shares outstanding for the period.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

FINANCIAL HIGHLIGHTS

Class A

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Year Ended October 31,	For the Period Ended October 31,
	(Unaudited)		2025*		2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.66		$9.36		$8.21	$8.85

Investment operations:
Net investment income(b)	0.19		0.25		0.36	0.25
Net realized and unrealized gain (loss)	0.37		0.26		1.13	(0.64)
Total from investment operations	0.56		0.51		1.49	(0.39)

Less distributions:
Net investment income	(0.21)		(0.21)		(0.34)	(0.17)
Return of capital	—		—		—	(0.08)
Total distributions	(0.21)		(0.21)		(0.34)	(0.25)

Net asset value, end of period	$10.01		$9.66		$9.36	$8.21

Total Return(c)	5.59	%(d)	5.54	%(d)	18.42%	(4.48	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81		$4,187		$3,143	$406
Ratio of expenses to average net assets:
Before fees waived	1.10	%(e)	1.23	%(e)	1.35%	1.30	%(e)
After fees waived	0.93	%(e)	0.99	%(e)	1.15%	1.15	%(e)
Ratio of net investment income to average net assets:
Before fees waived	3.70	%(e)	4.28	%(e)	3.75%	4.28	%(e)
After fees waived	3.87	%(e)	4.51	%(e)	3.96%	4.41	%(e)
Portfolio turnover rate(f)	39	%(d)	53	%(d)	115%	152	%(d)

*	The Fund changed its fiscal year to May 31.
(a)	For the period February 28, 2023 (commencement of operations) to October 31, 2023.
(b)	Based on average shares outstanding for the period.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Years Ended October 31,
	(Unaudited)		2025*		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$9.66		$9.36		$8.22	$8.60	$10.09	$9.99	$9.53

Investment operations:
Net investment income(a)	0.20		0.26		0.39	0.38	0.27	0.24	0.23
Net realized and unrealized gain (loss)	0.38		0.27		1.12	(0.39)	(1.26)	0.60	0.48
Total from investment operations	0.58		0.53		1.51	(0.01)	(0.99)	0.84	0.71

Less distributions:
Net investment income	(0.23)		(0.23)		(0.37)	(0.29)	(0.26)	(0.28)	(0.25)
From net realized gains	—		—		—	—	(0.24)	(0.46)	—
Return of capital	—		—		—	(0.08)	—	—	—
Total distributions	(0.23)		(0.23)		(0.37)	(0.37)	(0.50)	(0.74)	(0.25)

Net asset value, end of period	$10.01		$9.66		$9.36	$8.22	$8.60	$10.09	$9.99

Total Return(b)	5.74	%(c)	5.74	%(c)	18.64%	(0.27)%	(10.17)%	8.63%	7.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$749,078		$454,716		$214,185	$142,420	$113,625	$79,460	$74,287
Ratio of expenses to average net assets:
Before fees waived(d)	0.79	%(e)	0.89	%(e)	1.02%	1.05%	1.14%	1.28%	1.48%
After fees waived(d)	0.68	%(e)	0.74	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived(d)	4.00	%(e)	4.63	%(e)	4.22%	4.17%	2.63%	2.06%	1.75%
After fees waived(d)	4.11	%(e)	4.78	%(e)	4.35%	4.32%	2.87%	2.44%	2.33%
Portfolio turnover rate(f)	39	%(c)	53	%(c)	115%	152%	163%	77%	145%

*	The Fund changed its fiscal year to May 31.
(a)	Based on average shares outstanding for the period.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Funds invest.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Years Ended October 31,
	(Unaudited)		2025*		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$16.65		$22.48		$20.48	$22.76	$26.29	$16.94	$20.66

Investment operations:
Net investment income(a)	0.08		0.14		0.32	0.33	0.21	0.18	0.21
Net realized and unrealized gain (loss)	2.17		(1.40)		4.11	(0.22)	(0.10)	9.38	(3.14)
Total from investment operations	2.25		(1.26)		4.43	0.11	0.11	9.56	(2.93)

Less distributions:
Net investment income	—		(0.36)		(0.28)	(0.23)	(0.20)	(0.21)	(0.32)
From net realized gains	—		(4.21)		(2.15)	(2.16)	(3.44)	—	(0.47)
Total distributions	—		(4.57)		(2.43)	(2.39)	(3.64)	(0.21)	(0.79)

Net asset value, end of period	$18.90		$16.65		$22.48	$20.48	$22.76	$26.29	$16.94

Total Return(b)	13.51	%(c)	(6.84	)%(c)	22.04%	0.71%	(0.11)%	56.77%	(14.97)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,705		$185,046		$276,763	$221,460	$236,576	$268,989	$182,343
Ratio of expenses to average net assets:
Before fees waived	1.11	%(d)	1.05	%(d)	1.04%	1.04%	1.03%	1.03%	1.07%
After fees waived	1.11	%(d)	1.05	%(d)	1.03%	1.00%	1.03%	1.03%	1.07%
Ratio of net investment income to average net assets:
Before fees waived	0.84	%(d)	1.27	%(d)	1.46%	1.50%	0.84%	0.80%	1.16%
After fees waived	0.84	%(d)	1.27	%(d)	1.46%	1.50%	0.84%	0.80%	1.16%
Portfolio turnover rate(e)	24	%(c)	46	%(c)	144%	116%	55%	73%	61%

*	The Fund changed its fiscal year to May 31.
(a)	Based on average shares outstanding for the period.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Seven Months Ended May 31,		For the Years Ended October 31,
	(Unaudited)		2025*		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$16.54		$22.33		$20.35	$22.63	$26.16	$16.85	$20.55

Investment operations:
Net investment income(a)	0.05		0.11		0.28	0.28	0.14	0.17	0.18
Net realized and unrealized gain (loss)	2.16		(1.39)		4.07	(0.23)	(0.10)	9.30	(3.15)
Total from investment operations	2.21		(1.28)		4.35	0.05	0.04	9.47	(2.97)

Less distributions:
Net investment income	—		(0.30)		(0.22)	(0.17)	(0.13)	(0.16)	(0.26)
From net realized gains	—		(4.21)		(2.15)	(2.16)	(3.44)	—	(0.47)
Total distributions	—		(4.51)		(2.37)	(2.33)	(3.57)	(0.16)	(0.73)

Net asset value, end of period	$18.75		$16.54		$22.33	$20.35	$22.63	$26.16	$16.85

Total Return(b)	13.36	%(c)	(6.97	)%(c)	21.77%	0.43%	(0.40)%	56.45%	(15.17)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,410		$9,471		$11,871	$11,092	$12,010	$13,785	$12,443
Ratio of expenses to average net assets:
Before fees waived	1.36	%(d)	1.30	%(d)	1.29%	1.29%	1.28%	1.28%	1.32%
After fees waived	1.36	%(d)	1.30	%(d)	1.27%	1.25%	1.28%	1.28%	1.32%
Ratio of net investment income to average net assets:
Before fees waived	0.59	%(d)	1.04	%(d)	1.22%	1.26%	0.59%	0.56%	0.90%
After fees waived	0.59	%(d)	1.04	%(d)	1.22%	1.26%	0.59%	0.56%	0.90%
Portfolio turnover rate(e)	24	%(c)	46	%(c)	144%	116%	55%	73%	61%

*	The Fund changed its fiscal year to May 31.
(a)	Based on average shares outstanding for the period.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

Note 1 – Organization

North Square Spectrum Alpha Fund (“Spectrum Alpha” or “Spectrum Alpha Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Multi Strategy Fund (“Multi Strategy” or “Multi Strategy Fund”), North Square Preferred and Income Securities Fund (“Preferred and Income Securities” or “Preferred and Income Securities Fund”), North Square Tactical Growth Fund (“Tactical Growth” or “Tactical Growth Fund”), North Square Tactical Defensive Fund (“Tactical Defensive” or “Tactical Defensive Fund”), North Square Core Plus Bond Fund (formerly known as North Square Trilogy Alternative Return Fund) (“Core Plus Bond” or “Core Plus Bond Fund”), North Square Kennedy MicroCap Fund (“Kennedy MicroCap” or “Kennedy MicroCap Fund”) North Square Select Small Cap Fund (formerly, the North Square Advisory Research Small Cap Value Fund) (“Select Small Cap” or “Select Small Cap Fund”), North Square Altrinsic International Equity Fund (“International Equity” or “International Equity Fund”), North Square McKee Bond Fund (“McKee Bond” or “McKee Bond Fund”), North Square Strategic Income Fund (“Strategic Income” or “Strategic Income Fund”), and North Square Small Cap Value Fund (“Small Cap Value” or “Small Cap Value Fund”) (each a “Fund” and collectively the “Funds”) each organized as a series of the Exchange Place Advisors Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are diversified funds. The Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is a series currently authorized by the Board.

The Spectrum Alpha Fund’s primary investment objective is to provide capital appreciation.

The Dynamic Small Cap Fund’s primary investment objective is long-term capital appreciation.

The Multi Strategy Fund’s primary investment objective is to provide capital appreciation.

The Preferred and Income Securities Fund’s primary investment objective is to seek total return through current income and capital appreciation.

The Tactical Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Growth Fund, a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021, in which the Fund acquired all of the assets, subject to the liabilities, of Stadion Tactical Growth Fund.

The Tactical Defensive Fund’s primary investment objective is to seek capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Defensive Fund, a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021, in which the Fund acquired all of the assets, subject to the liabilities, of Stadion Tactical Defensive Fund.

The Core Plus Bond Fund’s primary investment objective is to seek high current income and long-term capital appreciation. Effective September 27, 2024, the Fund changed its name from the North Square Trilogy Alternative Return Fund and made certain changes to its investment objective and principal investment strategies, including the modification of the strategies to invest, under normal market conditions, at least 65% of its net assets in investment grade debt securities. The Fund may also invest in non-investment grade debt securities, and may employ a derivatives overlay strategy to, among other things, adjust the risk profile of the Fund’s portfolio. In addition, effective September 27, 2024, the Fund converted Class A and Class C shares into Class I shares. The Fund has adopted the historical performance of the Stadion Trilogy Alternative Return Fund, a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021, in which the Fund acquired all of the assets, subject to the liabilities, of the Stadion Trilogy Alternative Return Fund.

The Kennedy MicroCap Fund’s primary investment objective is to provide capital appreciation. The Fund commenced operations on June 10, 2024.

The Select Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. Effective as of the close of business on February 21, 2020, the Small Cap Value Fund acquired the assets and assumed the liabilities of the Advisory Research All Cap Value Fund, a series of Investment Managers Series Trust. Effective February 28, 2025, the North Square Advisory Research Small Cap Value Fund changed its name to the North Square Select Small Cap Fund.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The International Equity Fund’s primary investment objective is to provide long-term growth of capital. The Fund commenced operations on December 4, 2020.

The McKee Bond Fund’s primary investment objective is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management. The Fund’s R6 shares commenced operations on December 28, 2020, and Class I shares commenced operations on May 19, 2021.

The Strategic Income Fund’s primary investment objectives are to seek high current income and to seek long-term capital appreciation. Effective as of the close of business on February 21, 2020, the Strategic Income Fund acquired the assets and assumed the liabilities of the Advisory Research Strategic Income Fund, a series of Investment Managers Series Trust.

The Small Cap Value Fund’s primary investment objective is long-term capital appreciation. Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the Foundry Partners Small Cap Value Fund, a series of Valued Advisers Trust (the “Predecessor Fund”), in a tax-free reorganization on April 25, 2025. In connection with the Reorganization, the Small Cap Value Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Small Cap Value Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Small Cap Value Fund. Further, the Predecessor Fund’s portfolio managers joined CSM Advisors, LLC (“CSM”) to serve as the Fund’s portfolio managers as part of the Reorganization. The Predecessor Fund had two share classes: Investor Class shares and Institutional Class shares. In the Reorganization, the holders of the Investor Class shares and Institutional Class shares of the Predecessor Fund received Investor Class shares and Class I shares, respectively, of the Fund. The Predecessor Fund is the accounting survivor. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

At the quarterly meeting of the Board on December 3-4, 2024, the Board approved a change in the fiscal year end for the Strategic Income Fund, Select Small Cap Fund, International Equity Fund, and the McKee Bond Fund from October 31 to May 31.

The shares of each class represent an interest in the same portfolio of investments of their respective Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the North Square Investments, LLC (the “Adviser”), who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. The Funds are Financial Accounting Standards “FASB” Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value (“NAV”) of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Exchange-traded options on securities and indices purchased or sold by the Funds generally will be valued at the mean of the last bid and ask prices. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the North Square Investments, LLC (the “Adviser” or “NSI”), as Valuation Designee, for all fair value determinations and responsibilities, with respect to the Fund, pursuant to procedures approved by the Board.

Options contracts are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across all of the option exchanges). If no bid price is readily available, the option shall be valued at the mean of the last quoted ask price and $0.00. If (i) no bid price is readily available, and (ii) no ask price is readily available, the option will be valued at the last valid NBBO mean price and are generally categorized as Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Adviser during the quarter.

(b) Purchased/Written Option Contracts

Certain of the Funds may write or purchase option contracts to adjust risk and return of its overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by such Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Funds to equity price risk. For the six months ended November 30, 2025, only the Core Plus Bond Fund and Strategic Income Fund engaged in option contracts. Additional information regarding such activity may be found in Note 11.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

(c) Futures Contracts

Certain of the Funds may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and such Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, such Fund would continue to be subject to market risk with respect to the value of the contracts. For the six months ended November 30, 2025, the Preferred and Income Securities Fund, Core Plus Bond Fund and Strategic Income Fund engaged in futures contracts. Additional information regarding such activity may be found in Note 11.

(d) Credit Default Swaps

Certain of the Funds may enter into credit default swap transactions for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by a Fund. A Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value of the credit default swap will be used to segregate liquid investments for selling protection on credit default swaps. If a Fund were a buyer and no credit event occurs, such Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value in upfront payments. When a Fund buys credit default swaps it will segregate an amount at least equal to the amount of any accrued premium payment obligations including amounts for early terminations. The use of swap transactions by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap transaction. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Certain of the Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case such Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce a Fund’s return. Additional information regarding such activity may be found in Note 11. For the six months ended November 30, 2025, only the Strategic Income Fund entered into credit default swap contracts.

(e) Deposits with Broker

When trading derivative instruments, such as forward contracts, futures contracts or swap contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose a Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of a Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments,

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. At November 30, 2025, the Preferred and Income Securities Fund, Core Plus Bond Fund and Strategic Income Fund had cash at broker for futures contracts of $179,905, $147,397 and $753,674, respectively.

Upon entering into a swap contract a Fund would be required to maintain required collateral with its custodian or swap broker in a segregated account in the name of the swap broker consisting of U.S. Government securities or cash or cash equivalents. At November 30, 2025, the Strategic Income Fund had $12,339,388 cash at broker for swap contracts.

(f) Cash and Cash Equivalents

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on paydowns of asset-backed securities are reflected in interest income on the Statements of Operations. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(h) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the period in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax period since then, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The Funds may utilize deemed dividends on redemptions accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

(i) Distributions to Shareholders

The Preferred and Income Securities Fund, Core Plus Bond Fund, McKee Bond Fund and Strategic Income Fund will make distributions of net investment income monthly. The Spectrum Alpha Fund, Dynamic Small Cap Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Kennedy MicroCap Fund, Select Small Cap Fund and Altrinsic International Equity Fund, Small Cap Value Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex- dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Line of Credit

During the six months ended November 30, 2025, the Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with U.S. Bank, N.A., expiring on June 11, 2025. The Line of Credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Under the terms of the agreement, The Trust may borrow up to the lesser of $50,000,000 or 15% of each Fund’s daily market value (10% for Select Small Cap Fund).

As of May 31, 2025, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Dynamic Small Cap Fund	$2,444,000	7.50%	3	2,478	$2,444,000
Core Plus Bond Fund	54,000	7.50%	1	52	54,000
Kennedy MicroCap Fund	1,018,000	7.38%	4	565	1,784,000
Select Small Cap Fund	20,000	7.50%	1	51	20,000
International Equity Fund	2,437,500	7.25%	3	1,447	3,972,000
Small Cap Value Fund	104,000	7.50%	1	332	104,000

(a)	Averages based on the number of days outstanding.
(b)	Number of Days Outstanding represents the total days during the six months ended November 30, 2025, that a Fund utilized the Line of Credit.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the six months ended November 30, 2025, are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Investment Advisory Fees
Spectrum Alpha Fund	0.20%
Dynamic Small Cap Fund	0.90%
Multi Strategy Fund	0.00% – 0.50%(a)
Preferred and Income Securities Fund	0.75%
Tactical Growth Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Tactical Defensive Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Core Plus Bond Fund	0.38%(b)
Kennedy MicroCap Fund	1.20%
Select Small Cap Fund	0.70%
International Equity Fund	0.80%
McKee Bond Fund	0.24%
Strategic Income Fund	0.56%(c)
Small Cap Value Fund	0.85%

(a)	The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Adviser (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments.
(b)	The annual advisory fee was previously calculated at 1.25% on the first $150 million; 1.00% on the next $150 million to $500 million; and 0.85% thereafter. The waiver changed effective September 27, 2024.
(c)	Effective January 1, 2025, the Strategic Income Fund pays the Adviser, an advisory fee at an annualized rate of 0.56% of the Strategic Income Fund’s average daily net assets. Prior to January 1, 2025, the Strategic Income Fund paid the Adviser an advisory fee at an annualized rate of 0.70% of the Strategic Income Fund’s average daily net assets. The Strategic Income Fund’s advisory fee is calculated daily and payable monthly, as a percentage of the Strategic Income Fund’s average daily net assets.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The Adviser has appointed one or more Sub-Advisers to perform management services with respect to the Funds. Below are the Sub-Advisers engaged by Adviser as of November 30, 2025. The Adviser pays the Sub-Advisers from its advisory fees.

Sub-Adviser	Fund
Algert Global LLC (“Algert Global”)	Dynamic Small Cap Fund

Red Cedar Investment Management, LLC (“Red Cedar”)	Preferred and Income Securities Fund
Core Plus Bond Fund
Strategic Income Fund

Kennedy Capital Management LLC (“Kennedy Capital”)	Kennedy MicroCap Fund

Advisory Research, Inc.	Select Small Cap Fund

CSM Advisors, LLC	Spectrum Alpha Fund
Multi Strategy Fund
Tactical Growth Fund
Tactical Defensive Fund
Core Plus Bond Fund
McKee Bond Fund
Small Cap Value Fund

Altrinsic Global Advisors, LLC	International Equity Fund

The Adviser has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Board. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses*
Fund	Agreement Expires	Class A Shares		Class C Shares		Class I Shares		Investor Class	Class R6 Shares
Spectrum Alpha Fund	September 30, 2026	1.30%				1.05%
Dynamic Small Cap Fund	September 30, 2029	1.24%				0.99%
Multi Strategy Fund	September 30, 2029	1.20%				1.17%
Preferred and Income Securities Fund	September 30, 2029					0.97%
Tactical Growth Fund	September 30, 2026	1.30	%**	1.30	%**	1.30	%**
Tactical Defensive Fund	September 30, 2026	1.70	%**	1.70	%**	1.70	%**
Core Plus Bond Fund	September 30, 2026					0.58	%***
Kennedy MicroCap Fund	September 30, 2026					1.47%
Select Small Cap Fund	September 30, 2026****					0.94%
International Equity Fund	September 30, 2026****					0.97%
McKee Bond Fund	September 30, 2026****					0.47%			0.28%
Strategic Income Fund	September 30, 2026****	0.93	%*****			0.68	%*****
Small Cap Value Fund	September 30, 2027					1.25%		1.25%

*	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
**	Exclusive of payments under a Rule 12b-1 Distribution Plan.
***	Effective September 27, 2024, the total annual fund operating expense changed from 1.38% to 0.58%.
****	Expiration date of the Fund’s expense limitation from February 28, 2026 to September 30, 2026 was approved at the June 24-25, 2025 by the Board.
*****	Effective January 1, 2025, the Adviser contractually agreed to waive the advisory fees and/or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively. Prior to January 1, 2025, the total annual fund operating expenses were 1.15% and 0.90% for the Class A shares and Class I shares, respectively.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the six months ended November 30, 2025, the Preferred and Income Securities Fund recouped $14,916.

The Adviser may recapture all or a portion of this amount no later than the dates stated below:

	Spectrum Alpha Fund	Dynamic Small Cap Fund	Multi Strategy Fund	Preferred and Income Securities Fund
May 31, 2026	$—	$125,721	$—	$62,791
May 31, 2027	—	336,562	—	58,223
May 31, 2028	—	517,274	—	6,657
November 30, 2028	—	351,479	—	14,916
	$—	$1,331,036	$—	$142,587

	Tactical Growth Fund	Tactical Defensive Fund	Core Plus Bond Fund	Kennedy MicroCap Fund
May 31, 2026	$592,969	$34,075	$81,419	$—
May 31, 2027	360,461	28,263	153,994	—
May 31, 2028	133,186	39,523	181,313	68,719
November 30, 2028	4,513	10,895	80,571	37,103
	$1,091,129	$112,756	$497,297	$105,822

	Select Small Cap Fund	Altrinsic International Equity	McKee Bond	Strategic Income
October 31, 2026	$60,005	$185,890	$292,672	$232,602
October 31, 2027	46,346	189,973	337,296	212,414
May 31, 2028	23,132	101,189	220,516	258,884
November 30, 2028	15,816	78,093	133,370	337,437
	$145,299	$555,145	$983,854	$1,041,337

Small Cap Value Fund
October 31, 2026	$104,205
October 31, 2027	33,743
May 31, 2028	—
November 30, 2028	—
$137,948

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Funds’ fund accountant, transfer agent and administrator. The Funds’ allocated fees incurred for fund accounting, transfer agency and fund administration for the six months ended November 30, 2025 are reported on the Statements of Operations.

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Adviser pays the Distributor a fee for its distribution related services.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Funds’ allocated fees incurred for compliance services for the six months ended November 30, 2025, are reported on the Statements of Operations.

Each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $18,750, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. In addition, effective November 3, 2023, each Independent Trustee receives from the Trust a fee of $2,000 for a meeting of the Board other than a regularly scheduled meeting. Effective January 1, 2026, the annual retainer is increasing from $50,000 to $52,500.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Funds for serving in such capacities.

Note 4 – Federal Income Taxes

At November 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Spectrum Alpha Fund	Dynamic Small Cap Fund	Multi Strategy Fund	Preferred and Income Securities Fund
Tax cost of investments	$58,512,195	$548,194,573	$31,547,986	$351,962,331
Gross unrealized appreciation	14,972,253	81,463,068	7,857,848	11,906,562
Gross unrealized depreciation	(115,606)	(17,217,149)	(66,556)	(2,357,656)
Net unrealized appreciation (depreciation) on investments	$14,856,647	$64,245,919	$7,791,292	$9,548,906

	Tactical Growth Fund	Tactical Defensive Fund	Core Plus Bond Fund	Kennedy MicroCap Fund
Tax cost of investments	$330,562,125	$51,851,769	$22,884,347	$21,131,017
Gross unrealized appreciation	248,706,042	2,408,595	310,601	4,499,454
Gross unrealized depreciation	—	—	(116,936)	(979,296)
Net unrealized appreciation (depreciation) on investments	$248,706,042	$2,408,595	$193,665	$3,520,158

	Select Small Cap Fund	International Equity	McKee Bond Fund	Strategic Income Fund
Tax cost of investments	$21,224,534	$68,207,740	$196,909,359	$716,184,505
Gross unrealized appreciation	4,577,691	18,231,460	2,231,173	27,320,420
Gross unrealized depreciation	(1,065,420)	(1,898,482)	(1,828,680)	(4,106,351)
Net unrealized appreciation (depreciation) on investments	$3,512,271	$16,332,978	$402,493	$23,214,069

Small Cap Value Fund
Tax cost of investments	$173,559,632
Gross unrealized appreciation	21,103,031
Gross unrealized depreciation	(14,704,939)
Net unrealized appreciation (depreciation) on investments	$6,398,092

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Reclassifications are caused primarily by the utilization of earnings and profits distributed to shareholders on redemption of shares and net operating losses.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

As of May 31, 2025, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Spectrum Alpha Fund	Dynamic Small Cap Fund	Multi Strategy Fund	Preferred and Income Securities Fund
Undistributed ordinary income	$—	$—	$605,513	$1,334,294
Undistributed long term capital gains	—	8,711,053	3,390,752	986,015
Other temporary differences	—	—	—	2,259,507
Accumulated capital and other losses	(850,852)	(10,071,322)	—	—
Undistributed capital gains	—	—	—	—
Unrealized appreciation (depreciation) on investments	5,268,726	2,105,875	4,471,486	8,885,526
Total accumulated deficit	$4,417,874	$745,606	$8,467,751	$13,465,342

	Tactical Growth Fund	Tactical Defensive Fund	Core Plus Bond Fund	Kennedy MicroCap Fund
Undistributed ordinary income	$—	$309,172	$9,321	$819,826
Undistributed long term capital gains	5,387,448	—	—	85,398
Other temporary differences	—	—	13,902	—
Accumulated capital and other losses	—	(8,207,309)	(159,655)	—
Undistributed capital gains	—	—	—	—
Unrealized appreciation (depreciation) on investments	202,037,051	2,099,709	(338,125)	1,453,943
Total accumulated deficit	$207,424,499	$(5,798,428)	$(474,557)	$2,359,167

	Select Small Cap Fund	International Equity	McKee Bond Fund	Strategic Income Fund
Undistributed ordinary income	$3,232	$1,434,583	$125,946	$258,419
Undistributed long term capital gains	—	3,187,019	—	4,122,174
Other temporary differences	—	—	—	937,628
Accumulated capital and other losses	(232,136)	—	(13,215,527)	—
Undistributed capital gains	—	—	—	—
Unrealized appreciation (depreciation) on investments	2,928,922	16,180,706	(4,211,796)	8,033,118
Total accumulated deficit	$2,700,018	$20,802,308	$(17,301,377)	$13,351,339

Small Cap Value Fund
Undistributed ordinary income	$1,240,845
Unrealized appreciation (depreciation) on investments	(23,694,743)
Total accumulated deficit	$(22,453,898)

The unrealized appreciation/depreciation in the table above includes unrealized foreign currency gains (losses) of $1,005, $31, $28,572, and $(1,537) for the Preferred and Income Securities Fund, Core Plus Bond Fund, Altrinsic International Equity Fund, and Strategic Income Fund, respectively. The Strategic Income Fund also included $(175,851) of unrealized on non-1256 contracts.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the year ended May 31, 2025, seven months ended May 31, 2025, and years ended May 31, 2024, October 31, 2024, and October 31, 2023, if applicable, was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Spectrum Alpha Fund
May 31, 2025	$—	$—	$—
Dynamic Small Cap Fund
May 31, 2025	$11,923,547	$8,979,511	$20,903,058
Multi Strategy Fund
May 31, 2025	$331,460	$454,607	$786,067
Preferred and Income Securities Fund
May 31, 2025	$12,613,409	$1,572,366	$14,185,775
Tactical Growth Fund
May 31, 2025	$1,949,783	$9,901,818	$11,851,601
Tactical Defensive Fund
May 31, 2025	$544,403	$—	$544,403
Core Plus Bond Fund
May 31, 2025	$929,156	$2,798,893	$3,728,049
Kennedy MicroCap Fund
Period ended May 31, 2025*	$281,065	$66,140	$347,205
Select Small Cap Fund
Seven months ended May 31, 2025**	$30,436	$268,077	$298,513
October 31, 2024	$176,974	$—	$176,974
International Equity Fund
Seven months ended May 31, 2025**	$2,388,297	$4,019,381	$6,407,678
October 31, 2024	$1,865,124	$—	$1,865,124
McKee Bond Fund
Seven months ended May 31, 2025**	$4,194,478	$—	$4,194,478
October 31, 2024	$5,044,378	$—	$5,044,378
Strategic Income Fund
Seven months ended May 31, 2025**	$6,916,790	$493,781	$7,410,571
October 31, 2024	$7,016,656	$—	$7,016,656
Small Cap Value Fund
Seven months ended May 31, 2025**	$14,158,154	$44,400,447	$58,558,601
October 31, 2024	$3,137,370	$24,453,855	$27,591,225

*	Represents the period ended May 31, 2025
**	Represents the seven months ended May 31, 2025

As of May 31, 2025, the following Funds have non-expiring capital loss carryforwards:

	Short-Term	Long-Term
Spectrum Alpha Fund	$498,208	$—
Tactical Defensive Fund	8,207,309	—
Select Small Cap Fund	232,136	—
McKee Bond Fund	5,768,436	7,447,091

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the fiscal year and period ended May 31, 2025, the Funds utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total
Spectrum Alpha Fund	$965,946	$3,519,502	$4,485,448
Preferred and Income Securities Fund	623,358	42,189	665,547
Core Plus Bond Fund	2,822,180	—	2,822,180
Strategic Income Fund	4,180,161	778,104	4,958,265
Small Cap Value Fund

As of May 31, 2025, the Funds had the following qualified late-year ordinary losses and post-October losses which are deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Capital losses incurred after October 31 within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Fund	Post-October Losses	Late Year Losses
Spectrum Alpha Fund	$—	$352,644
Dynamic Small Cap Fund	9,891,847	179,475
Core Plus Bond Fund	159,655	—

Note 5 – Investment Transactions

For the six months ended November 30, 2025, purchases and sales of investments (excluding in-kind transactions, U.S government obligations, and short-term investments) were as follows:

	Purchases	Sales
Spectrum Alpha Fund	$2,000,000	$8,265,664
Dynamic Small Cap Fund	722,805,552	685,357,021
Multi Strategy Fund	2,563,945	4,330,171
Preferred and Income Securities Fund	198,420,947	163,762,227
Tactical Growth Fund	92,175,697	156,847,095
Tactical Defensive Fund	22,478,361	30,193,181
Core Plus Bond Fund	6,700,384	10,944,272
Kennedy MicroCap Fund	11,473,176	12,588,627
Select Small Cap	5,771,642	8,135,569
Altrinsic International Equity Fund	16,371,619	45,148,225
McKee Bond Fund	48,721,468	74,961,250
Strategic Income Fund	405,922,603	209,509,128
Small Cap Value Fund	42,203,678	71,465,746

For the six months ended, purchases and sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Core Plus Bond Fund	$11,661,874	$9,549,936
McKee Bond Fund	143,621,521	116,396,502
Strategic Income Fund	19,280,547	6,065,500

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

In-Kind Seeding – The Kennedy MicroCap Fund was seeded through the exchange of shares for the securities held by various separately managed accounts (“SMAs”) on June 10, 2024. The transactions were structured as tax-free exchanges of shares. The Kennedy MicroCap Fund carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the SMAs prior to the transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
$1,008,006	$867,840	$140,166

The above securities were contributed at fair value of $1,008,006 and unrealized appreciation of $140,166, in exchange for 104,110 shares at a NAV of $10.00.

For the fiscal period ended May 31, 2025, the Small Cap Value Fund had redemptions in-kind of $4,747,668 and realized gain of $504,980.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Service Plan (the “Shareholder Service Plan”) with respect to each of the Fund’s Class A shares, Class C, Class I and Class R6 shares, as applicable. Under the Shareholder Service Plan, the Funds may pay a fee at an annual rate of up to 0.15% of its average daily net assets attributable to Class A shares, Class C shares, Class I shares and Class R6, as applicable, to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

For the six months ended November 30, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A and Investor Class shares and up to 1.00% of each Fund’s average daily net assets attributable to Class C shares, respectively.

For the six months ended November 30, 2025, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2025, in valuing the Funds’ assets carried at fair value:

Spectrum Alpha Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$995,000	$—	$—	$995,000
Mutual Funds	72,016,248	—	—	72,016,248
Short-Term Investments	357,594	—	—	357,594
Total	$73,368,842	$—	$—	$73,368,842

Dynamic Small Cap Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$605,291,379	$—	$—	$605,291,379
Exchange-Traded Funds	2,292,231	—	—	2,292,231
Rights	—	—	—	—
Short-Term Investments	4,856,882	—	—	4,856,882
Total	$612,440,492	$—	$—	$612,440,492

Multi Strategy Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,397,327	$—	$—	$20,397,327
Mutual Funds	18,516,771	—	—	18,516,771
Short-Term Investments	425,180	—	—	425,180
Total	$39,339,278	$—	$—	$39,339,278

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Preferred and Income Securities Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,725,123	$—	$—	$4,725,123
Corporate Bonds(a)	—	335,174,784	—	335,174,784
Short-Term Investments	21,611,330	—	—	$21,611,330
Total	$26,336,453	$335,174,784	$—	$361,511,237

Futures Contracts(b)
Assets	89,250	—	—	89,250
Total	$89,250	$—	$—	$89,250

Tactical Growth Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$445,228,504	$—	$—	$445,228,504
Short-Term Investments	134,039,663	—	—	134,039,663
Total	$579,268,167	$—	$—	$579,268,167

Tactical Defensive Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,689,155	$—	$—	$24,689,155
Short-Term Investments	29,571,209	—	—	29,571,209
Total	$54,260,364	$—	$—	$54,260,364

Core Plus Bond Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	$124,022	$—	$—	$124,022
Asset Backed Securities	—	2,887,112	—	2,887,112
Corporate Bonds(a)	—	8,852,920	—	8,852,920
Mortgage-Backed Securities	—	5,372,293	—	5,372,293
U.S. Government & Agencies	—	5,008,569	—	5,008,569
Purchased Options	59,675		—	59,675
Short-Term Investments	773,421	—	—	773,421
Total	$957,118	$22,120,894	$—	$23,078,012

Futures
Assets	$13,602	$—	$—	$13,602
Liabilities	(15,420)	—	—	(15,420)
Total	$(1,818)	$—	$—	$(1,818)

Kennedy MicroCap Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$23,870,373			$23,870,373
Short-Term Investments	780,802			780,802
Total	$24,651,175	$—	$—	$24,651,175

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Select Small Cap Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$24,050,615	$—	$—	$24,050,615
Short-Term Investments	686,190	—	—	686,190
Total	$24,736,805	$—	$—	$24,736,805

Altrinsic International Equity Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$20,273,112	$60,705,203	$—	$80,978,315
Preferred Stocks(a)	701,014	—	—	701,014
Short-Term Investments	2,861,389	—	—	2,861,389
Total	$23,835,515	$60,705,203	$—	$84,540,718

McKee Bond Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,396,372	$—	$5,396,372
Corporate Bonds(a)	—	45,768,984	—	45,768,984
Mortgage-Backed Securities	—	69,391,919	—	69,391,919
U.S. Government & Agencies	—	65,168,645	—	65,168,645
Short-Term Investments	11,585,932	—	—	11,585,932
Total	$11,585,932	$185,725,920	$—	$197,311,852

Strategic Income Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$40,541,703	$—	$—	$40,541,703
Exchange-Traded Funds	6,946,027	—	—	6,946,027
Asset Backed Securities	—	98,412,496	—	98,412,496
Corporate Bonds(a)	—	211,337,266	—	211,337,266
Mortgage-Backed Securities	—	316,857,716	—	316,857,716
Non-U.S. Government & Agencies	—	6,676,398	—	6,676,398
U.S. Government & Agencies	—	19,372,578	—	19,372,578
Purchased Options	3,729,687	—	—	3,729,687
Total	$51,217,417	$652,656,454	$—	$703,873,871

Futures Contracts(b)
Assets	$90,796	$—	$—	$90,796
Liabilities	(599,921)	—	—	(599,921)
	$(509,125)	$—	$—	$(509,125)
Swap Contracts(c)
Liabilities	(274,811)	—	—	$(274,811)
	$(274,811)	$—	$—	$(274,811)

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Small Cap Value	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$175,890,076	$—	$—	$175,890,076
Short-Term Investments	4,067,648	—	—	4,067,648
Total	$179,957,724	$—	$—	$179,957,724

(a)	Refer to Schedule of Investments for sector and industry classifications.
(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.
(c)	The amount shown represents the net unrealized appreciation/depreciation of the swap contracts.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2025, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Spectrum Alpha Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Long-Term Capital Gain Distributions
North Square Advisory Research Small Cap Growth Fund - Class I	$38,614,058	$—	$(6,299,999)	$988,171	$5,259,725	$38,561,955	$—	$—
North Square Advisory Research Small Cap Value Fund - Class I	9,614,832	1,999,998	—	—	1,998,079	13,612,909	—	—
North Square Dynamic Small Cap Fund - Class I	18,997,246	1	(1,450,000)	179,478	2,114,659	19,841,384	—	—
Total	$67,226,136	$1,999,999	$(7,749,999)	$1,167,649	$9,372,463	$72,016,248	$—	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square Advisory Research Small Cap Growth Fund - Class I	2,766,050	—	(414,711)	2,351,339
North Square Advisory Research Small Cap Value Fund - Class I	818,981	162,483	—	981,464
North Square Dynamic Small Cap Fund - Class I	1,570,020	—	(108,946)	1,461,074
Total	5,155,051	162,483	(523,657)	4,793,877

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Multi Strategy Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Long-Term Capital Gain Distributions
North Square Altrinsic International Equity Fund - Class I	$6,444,326	$—	$(950,000)	$117,629	$312,748	$5,924,703	$—	$—
North Square Dynamic Small Cap Fund - Class I	5,208,223	—	(696,999)	161,345	730,260	5,402,829	—	—
North Square Kennedy MicroCap Fund - Class I	961,483	—	—	—	174,443	1,135,926	—	—
North Square McKee Bond Fund - Class R6	4,818,522	84,821	(1,900,000)	(135,009)	244,243	3,112,577	75,789	—
North Square Preferred and Income Securities Fund - Class I	—	—	—	—	—	—	—	—
North Square Select Small Cap Fund	2,048,704	—	(500,001)	105,509	144,340	1,798,552	—	—
North Square Strategic Income Fund - Class I	—	1,111,537	—	—	30,647	1,142,184	14,960	—
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	5,002,100	—	(45,800)	760	113,700	5,070,760	116,053	—
Total	$24,483,358	$1,196,358	$(4,092,800)	$250,234	$1,750,381	$23,587,531	$206,802	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square Altrinsic International Equity Fund - Class I	525,210	—	(77,048)	448,162
North Square Dynamic Small Cap Fund - Class I	373,082	—	(43,641)	329,441
North Square Kennedy MicroCap Fund - Class I	81,898	—	—	81,898
North Square McKee Bond Fund - Class R6	551,318	9,598	(214,689)	346,227
North Square Preferred and Income Securities Fund - Class I	—	—	—	—
North Square Select Small Cap Fund	169,314	—	(36,873)	132,441
North Square Strategic Income Fund - Class I	—	114,104	—	114,104
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	200,000	—	(1,798)	198,202
Total	1,900,822	123,702	(374,049)	1,650,475

Preferred and Income Securities Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Long-Term Capital Gain Distributions
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	$2,501,050	2,171,091	—	—	52,982	$4,725,123	$76,714	$—
Total	$2,501,050	$2,171,091	$—	$—	$52,982	$4,725,123	$76,714	$—

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Preferred and Income Securities Fund (Continued)

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square RCIM Tax-Advantaged	100,000	84,692	—	184,692
Total	100,000	84,692	—	184,692

Strategic Income Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Long-Term Capital Gain Distributions
North Square RCIM Tax-Advantaged	$2,501,050	$4,376,667	$—	$—	$68,310	$6,946,027	$115,189	$—
Total	$2,501,050	$4,376,667	$—	$—	$68,310	$6,946,027	$115,189	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square RCIM Tax-Advantaged	100,000	171,501	—	271,501
Total	100,000	171,501	—	271,501

Note 11 – Derivative and Other Financial Instruments

At November 30, 2025, the Preferred and Income Securities Fund, the Core Plus Bond Fund and the Strategic Income Fund held derivative and other financial instruments which are not subject to a master netting arrangement.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of November 30, 2025:

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received (Pledged)**	Net Amount
Preferred and Income Securities Fund
Variation Margin on Futures Contracts*	$—	$2,681	$2,681	$—	$—	$2,681
Total	$—	$2,681	13,	$—	$—	$2,681

Core Plus Bond Fund
Futures contracts*	$(1,916)	$16,492	$14,576	$—	$—	$14,576
Total	$(1,916)	$16,492	$14,576	$—	$—	$14,576

Strategic Income Fund
Variation Margin on Futures Contracts*	$194,219	$(588,672)	$(394,453)	$—	$—	$(394,453)
Unrealized depreciation on Swap Contracts	(274,811)	—	(274,811)	—	274,811	—
Total	$(80,592)	$(588,672)	$(669,264)	$—	$274,811	$(394,453)

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.
**	Any over-collateralization is not shown. Collateral amounts can be found on the Statements of Assets and Liabilities as Cash held at broker for futures contracts and Cash held at broker for swap contracts.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The following table presents the fair value of derivative instruments for the Preferred and Income Securities Fund, the Core Plus Bond Fund and the Strategic Income as of November 30, 2025, as presented on the Fund’s Statement of Assets and Liabilities:

Location of Derivatives on Statements of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Preferred and Income Securities Fund
Currency Risk:
Futures		Payable for net variation margin on futures contracts	$2,681
Core Plus Bond Fund
Equity Price Risk:
Purchased Options	Investments, at value		$59,675

Interest Rate Risk:
Futures		Payable for net variation margin on futures contracts	$8,138

Equity Price Risk:
Futures		Payable for net variation margin on futures contracts	$6,300

Currency Risk:
Futures		Payable for net variation margin on futures contracts	$138

Strategic Income Fund
Equity Price Risk:
Purchased Options	Investments, at value		3,796,875

Futures	Payable for net variation margin on futures contracts		394,453

Swap Contracts		Unrealized depreciation from swap contracts	274,811

The following table presents the results of the derivative trading and information related to volume for the six months ended November 30, 2025, for the Preferred and Income Securities Fund, the Core Plus Bond Fund and the Strategic Income. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Preferred and Income Securities Fund
Futures	Net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts	$(821,194)	$371,019

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Core Plus Bond Fund
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$299,702	$(38,330)
Futures	Net realized gain and change in unrealized appreciation (depreciation) on futures	(344,379)	31,042
Strategic Income Fund
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	13,658,398	(2,276,610)
Futures Contracts	Net realized gain and change in unrealized appreciation (depreciation) on futures	(14,231,811)	456,099
Swap Contracts	Net realized gain (loss) and change in unrealized appreciation (depreciation) on swap contracts	(685,373)	135,476

The average monthly market value amount is shown as an indicator of volume. The average monthly market value amounts held in the Preferred and Income Securities Fund, the Core Plus Bond Fund and the Strategic Income during the six months ended November 30, 2025, were:

	Derivatives	Average Ending Monthly Market Value
Preferred and Income Securities Fund	Short Futures(a)	$(10,695,381)

Core Plus Bond Fund	Purchased Options(a)	127,785
	Long Futures(a)	7,385,663
	Short Futures(a)	(8,167,109)

Strategic Income Fund	Purchased Options(a)	5,947,865
	Long Futures(a)	201,825,835
	Short Futures(a)	(208,702,140)
	Swap Contracts(a)	(2,205,506)

(a)	Average based on the 6 months during the year that had activity.

Note 12 – Underlying Investment in Other Investment Companies

Certain of the Funds may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Such Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2025, the Spectrum Alpha Fund had 98.3% of the value of its net assets invested in open-end mutual funds. As of November 30, 2025, the Multi Strategy Fund had 51.9% and 47.1% of the value of its net assets invested in ETFs and open-end mutual funds, respectively. As of November 30, 2025, the

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Tactical Growth Fund had 76.9% of the value of its net assets invested in ETFs. As of November 30, 2025, the Tactical Defensive Fund had 45.5% of the value of its net assets invested in ETFs. The financial statements of these ETFs and money market mutual funds can be found at www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Note 13 – Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector or industry, any development affecting that sector or industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector or industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector or industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2025, the Preferred and Income Securities Fund had 33.0% and 32.7% of the value of its net assets invested in securities within the Financials and Utilities sectors, respectively.

Note 14 – Principal Risks

Risk is inherent in all investing, including an investment in the Funds. Below are summaries of some, but not all, of the principal risks of investing in a Fund, each of which could adversely affect a Fund’s NAV, market price, yield, and total return. Certain Funds, which invest in other mutual funds, exchange-traded funds, or closed-end funds, will be exposed to these risks both directly and indirectly, through their investment in underlying funds. Further information about investment risks is available in each Fund’s prospectus and Statement of Additional Information.

Equity Risk. (International Equity Fund, Strategic Income Fund, Select Small Cap Fund, Spectrum Alpha Fund, Multi-Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, Dynamic Small Cap Fund, Small Cap Value Fund, and Kennedy Microcap Fund). The value of the equity securities held by a Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Preferred Securities Risk. (Preferred and Income Securities Fund, Core Plus Bond Fund, Strategic Income Fund, Select Small Cap Fund, Small Cap Value Fund, and Kennedy Microcap Fund). Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.

Fixed Income Securities Risk. (Strategic Income Fund, McKee Bond Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, Core Plus Bond Fund, and Small Cap Value Fund). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Typically, a rise in interest rates will cause a decline in the value of a fixed income security owned by a Fund. Generally, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Mortgage-Backed and Asset-Backed Securities Risk. (Strategic Income Fund, McKee Bond Fund, Multi Strategy Fund, and Core Plus Bond Fund). Mortgage-backed (including residential and commercial mortgage-backed) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If a Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, a Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund, reducing the values of those securities or in some cases rendering them worthless. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Sector Focus Risk. (All Funds). A Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, industries in the financials segment, such as banks, insurance companies, and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Small Cap Company Risk. (Strategic Income Fund, Select Small Cap Fund, Dynamic Small Cap Fund, Preferred and Income Securities Fund, Tactical Growth Fund, Tactical Defensive Fund, Small Cap Value Fund, and Kennedy Microcap Fund). The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Foreign Investment Risk. (All Funds). The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of a Fund’s foreign investments.

Currency Risk. (Strategic Income Fund, Select Small Cap Fund, International Equity Fund, Multi Strategy Fund, Preferred and Income Securities Fund, Tactical Growth Fund, Tactical Defensive Fund, Core Plus Bond Fund, and Kennedy Microcap Fund). The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Micro-Cap, Small, and Mid-Sized Company Risk. (Spectrum Alpha Fund) Investments in micro-cap, small, and mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, micro-cap, small, and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of micro-cap, small, and mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of micro-cap, small, and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

Growth-Oriented Investment Strategies Risk. (Multi Strategy Fund, Tactical Growth Fund, and Kennedy Microcap Fund) Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Value-Oriented Investment Strategies Risk. (Select Small Cap Fund, International Equity Fund, Dynamic Small Cap Fund, Multi Strategy Fund, Small Cap Value Fund, and Kennedy Microcap Fund) Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Investment Companies Risk. (Strategic Income Fund, Spectrum Alpha Fund, Dynamic Small Cap Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Kennedy Microcap Fund). A Fund may invest in investment companies, such as ETFs and mutual funds (including other funds managed or sub-advised by the Adviser or its affiliates (“North Square-Related Funds”)). Any such investment generally will reflect the risks of owning the underlying securities the investment company holds. It may also be more expensive for a Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment companies directly. Investing in investment companies involves additional expense based on a Fund’s pro rata share of other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by a Fund. A Fund may pay brokerage commissions in connection with the purchase and sale of shares of investment companies. In addition, a Fund may invest in underlying funds that invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. A Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which a Fund invests, including, but not limited to, derivatives, currencies and leverage risk.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; or underlying managed index and (5) a passively managed ETF may hold troubled securities. A Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Certain money market mutual funds are not required to preserve the value of a Fund’s investment at $1.00 per share.

Note 15 – Business Combinations

Effective as of the close of business April 25, 2025, the Small Cap Value Fund acquired all of the assets, subject to the liabilities, of the Foundry Partners Small Cap Value Fund, a series of Valued Advisers Trust (the “Predecessor Fund”) pursuant to a Board-approved plan of reorganization dated April 25, 2025 (the “Reorganization”).

The acquisition was accomplished by a tax-free exchange for 15,751,064 shares at a net asset value per share (“NAV”) of $16.20 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business April 25, 2025, after the reorganization, was $255,167,626 including net unrealized depreciation of $(35,795,608), undistributed net investment income of $5,008,575, undistributed realized gain of $2,172,252 and investment cost of $291,070,774.

For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Small Cap Value Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Small Cap Value Fund’s performance for periods prior to April 25, 2025, is that of the Predecessor Fund. The Predecessor Fund is the accounting survivor. After the Reorganization the Small Cap Value Fund changed its fiscal year end from October 31 to May 31.

Note 16 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Note 17 – Events Subsequent to the Fiscal Period End

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Funds or the Adviser or to the Funds’ respective investment objectives and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of each Fund’s then current investment advisory agreement between the Trust, on behalf of each of the Funds, and the Adviser (each, a “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to each of the Funds, effective as of the closing of the Transaction. The Transaction also resulted in a change of control of the Adviser’s affiliated sub-adviser, CSM Advisors, LLC (“CSM”). The Transaction also resulted in the termination of each of the then current sub-advisory agreements (each, a “current sub-advisory agreement”) between the Adviser and the sub-advisers to the Funds. As a result of the Transaction, sub-adviser Kennedy Capital Management LLC (“Kennedy Capital”), which is majority-owned by Azimut U.S. Holdings Inc., became an affiliate of the Adviser and of CSM. The Adviser, CSM and Kennedy Capital are under the common control of Azimut NSI, LLC.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to each of the Funds (except for the North Square Multi Strategy Fund) and a new sub-advisory agreement between the Adviser, on behalf of each Fund, and the respective sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to each of the Funds.

With respect to the North Square Multi Strategy Fund, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and CSM, with substantially identical terms to the current sub-advisory agreement with respect to the Fund, except that, the advisory fee structure and rate to be paid pursuant to the new advisory agreement and the sub-advisory fee rate for the Fund that will be paid by the Adviser to the sub-adviser pursuant to the new sub-advisory agreement will change. The advisory fee payable by the Fund under the current advisory agreement is 0.50% for fund assets invested in non-affiliated investments and 0.00% for fund assets invested in affiliated investments. The advisory fee payable under the new advisory agreement is 0.20% for all fund assets, regardless of whether they are invested in non-affiliated or affiliated investments.

In addition, the Board approved interim investment advisory and sub-advisory agreements to permit continuity of management, if necessary, until shareholders of each of the Funds approve the new advisory agreement with respect to that Fund at a special shareholder meeting of the Funds. The terms of the interim investment advisory and sub-advisory agreements are substantially identical to those of the corresponding current investment advisory agreements except for their date, duration and, in the case of the interim advisory agreement, escrow provisions required by applicable law and with respect to the interim sub-advisory agreements that the sub-advisers will not be paid by the Adviser until the Adviser receives its payment under the corresponding interim investment advisory agreement.

At a joint special meeting of shareholders of the Funds (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the North Square Altrinsic International Equity Fund, North Square Core Plus Bond Fund, North Square Kennedy MicroCap Fund, North Square McKee Bond Fund, North Square Select Small Cap Fund, and North Square Small Cap Value Fund, approved the respective new advisory agreement for these Funds. The Special Shareholder Meeting was adjourned until January 7, 2026, whereby shareholders of the North Square Strategic Income Fund approved the new advisory agreement for that Fund. The Special Shareholder Meeting was further adjourned until January 23, 2026, whereby shareholders of the North Square Dynamic Small Cap Fund approved the new advisory agreement for that Fund. The new sub-advisory agreements with the applicable sub-advisers were entered into with respect to these Funds. Shareholder approval was not required for the new sub-advisory agreements pursuant to the Funds’ “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreements and sub-advisory agreements will not result in any material changes to the Funds’ respective investment objectives and principal investment strategies or to their portfolio management.

With respect to the North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Spectrum Alpha Fund, North Square Tactical Defensive Fund, and North Square Tactical Growth Fund, shareholders have not yet approved the relevant new advisory agreement for the Funds, and the interim investment advisory and sub-advisory agreements are in effect until shareholders of these Funds approve the relevant new advisory agreement or 150 days from the date of the closing of the Transaction, whichever is sooner. The Special Shareholder Meeting has been further adjourned until February 11, 2026. There is no assurance that the shareholders of each remaining Funds will approve the new investment advisory agreement. More detailed information regarding the Transaction and the proposal(s) to be voted upon at the Special Shareholder Meeting has been provided in the joint proxy statement filed with the SEC on November 3, 2025.

North Square Funds

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

No matter was submitted to a vote of shareholders during the period covered by the report.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of New Investment Advisory Agreement and New Investment Sub-Advisory Agreement

North Square Kennedy MicroCap Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on March 21-22, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (“NSI” or the “Adviser”) and the Trust, on behalf of the North Square Kennedy MicroCap Fund (the “New Fund”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Kennedy Capital Management, LLC (“Kennedy Capital” or the “Sub-Adviser”) with respect to the New Fund. The Adviser and the Sub-Adviser are collectively referred to as the “Advisers.” The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements, the Board requested and reviewed responses from the Advisers to the Section 15(c) requests posed to the Advisers on behalf of the Independent Trustees by Independent Trustee Counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information and data that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, each Adviser’s Form ADV Part 1A, brochures and brochure supplements, profitability information, proposed advisory and sub-advisory fees, as applicable, estimated expense ratios, and other pertinent information. The Board also took into account information provided to it at a Board meeting held on December 6-7, 2023. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by NSI during the course of the year, to evaluate the Advisory Agreement with respect to the New Fund, including information provided in connection with the consideration of advisory agreements for other Funds in the Trust. The Board reviewed and discussed the Advisers’ Section 15(c) responses and discussed various questions and information with representatives of the Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisers provided at the Meeting and at prior meetings in connection with the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Advisers. The Board met in executive sessions at which no representatives of management were present to consider the approval of the Agreements and the Independent Trustees were also advised by, and met separately in executive sessions with, Independent Trustee Counsel. The Board noted that the information received and considered by the Board was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the Agreements for the New Fund for an initial two-year period.

In determining whether to approve the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements at the Meeting was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who each provided and reviewed a legal memorandum to the Board detailing the Board’s duties and responsibilities in connection with the consideration of the approval of the

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

Agreements. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry.

Nature, Extent and Quality of Services. The Board considered information regarding the nature, extent and quality of services to be provided to the New Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board noted the non-investment advisory services to be provided by NSI, including the oversight and coordination of the New Fund’s service providers and the provision of related administrative and other services. The Board also considered each Adviser’s reputation, organizational structure, resources and overall financial condition (including economic and other support provided by affiliates of NSI), and NSI’s willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the New Fund.

In addition, the Board considered the Advisers’ professional personnel who will provide services to the New Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the New Fund. The Board also considered the compliance programs and compliance records and regulatory history of the Advisers. The Board noted the Advisers’ anticipated support of the Fund’s compliance control structure, including the resources that will be devoted by the Advisers in support of the New Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the anticipated efforts of the Advisers to address matters such as cybersecurity risks and business continuity planning. The Board also noted that the Trust’s Chief Compliance Officer (“CCO”) evaluated the regulatory compliance systems of the Advisers and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also noted that it met separately, in executive session, with the CCO.

With respect to NSI, the Board considered the New Fund’s proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that NSI has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the New Fund, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser will provide under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by NSI and not delegated to or assumed by the Sub-Adviser in connection with the services to be provided to the New Fund, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk which, among other things, can increase cost of operations and introduce legal and administrative challenges. The Board also considered the process used by NSI, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with NSI’s personnel obtained from the Board’s oversight of other Funds in the Trust advised by NSI.

With respect to the Sub-Adviser, which will provide day-to-day portfolio management services for the New Fund, subject to oversight by NSI, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of the New Fund’s portfolio manager, the number of accounts managed by the portfolio manager, and the Sub-Adviser’s approach for compensating the portfolio manager. Moreover, the Board considered that NSI has the oversight responsibility for conflicts of interest relating to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board also took into account its management of other mutual fund products and separate accounts.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by NSI and the Sub-Adviser, taken as a whole, should be satisfactory and reliable.

Fund Performance. The Board considered the Advisers’ prior performance record, including the Sub-Adviser’s management of a similar separate account. The Board considered the Sub-Adviser’s presentation and the experience of its personnel and determined that they provided sufficient basis to permit the Board in its business judgment to conclude that the Advisers could reasonably be expected to obtain an acceptable level of investment returns for shareholders.

Advisory and Sub-Advisory Fees and Expenses. The Board reviewed and considered the proposed advisory fee rate of the New Fund to be paid to NSI under the Advisory Agreement and the New Fund’s estimated total net expense ratio. The Board also reviewed and considered the proposed sub-advisory fee rate to be paid by NSI to the Sub-Adviser for sub-advisory services.

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The Board reviewed comparative fee information provided by Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the New Fund’s proposed advisory fee rate and estimated total expense ratio relative to a group of its peer funds and anticipated Morningstar category. While the Board recognized that comparisons between the New Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of the New Fund’s proposed advisory fee rate and estimated total expense ratio. The Board took into account NSI’s discussion of the New Fund’s anticipated fees and expenses, including the investment strategy of the New Fund. The Board also noted that the proposed advisory fee was in the range of the peer group contained in the Broadridge Report. The Board also noted that NSI would enter into a fee waiver and expense reimbursement arrangement with respect to the New Fund.

In addition, the Board received and considered information about the portion of the advisory fee to be retained by NSI after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by NSI and not delegated to or assumed by the Sub-Adviser, and about NSI’s on-going oversight services. The Board also considered that the sub-advisory fee rate proposed to be paid to the Sub-Adviser had been negotiated by NSI on an arm’s length basis and would be paid by NSI and not the New Fund. The Board considered NSI’s explanation that the proposed sub-advisory fee rate is priced at a competitive level.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation to be paid to NSI under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement were not unreasonable.

Profitability. The Board received and considered information concerning NSI’s costs of sponsoring the New Fund and the anticipated profitability to NSI and its respective affiliates from providing services to the New Fund. The Board noted that the levels of profitability may be affected by numerous factors. In addition, the Board received information relating to the operations and anticipated profitability to the Sub-Adviser from providing services to the New Fund. The Board considered representations from NSI and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by NSI and not the New Fund. Accordingly, the Board concluded that the anticipated profitability of the Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

Based on its review, the Board determined that the anticipated profits from NSI’s relationship with the New Fund, if any, were not excessive.

Economies of Scale. The Board considered the potential for NSI to experience economies of scale in the provision of advisory services to the New Fund as the Fund grows. The Board also considered that NSI may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In addition, the Board took into account management’s discussion of the New Fund’s fee structure. The Board also considered the effect of the New Fund’s potential growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because the New Fund’s sub-advisory fees are paid by NSI, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that, especially in light of the current stage of development of the New Fund, NSI’s arrangements with respect to the New Fund constituted a reasonable approach to sharing potential economies of scale with the New Fund and its shareholders.

“Fall-Out” Benefits. The Board received and considered information regarding potential “fall-out” or ancillary benefits that NSI and its affiliates may receive as a result of their relationships with the New Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the New Fund and benefits potentially derived from an increase in NSI’s business as a result of their relationships with the New Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of its relationships with the New Fund, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the New Fund and other investment advisory clients, as well as other benefits from increases in assets under management.

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Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates to be unreasonable.

Conclusion. At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees acting separately, concluded that the approval of the Agreements with respect to the New Fund was in the best interest of the New Fund and its shareholders.

Statement Regarding Basis for Renewal of Investment Advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser” or “NSI”) and the Trust, on behalf of the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Core Plus Bond Fund, North Square Kennedy MicroCap Fund, North Square Select Small Cap Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, and North Square McKee Bond Fund (each, a “Fund” and collectively, the “Funds”); (ii) the investment sub-advisory agreement with Advisory Research, Inc. (“ARI”) with respect to the North Square Select Small Cap Fund; (iii) the investment sub-advisory agreement with Algert Global, LLC (“Algert”) with respect to the North Square Dynamic Small Cap Fund; (iv) the investment sub-advisory agreement with Altrinsic Global Advisers, LLC (“Altrinsic”) with respect to the North Square Altrinsic International Equity Fund; (v) the investment sub-advisory agreement with CSM Advisors, LLC (“CSM”) with respect to the North Square Core Plus Bond Fund, North Square McKee Bond Fund, North Square Multi Strategy Fund, North Square Spectrum Alpha Fund, North Square Tactical Defensive Fund and North Square Tactical Growth Fund; (vii) the investment sub-advisory agreement with Kennedy Capital Management, LLC (“KCM”) with respect to the North Square Kennedy MicroCap Fund; and (viii) the investment sub-advisory agreement with Red Cedar Investment Management, LLC (“Red Cedar” and with ARI, Algert, Altrinsic, CSM, and KCM, the “Sub-Advisers”) with respect to the North Square Core Plus Bond Fund, North Square Preferred and Income Securities Fund and North Square Strategic Income Fund. The investment sub-advisory agreements with the Sub-Advisers are collectively referred to as the “Sub-Advisory Agreements,” and the Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation, the Board requested and reviewed responses from the Adviser and the Sub-Advisers to the Section 15(c) requests posed to the Adviser and Sub-Advisers on behalf of the Independent Trustees by independent legal counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreements, a memorandum provided by independent counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, the Adviser and each Sub-Adviser’s Form ADV Part 1A, brochures and brochure supplements, as applicable, profitability information, comparative information about the Funds’ performance for periods ended June 30, 2025, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Adviser and Sub-Advisers during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund. The Board reviewed and discussed the Adviser’s and Sub-Advisers’ Section 15(c) responses and discussed various questions and information with representatives of the Adviser and Sub-Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Adviser and Sub-Advisers provided at the Meeting and at prior meetings concerning the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Adviser and Sub-Advisers. The Independent Trustees were also advised by independent legal counsel and met in executive sessions at which no representatives of management were present to consider the renewal of the Agreements with respect to each of the Funds. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Advisers is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with

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the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgement. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements with respect to each of the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements with respect to each Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by independent legal counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements with respect to each Fund is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Adviser and Sub-Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Adviser and Sub-Advisers. The Board noted the non-investment advisory services being provided by the Adviser, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered the Adviser’s and each Sub-Adviser’s reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of the Adviser or Sub-Advisers, if any, its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

In addition, the Board considered the Adviser’s and Sub-Advisers’ professional personnel who provide or will provide services to the Funds, including the Adviser’s and each Sub-Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records and regulatory history of the Adviser and Sub-Advisers. The Board noted the Adviser’s and Sub-Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by the Adviser and Sub-Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Adviser and Sub-Advisers to address cybersecurity risks and invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and Sub-Advisers and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser and Sub-Advisers’ policies and procedures, including the Trust’s CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

With respect to the Adviser, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisers with respect to the services that the Sub-Advisers currently provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by the Adviser and not delegated to or assumed by the Sub-Advisers in connection with the services provided to the Funds. These responsibilities and risks include entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with the Adviser’s personnel obtained from the Board’s oversight of the Funds and of other funds in the

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Trust advised by the Adviser, as well as the affiliation between the Adviser and CSM and any potential conflicts of interest. The Board also took into account the Adviser’s discussion of the organizational structure of the affiliated Sub-Advisers and the services provided to the relevant Funds.

With respect to the Sub-Advisers, which provide day-to-day portfolio management services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers the number of accounts managed by the portfolio managers, and each Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that the Adviser has the oversight responsibility for conflicts of interest relating to the Funds. In considering the nature, extent, and quality of the services provided by each of the Sub-Advisers, the Board also took into account its knowledge of each Sub-Advisers management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board concluded that the renewal of the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders and, based on the information provided to it, does not involve a conflict of interest from which the Adviser, a Sub-Adviser, or any officer or Trustee of the Funds or any officer or board member of the Adviser derives an inappropriate advantage.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Advisers, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreements, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided, or to be provided, under each of the Agreements.

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided by the Advisers concerning Fund performance, including a comparison of the investment performance of each Fund to its respective benchmark (or index), as well as comparative fee information provided by the Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of each Fund to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning, and discussing factors contributing to the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that the Adviser and the Sub-Advisers continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to each Sub-Adviser for sub-advisory services.

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The Board reviewed information in the Broadridge Report comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of each Fund’s expenses and also noted certain cost savings initiatives implemented by the Adviser across all of the Funds. The Board also noted that the Adviser had entered into fee waiver and expense reimbursement arrangements with respect to each of the Funds. The Board took into account the factors that the Adviser reported that contributed to any expenses that were relatively higher than the peer group comparative data.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not delegated to or assumed by the Sub-Advisers, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and were paid by the Adviser and not the respective Fund. The Board considered the Adviser’s explanation that the sub-advisory fees are priced at a competitive level. In the case of the North Square Core Plus Bond Fund, the North Square McKee Bond Fund, the North Square Multi Strategy Fund, the North Square Spectrum Alpha Fund, the North Square Tactical Defensive Fund, and the North Square Tactical Growth Fund the Board considered and evaluated the fact that CSM was affiliated with the Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

As applicable, the Board also noted the Adviser’s representation that the services provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest and that the Adviser voluntarily waives each Fund’s management fee with respect to the amount of its net assets invested in an underlying affiliated fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements with respect to each of the Funds were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser and its respective affiliates from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to each Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

Based on its review, the Board determined that the profits reported by the Advisers from services being provided to the Funds, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board also took into account management’s discussion of the Funds’ fee structures. The Board also considered the effect

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of each Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because each Fund’s sub-advisory fees are paid by the Adviser, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Funds. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Adviser and the Sub-Advisers and their respective affiliates to be unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its robust deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements with respect to each Fund was in the best interest of each respective Fund and its shareholders.

Statement Regarding Basis for Approval of Interim and New Investment Advisory Agreements and Interim and New Investment Sub-Advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory agreement. At a special meeting held on October 7, 2025 (the “October 2025 Board Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve: (i) the interim investment advisory agreement (the “Interim Advisory Agreement”) and the new investment advisory agreement (the “New Advisory Agreement”) between North Square Investments, LLC (the “Adviser” or “NSI”) and the Trust, on behalf of each of the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Core Plus Bond Fund, North Square Kennedy MicroCap Fund, North Square Select Small Cap Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund and North Square Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”); (ii) the interim investment sub-advisory agreement and the new investment sub-advisory agreement with Advisory Research, Inc. (“ARI”) with respect to the North Square Select Small Cap Fund; (iii) the interim investment sub-advisory agreement and the new investment sub-advisory agreement with Algert Global, LLC (“Algert”) with respect to the North Square Dynamic Small Cap Fund; (iv) the interim investment sub-advisory agreement and the investment sub-advisory agreement with Altrinsic Global Advisers, LLC (“Altrinsic”) with respect to the North Square Altrinsic International Equity Fund; (v) the interim investment sub-advisory agreement and the new investment sub-advisory agreement with CSM Advisors, LLC (“CSM”) with respect to the North Square Core Plus Bond Fund, North Square McKee Bond Fund, North Square Multi Strategy Fund, North Square Spectrum Alpha Fund, North Square Tactical Defensive Fund, North Square Tactical Growth Fund and North Square Small Cap Value Fund; (vii) the interim investment sub-advisory agreement and the new investment sub-advisory agreement with Kennedy Capital Management, LLC (“KCM”) with respect to the North Square Kennedy MicroCap Fund; and (viii) the interim investment sub-advisory agreement and the new investment sub-advisory agreement with Red Cedar Investment Management, LLC (“Red Cedar” and with ARI, Algert, Altrinsic, CSM, and KCM, the “Sub-Advisers”) with respect to the North Square Core Plus Bond Fund, North Square Preferred and Income Securities Fund and North Square Strategic

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Income Fund. The interim investment sub-advisory agreements are collectively referred to as the “Interim Sub-Advisory Agreements,” and the new investment sub-advisory agreements are collectively referred to as the “New Sub-Advisory Agreements.” The New Advisory Agreement, Interim Advisory Agreement, New Sub-Advisory Agreement(s) and Interim Sub-Advisory Agreement(s) with respect to each of the Funds are collectively referred to as the “New Agreements”.

The Board noted that consideration of approval of the New Agreements with respect to each of the Funds is necessary due to the anticipated termination of the current investment advisory agreement (“Current Advisory Agreement”) between the Trust and NSI, on behalf of the Funds, and the current sub-advisory agreements (“Current Sub-Advisory Agreements”) between NSI and the Sub-Advisers, in connection with the proposed acquisition of NSI, through its parent company NSI Holdco, LLC, by Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc. (the “Transaction”).

Based on its evaluation of this information, the Board, comprised solely of Independent Trustees, unanimously approved (i) the Interim Advisory Agreement and the Interim Sub-Advisory Agreement(s) with respect to each of the Funds to remain in effect from the date of the closing of the Transaction until the earlier of (a) 150 days from the date of the termination of the Current Advisory Agreement and the Current Sub-Advisory Agreements with respect to the Funds or (b) the date on which the New Advisory Agreement with respect to each Fund is approved by a majority of the outstanding voting securities of the Fund; and (ii) the New Advisory Agreement with respect to each Fund for an initial two-year period from the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund.

Approval of Agreements

All Funds (Except North Square Multi Strategy Fund)

The Board, comprised solely of Independent Trustees, considered the approval of the New Agreements at the October 2025 Board Meeting and at the quarterly meeting of the Board held on September 23-24, 2025 (the “September 2025 Board Meeting,” and, together with the October 2025 Board Meeting, the “Board Meetings”).

In connection with the Board’s consideration of the New Agreements with respect to each Fund, the Board received written materials in advance of the Board Meetings, which included information regarding:

●	The Transaction: information about the structure and material terms and conditions of the Transaction, including the expected impact, if any, on the business conducted by NSI.

●	Impact of the Transaction: information regarding any changes to personnel and/or other resources of NSI as a result of the Transaction.

●	Impact of the Transaction on each Fund and its Shareholders: (i) information regarding any potential benefits to the Funds as a result of the Transaction; (ii) a representation that the Funds will not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that NSI intends to continue to be the investment adviser for each Fund, and each Fund’s Sub-Adviser(s) intends to continue be the investment sub-adviser to such Fund and to manage such Fund in a manner consistent with its current investment objective and principal investments strategies; and (iv) the fact that the Transaction relies on the safe harbor provided by Section 15(f) of the 1940 Act, therefore no “unfair burden” will be imposed on any Fund as a result of the Transaction.

With respect to the New Agreements, the Board considered: (i) a representation that, after the closing of the Transaction, NSI would continue to be the investment adviser for each Fund, each Fund’s Sub-Adviser(s) would continue to be the investment sub-adviser(s) for the Fund, and each Fund would continue to be managed by its Sub-Adviser’s personnel and the same portfolio manager(s) were expected to continue to manage the Funds; (ii) information regarding the terms of the New Agreements, including that such terms are substantially similar to those of the Current Advisory Agreement and the Current Sub-Advisory Agreement(s) with respect to each Fund (except for the date, term and, with respect to the Interim Advisory Agreement escrow provisions required by applicable regulations, and with respect to the Interim Sub-Advisory Agreement that the Sub-Adviser will not be paid by the Adviser until the Adviser receives its payment under the Interim Advisory Agreement); (iii) information confirming that the fee rate payable under the New Agreements would not increase as a result of the Transaction as compared to the rate under the Current Advisory Agreement and Current Sub-Advisory Agreement(s) with

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

respect to each Fund; (iv) assurances that the Transaction was not expected to cause any diminution with respect to the nature, extent and quality of any of the services provided to each Fund by NSI as a result of the Transaction; and (v) that no other material changes to management or operations of NSI were anticipated.

In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their shareholders in connection with the New Agreements, the Board took into account information furnished at prior meetings of the Board, including the September 2025 Board Meeting and a Board meeting held on March 27-28, 2025 (collectively, the “Prior 15(c) Review Board Meetings”), at which the Board approved or renewed each Fund’s Current Advisory Agreement and the Current Sub-Advisory Agreement, that was relevant to its consideration of the New Agreements, including certain performance, advisory fee and other expense information and discussions with each Fund’s portfolio manager(s), as well as such additional information it deemed relevant and appropriate in its judgment. In connection with its review of the New Agreements, the Board requested, and NSI and the Sub-Advisers provided, any updates to the foregoing information that was provided by NSI or the Sub-Adviser in connection with the most recent approval or renewal of each Fund’s Current Advisory Agreement and the Current Sub-Advisory Agreement at the Prior 15(c) Review Board Meetings.

In connection with its consideration of the New Agreements, the Board requested and reviewed responses from NSI to a Section 15(c) request as well as other information and data provided, including the New Advisory Agreement, NSI’s and the Sub-Advisers’ ADV Part 1A, brochures and any brochure supplements, as applicable; profitability information; comparative information about each Fund’s performance for periods ended June 30, 2025; advisory fees and expense ratios; and other pertinent information. In addition, in connection with its consideration of the New Agreements with respect to the Funds, the Board requested and reviewed responses from NSI to a due diligence questionnaire regarding the Transaction. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by NSI and the Sub-Advisers during the course of the year, to evaluate the New Agreements, with respect to the Funds.

At the Board Meetings, the Board met with representatives of NSI and the Sub-Advisers who made a presentation to, and responded to questions from, the Board with respect to the Transaction and the New Agreements. The Board reviewed and discussed NSI’s Section 15(c) response and discussed various questions and information with representatives of NSI at the Board Meetings. The Board also met with representatives of the Sub-Advisers at the September 2025 Board Meeting and discussed various questions and information with representatives of the Sub-Advisers, including Section 15(c) responses provided at the September 2025 Board Meeting in connection with consideration of the annual renewal of the Funds’ Current Advisory Agreement and Current Sub-Advisory Agreements. The Board also considered the materials and presentations by Trust officers and representatives of NSI provided at the Board Meetings concerning the New Agreements. Throughout the process, the Board had numerous opportunities to ask questions of, and request additional materials from, NSI and the Sub-Advisers. The Board met in executive sessions with independent counsel at which no representatives of management were present to consider the approval of the New Agreements with respect to the Funds.

The Board also took into account information reviewed by it at the Board Meetings that was relevant to its consideration of the New Agreements with respect to each Fund, including certain performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgment. The Board noted that the information received and considered by the Board was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.

In determining whether to approve the New Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the New Agreements with respect to each Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the New Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the New Agreements and, throughout the evaluation process, the Board was assisted by independent counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the New Agreements with respect to each Fund is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of a Fund’s advisory arrangements at the applicable Prior 15(c) Review Board Meeting and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

Nature, Extent and Quality of Services. The Board considered information regarding the nature, extent and quality of services being provided to the Funds by NSI and the Sub-Advisers under the New Agreements. The Board considered the services historically provided by NSI and the Sub-Advisers to the Funds and their shareholders under the Current Advisory Agreement and the Current Sub-Advisory Agreement(s) with respect to each of the Funds and noted that the New Agreements will be substantially similar to the Current Advisory Agreement and the Current Sub-Advisory Agreements with respect to each Fund (except that with respect to the Interim Advisory Agreement, escrow provisions required by applicable regulations, and with respect to the Interim Sub-Advisory Agreement that the Sub-Adviser will not be paid by the Adviser until the Adviser receives its payment under the Interim Advisory Agreement). The Board noted the non-investment advisory services being provided by NSI, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered NSI’s and the Sub-Advisers’ reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of NSI, if any, its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

Based on the information provided by NSI, including that NSI currently expected no material changes as a result of the Transaction in (i) personnel or operations of NSI or (ii) third parties providing operational services to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Agreements. The Board considered NSI’s expectation that the Funds may benefit from the expanded distribution resources that would become available to NSI following the Transaction. Based on representations made by NSI, the Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided by NSI to each Funds and its shareholders.

In addition, the Board considered NSI’s and the Sub-Advisers’ professional personnel who provide or will provide services to the Funds, including NSI’s and the Sub-Advisers’ ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records and regulatory history of NSI and the Sub-Advisers. The Board noted NSI’s and the Sub-Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by NSI and the Sub-Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of NSI and the Sub-Advisers to address cybersecurity risks and invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of NSI and the Sub-Advisers and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered NSI’s and the Sub-Advisers’ policies and procedures, including the Trust’s CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

The Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that NSI has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisers with respect to the services that the Sub-Advisers provide under the Current Sub-Advisory Agreement(s) with respect to each Fund, as well as the services to be provided under the New Sub-Advisory Agreements and Interim Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by NSI and not delegated to or assumed by the Sub-Advisers in connection with the services provided to the Funds. These responsibilities and risks include entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk. The Board also considered the process used by NSI, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Current Advisory Agreement. In addition, the Board considered its familiarity with NSI’s personnel obtained from the Board’s oversight of the Funds, as well as the affiliation between NSI and CSM and any potential conflicts of interest. The Board also took into account NSI’s discussion of the organizational structure of the affiliated Sub-Adviser and the services to be provided to the relevant Funds.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

The Board also considered Azimut Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of NSI is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by NSI, the Board concluded that Azimut Group’s acquisition of NSI could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

With respect to the Sub-Advisers, which provide day-to-day portfolio management services for the Funds, subject to oversight by NSI, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of the Funds’ portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that NSI has the oversight responsibility for conflicts of interest relating to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Advisers, the Board also took into account its knowledge of the Sub-Advisers’ management and the quality of the performance of their duties as a sub-adviser, acquired through discussions and reports during the preceding year. The Board concluded that approval of the New Sub-Advisory Agreement(s) and the Interim Sub-Advisory Agreement(s) was in the best interests of each of the Funds and its shareholders and, based on the information provided to it, does not involve a conflict of interest from which the Adviser, the Sub-Advisers, or any officer or Trustee of the Fund or any officer or board member of NSI derives an inappropriate advantage.

With respect to the Interim Advisory Agreement and the Interim Sub-Advisory Agreement(s) with respect to each Fund, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Advisory Agreement and the Interim Sub-Advisory Agreement(s) are at least equivalent to the scope and quality of services provided under the Current Advisory Agreement and the Current Sub-Advisory Agreement(s) with NSI and each Sub-Adviser, respectively.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by NSI and by the Sub-Advisers, taken as a whole, are appropriate and consistent with the terms of the New Agreements. In addition, the Board concluded that each Fund was likely to benefit from services to be provided under the New Agreements.

Fund Performance. In considering the performance of the Funds, the Board noted that changes are not expected to be made to any Fund’s portfolio manager(s) or investment strategies as a result of the Transaction. The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided by NSI and the Sub-Advisers concerning Fund performance, including a comparison of the investment performance of each Fund to its respective benchmark (or index), as well as comparative fee information provided by the Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of each Fund to a universe of peer funds.

The Board received information at the Board Meetings, and throughout the year, concerning, and discussing factors contributing to, the performance of the Funds relative to their respective benchmark(s) and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted NSI’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that NSI and the Sub-Advisers would continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

Advisory Fees and Expenses. The Board reviewed and considered the advisory fee rate of each Fund that will be paid to NSI under the New Advisory Agreement and Interim Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates that will be paid by NSI to each Sub-Adviser pursuant to the New Sub-Advisory Agreements and Interim Sub-Advisory Agreements. The Board also confirmed that the advisory fee under the Interim Advisory Agreement was the same as under the Current Advisory Agreement with respect to each Fund. The Board also confirmed that the sub-advisory fee under the Interim Sub-Advisory Agreement(s) was the same as under the Current Sub-Advisory Agreement(s).

The Board reviewed information in the Broadridge Report comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of each Fund’s expenses and also noted certain cost savings initiatives implemented by NSI across all of the Funds. The Board also noted that NSI had entered into fee waiver and expense reimbursement arrangements with respect to each of the Funds, and NSI agreed to continue such arrangements under the New Advisory Agreement. The Board took into account the factors that NSI reported that contributed to any expenses that were relatively higher than the peer group comparative data.

The Board also received and considered information about the portion of the advisory fee that is being retained by NSI after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by NSI and not delegated to or assumed by the Sub-Advisers, and about NSI’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Adviser had been negotiated by NSI on an arm’s length basis and were paid by NSI and not the respective Fund. The Board considered NSI’s explanation that the sub-advisory fees are priced at a competitive level. With respect to the Funds that are sub-advised by CSM, the Board considered and evaluated the fact that CSM is affiliated with NSI.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by NSI to other types of clients with investment strategies similar to those of the Funds, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

As applicable, the Board also noted NSI’s representation that the services to be provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest. In addition, the Board noted that for each Fund (other the North Square Spectrum Alpha Fund) NSI voluntarily waives each Fund’s management fee with respect to the amount of its net assets invested in an underlying affiliated fund, provided that to with respect to such investments in the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “ETF Fund”), management fees are waived only to the extent they exceed the ETF Fund’s unitary fee.

Based on the foregoing expense data and information provided by NSI, the Board concluded that neither the Transaction or the New Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Agreement would remain the same, (ii) the Board was assured by NSI that they had no current intention to change NSI’s existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) NSI had committed to pay all costs related to the proxy solicitation, and (iv) NSI represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing. In addition, based on information provided by NSI, the Board concluded that NSI would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Agreements as is the case under the Current Advisory Agreement. The Board also concluded that Azimut Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in NSI to the extent that Azimut Group determined it was appropriate.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to NSI under the New Advisory Agreement and the Interim Advisory Agreement with respect to each of the Funds was reasonable.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Sub-Advisers under the Interim Sub-Advisory Agreements and the New Sub-Advisory Agreements with respect to each of the Funds was reasonable.

Profitability. The Board received and considered information concerning NSI’s costs of sponsoring the Funds and the profitability to NSI and its respective affiliates from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board considered that the sub-advisory fees would be paid by NSI and not the Funds and considered representations from NSI and each unaffiliated Sub-Adviser that such unaffiliated Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis.

At the Prior 15(c) Review Board Meetings, the Board reviewed profitability analyses prepared by NSI and considered the total profits of NSI from its relationship with each Fund. At Prior 15(c) Review Board Meetings, the Board found that the management fees charged to each Fund under the Current Advisory Agreement were reasonable in light of the services rendered and the level of profitability of NSI. At the Board Meetings, NSI advised the Board that NSI did not expect the Transaction to materially affect the profitability of NSI compared to the level of profitability considered during the Prior 15(c) Review Board Meetings because the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the closing of the Transaction, and because services and costs as a result of the Transaction were expected to be substantially the same. Accordingly, the Board concluded that NSI’s and its affiliates’ profitability, if any, from its respective relationships with each Fund, after taking into account a reasonable allocation of costs, would continue to not be excessive.

The Board also received information relating to the operations and profitability to each Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Interim Sub-Advisory Agreements and the New Sub-Advisory Agreements.

Economies of Scale. The Board considered the potential for NSI to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that NSI may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board also took into account management’s discussion of the Funds’ fee structures. The Board also considered the effect of each Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Board recognized that, because each Fund’s sub-advisory fees are paid by NSI, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the New Advisory Agreement and Interim Advisory Agreement. The Board concluded that, especially in light of the current stage of development of the Funds, NSI’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits. The Board acknowledged that NSI would continue to benefit from potential “fall-out” or ancillary benefits that NSI and its affiliates may receive as a result of their relationships with the Funds. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in NSI’s business as a result of its relationships with the Funds. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by NSI and its affiliates to be unreasonable.

In addition, the Board considered the potential benefits, other than sub-advisory fees, that each Sub-Adviser and its affiliates may receive because of their relationships with the Fund, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients, as well as other benefits from increases in assets under management. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by each Sub-Adviser and its affiliates to be unreasonable.

Conclusion. At the Board Meetings, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, comprised solely of Independent Trustees, concluded that the approval of the New Agreements with respect to each Fund was in the best interest of such Fund and its shareholders.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

North Square Multi Strategy Fund

The Board, comprised solely of Independent Trustees, considered the approval of the New Agreements with respect to the Fund at the October 2025 Board Meeting and at the quarterly meeting of the Board held on September 23-24, 2025 (the “September 2025 Board Meeting,” and, together with the October 2025 Board Meeting, the “Board Meetings”).

In connection with the Board’s consideration of the New Agreements with respect to the Fund, the Board received written materials in advance of the Board Meetings, which included information regarding:

●	The Transaction: information about the structure and material terms and conditions of the Transaction, including the expected impact, if any, on the business conducted by NSI.

●	Impact of the Transaction: information regarding any changes to personnel and/or other resources of NSI as a result of the Transaction.

●	Impact of the Transaction on the Fund and its Shareholders: (i) information regarding any potential benefits to the Fund as a result of the Transaction; (ii) a representation that the Fund will not bear any expenses, directly or indirectly, in connection with the Transaction; and (iii) confirmation that NSI intends to continue to be the investment adviser for the Fund, and the Sub-Adviser intends to continue be the investment sub-adviser to the Fund and to manage the Fund in a manner consistent with its current investment objective and principal investments strategies.

With respect to the New Agreements respect to the Fund, the Board considered: (i) a representation that, after the closing of the Transaction, NSI would continue to be the investment adviser for the Fund, the Sub-Adviser would continue to be the investment sub-adviser for the Fund, and the Fund would continue to be managed by the Sub-Adviser’s personnel and the same portfolio manager(s) were expected to continue to manage the Fund; (ii) information regarding the terms of the New Agreements, including that, other than the modification to the Fund’s advisory fee structure and rate, the other terms are substantially similar to those of the Current Advisory Agreement and the Current Sub-Advisory Agreement (except for the date, term and, with respect to the Interim Advisory Agreement escrow provisions required by applicable regulations, and with respect to the Interim Sub-Advisory Agreement that the Sub-Adviser will not be paid by the Adviser until the Adviser receives its payment under the Interim Advisory Agreement); (iii) assurances that the Transaction was not expected to cause any diminution with respect to the nature, extent and quality of any of the services provided to the Fund by NSI as a result of the Transaction; and (iv) that no other material changes to management or operations of NSI were anticipated.

In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Fund and its shareholders in connection with the New Agreements with respect to the Fund, the Board took into account information furnished at prior meetings of the Board, including the September 2025 Board Meeting, at which the Board renewed the Current Advisory Agreement and the Current Sub-Advisory Agreement respect to the Fund, that was relevant to its consideration of the New Agreements respect to the Fund. At the September 2025 Board Meeting, the Board received information regarding (i) the nature, extent, and quality of services provided to the Fund by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and Sub-Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s and Sub-Adviser’s operations and financial condition; (iv) a description of the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (vii) the Adviser’s and Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

In connection with its review of the New Agreements with respect to the Fund, the Board requested, and NSI provided, any updates to the foregoing information that was provided by NSI in connection with the most recent renewal of the Current Advisory Agreement respect to the Fund at the September 2025 Board Meeting. In addition, in connection with its consideration of the New Agreements with respect to the Fund, the Board requested and reviewed responses from NSI to a diligence questionnaire regarding the Transaction. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by NSI and the Sub-Adviser during the course of the year, to evaluate the New Agreements with respect to the Fund.

At the Board Meetings, the Board met with representatives of NSI who made a presentation to, and responded to questions from, the Board with respect to the Transaction and the New Agreements. The Board requested and received any applicable updates with respect to the information the Adviser reviewed and discussed NSI’s Section 15(c) response and discussed various questions and information

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

with representatives of NSI at the Board Meetings. The Board also met with representatives of the Sub-Adviser at the September 2025 Board Meeting and discussed various questions and information with representatives of the Sub-Adviser, including the Section 15(c) response provided at the September 2025 Meeting. The Board also considered the materials and presentations by Trust officers and representatives of NSI provided at the Board Meetings concerning the New Agreements. Throughout the process, the Board had numerous opportunities to ask questions of, and request additional materials from, NSI and the Sub-Advisers. The Board met in executive sessions with independent counsel at which no representatives of management were present to consider the approval of the New Agreements with respect to the Fund.

The Board also took into account information reviewed by it at the Board Meetings that was relevant to its consideration of the New Agreements respect to the Fund, including certain performance, advisory fee and other expense information and discussions with the Fund’s portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgment. The Board noted that the information received and considered by the Board was both written and oral.

In determining whether to approve the New Agreements respect to the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the New Agreements with respect to the Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the New Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the New Agreements and, throughout the evaluation process, the Board was assisted by independent counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the New Agreements with respect to the Fund is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the Fund’s advisory arrangements at the September 2025 Board Meeting and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. The Board considered information regarding the nature, extent and quality of services being provided to the Fund by NSI and the Sub-Adviser under the New Agreements. The Board considered the services historically provided by NSI and the Sub-Adviser to the Fund and its shareholders under the Current Advisory Agreement and Current Sub-Advisory Agreement and noted that the New Agreements will be substantially similar to the Current Advisory Agreement with respect to the services to be provided to the Fund. The Board noted the non-investment advisory services being provided by NSI, including the supervision and coordination of the Fund’s service providers and the provision of related administrative and other services. The Board also considered NSI’s and the Sub-Adviser’s reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of NSI, if any, its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Fund.

Based on the information provided by NSI, including that NSI currently expected no material changes as a result of the Transaction in (i) personnel or operations of NSI or (ii) third parties providing operational services to the Fund, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders were very likely to continue under the New Agreements. The Board considered NSI’s expectation that the Fund may benefit from the expanded distribution resources that would become available to NSI following the Transaction. The Board also noted NSI’s view that no “unfair burden” would be imposed on the Fund as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided by NSI to the Fund and its shareholders.

In addition, the Board considered NSI’s and the Sub-Adviser’s professional personnel who provide or will provide services to the Fund, including NSI’s and the Sub-Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board considered the compliance programs and compliance records and regulatory history of NSI and the Sub-Adviser. The Board noted NSI’s and the Sub-Adviser’s support of the Fund’s compliance control structure, including the resources that are devoted by NSI and the Sub-Adviser in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of NSI and the Sub-Adviser to address cybersecurity risks and invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of NSI and the Sub-Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

NSI’s and the Sub-Adviser’s policies and procedures, including the Trust’s CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

The Board considered the Fund’s ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that NSI has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser provides under the Current Sub-Advisory Agreement respect to the Fund, as well as the services to be provided under the New Sub-Advisory Agreement and the Interim Sub-Advisory Agreement with respect to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by NSI and not delegated to or assumed by the Sub-Adviser in connection with the services provided to the Fund. These responsibilities and risks include entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk. The Board also considered the process used by NSI, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Current Advisory Agreement. In addition, the Board considered its familiarity with NSI’s personnel obtained from the Board’s oversight of the Fund, as well as the affiliation between NSI and the Sub-Adviser and any potential conflicts of interest. The Board also took into account NSI’s discussion of the organizational structure of the Sub-Adviser and the services to be provided to the Fund.

The Board also considered Azimut Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of NSI is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by NSI, the Board concluded that Azimut Group’s acquisition of NSI could potentially enhance the nature, quality, and extent of services provided to the Fund and its shareholders.

With respect to the Sub-Adviser, which provides day-to-day portfolio management services for the Fund, subject to oversight by NSI, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of the Fund’s portfolio managers the number of accounts managed by the portfolio managers, and the Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that NSI has the oversight responsibility for conflicts of interest relating to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge of the Sub-Adviser’s management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in prior years. The Board concluded that approval of the New Sub-Advisory Agreement and the Interim Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, based on the information provided to it, does not involve a conflict of interest from which the Adviser, the Sub-Adviser, or any officer or Trustee of the Fund or any officer or board member of NSI derives an inappropriate advantage.

With respect to the Interim Advisory Agreement and the Interim Sub-Advisory Agreement, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Advisory Agreement and the Interim Sub-Advisory Agreement are at least equivalent to the scope and quality of services provided under the Current Advisory Agreement and the Current Sub-Advisory Agreement with NSI and the Sub-Adviser, respectively.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by NSI and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the New Agreements respect to the Fund. In addition, the Board concluded that the Fund was likely to benefit from services to be provided under the New Agreements respect to the Fund.

Fund Performance. In considering the performance of the Fund, the Board noted that changes are not expected to be made to the Fund’s portfolio manager(s) or investment strategies as a result of the Transaction. The Board reviewed the performance of the Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided by NSI and the Sub-Adviser concerning Fund performance, including a comparison of the investment performance of the

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

Fund to its benchmark (or index), as well as comparative fee information provided by the Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of the Fund to a universe of peer funds.

The Board received information at the Board Meetings, and throughout the year, concerning, and discussing factors contributing to, the performance of the Fund relative to its benchmark(s) and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of the Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether the Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted NSI’s discussion of any differences in the investment strategies of the Fund relative to its peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Fund is managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of the Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among the Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that NSI and the Sub-Adviser would continue to have the capability of providing satisfactory investment performance for the Fund.

Advisory Fees and Expenses. The Board reviewed and considered the advisory fee rate that will be paid to NSI under the New Advisory Agreement and the Interim Advisory Agreement with respect to the Fund and the Fund’s total net expense ratio. The Board noted that the advisory fee rate to be paid by the Fund to NSI under the New Advisory Agreement was different from the advisory fee rate paid by the Fund to NSI under the Current Advisory Agreement. Under the Current Advisory Agreement, NSI is paid 0.50% for fund assets invested in non-affiliated investments and 0.00% for fund assets invested in affiliated investments. Under the New Advisory Agreement, NSI will be paid 0.20% for all fund assets, regardless of what they are invested in. The Board confirmed that the advisory fee under the Interim Advisory Agreement was the same as under the Current Advisory Agreement. The Board also confirmed that the sub-advisory fee under the Interim Sub-Advisory Agreement was the same as under the Current Sub-Advisory Agreement.

The Board considered NSI’s reasons for proposing the modification to the advisory fee structure and rate, including NSI’s belief that the current advisory fee structure and rate impairs NSI’s ability to market and grow the Fund’s assets as third-party analysts and rating services frequently list the Fund’s management fee as the highest fee level that NSI can be paid (0.50%), and not the Fund’s effective fee rate when taking into account the Fund’s actual investments, which fee rate was 0.21% for the most recent fiscal year ended May 31, 2025 and has been in the range of 0.18% - 0.21% over the last four years of operations. The Board also considered NSI’s statement that it currently manages another fund-of-funds for which it is paid a fee of 0.20% regardless of such fund’s investments and NSI’s belief that the proposed change to the Fund’s advisory fee structure and rate would harmonize the management fees of both funds as two similar fund-of-funds marketed by NSI. In addition, the Board noted NSI’s statement that the portfolio managers of both the Fund and the other fund-of-funds managed by NSI are the same and thus have experience in managing any potential conflicts of interest. The Board also considered NSI’s belief that the proposed change to the Fund’s advisory fee structure and rate would also remove the potential conflict of interest in choosing a fund to invest in based upon the fees that can be charged to the Fund.

The Board also considered NSI’s belief that the proposed change to the advisory fee structure and rate is not expected to have a material impact on the operating expenses of the Fund. In that regard, the Board noted NSI’s statement that the proposed advisory fee rate of 0.20% was less than the Fund’s effective advisory fee rate for the most recent fiscal year ended May 31, 2025 and noted that the Fund’s effective advisory fee rate had been approximately 0.18% to 0.21% over the last four years of operations. The Board considered NSI’s belief that fixing the new advisory fee rate at 0.20% for all fund assets should result in a minimal, if any, impact on the Fund’s operating expenses. The Board also considered NSI’s agreement to amend the current expense limitation agreement in place with respect to the Fund to reduce the expense cap for each share class by 0.05% from the current expense caps of 1.20% (for its Class A shares) and 1.17% (for its Class I shares) to new expense caps of 1.15% (for its Class A shares) and 1.12% (for its Class I shares), although the Board noted that the Fund is currently operating under its expense cap for both share classes.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

The Board reviewed information in the Broadridge Report comparing the Fund’s current effective advisory fee rate and total expense ratio relative to a group of its peer funds. The Board also compared the proposed advisory fee rate to be paid by the Fund under the New Advisory Agreement to the rates paid by the group of its peer funds. While the Board recognized that comparisons between the Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of the Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of the Fund’s expenses and also noted certain cost savings initiatives implemented by NSI with respect to the Fund. The Board also noted that NSI had entered into fee waiver and expense reimbursement arrangements with respect to the Fund, and NSI agreed to continue such arrangements under the New Advisory Agreement with the expense cap for each share class lowered by 0.05%. The Board noted that the Fund’s current operating expenses for the year ended May 31, 2025 were below the Expense Caps for the Fund’s share classes and therefore no advisory fees were waived or expenses reimbursed by the Adviser for such period under the fee waiver and expense reimbursement arrangements with respect to the Fund. The Board took into account the factors that NSI reported that contributed to any expenses that were relatively higher than the peer group comparative data.

The Board also received and considered information about the portion of the advisory fee that is currently being retained, and under the New Sub-Advisory Agreement respect to the Fund will be retained, by NSI after payment of the fee to the Sub-Adviser for sub-advisory services. The Board noted that, similar to the Fund advisory fee rate change in the New Advisory Agreement, the sub-advisory fee rate with respect to the Fund that will be paid by NSI to the Sub-Adviser pursuant to the New Sub-Advisory Agreement will change to a single rate to be paid by NSI for all fund assets, regardless of what they are invested. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by NSI and not delegated to or assumed by the Sub-Adviser, and about NSI’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to the Sub-Adviser were paid by NSI and not the Fund. The Board considered NSI’s explanation that the sub-advisory fees are priced at a competitive level. The Board considered and evaluated the fact that the Sub-Adviser is affiliated with NSI.

The Board also noted NSI’s representation that the services to be provided to the Fund are not duplicative of the advisory services provided to the underlying funds in which the Fund may invest.

Based on the foregoing expense data and information provided by NSI, the Board concluded that none of the Transaction, the New Advisory Agreement, the Interim Advisory Agreement, Interim Sub-Advisory Agreement or the New Sub-Advisory Agreement with respect to the Fund would likely have an adverse effect on the Fund’s expenses because (i) NSI does not believe the modification of the advisory fee structure and rate will result in a meaningful increase to the Fund’s expense ratio and could, in fact, result in a decrease to the Fund’s expense ratio, (ii) the Board was assured by NSI that, other than decreasing the expense cap for each share class by 0.05%, they had no current intention to change NSI’s existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) NSI had committed to pay all costs related to the proxy solicitation, and (iv) NSI represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Fund for the first two years after the Closing. In addition, based on information provided by NSI, the Board concluded that NSI would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Fund under the New Advisory Agreement and Interim Advisory Agreement as is the case under the Current Advisory Agreement. The Board also concluded that Azimut Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in NSI to the extent that Azimut Group determined it was appropriate.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to NSI under the New Advisory Agreement and the Interim Advisory Agreement with respect to the Fund was reasonable.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Sub-Adviser under the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement with respect to the Fund was reasonable.

Profitability. The Board received and considered information concerning NSI’s costs of sponsoring the Fund and the profitability to NSI and its respective affiliates from providing services to the Fund. The Board noted that the levels of profitability may be affected by numerous factors.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

At the September 2025 Board Meeting, the Board reviewed profitability analyses prepared by NSI and considered the total profits of NSI from its relationship with the Fund. At the September 2025 Board Meeting, the Board found that the management fees charged to the Fund under the Current Advisory Agreement were reasonable in light of the services rendered and the level of profitability of NSI. At the October 2025 Board Meeting, NSI advised the Board that NSI did not expect the Transaction to materially affect the overall profitability of NSI compared to the level of profitability considered during the September 2025 Board Meeting because NSI advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs as a result of the Transaction were expected to be substantially the same. The Board also considered that NSI does not expect that the amount it will be paid by the Fund will increase in any material respect as a result of the amended advisory fee structure and rate under the New Advisory Agreement with respect to the Fund. Accordingly, the Board concluded that NSI’s and its affiliates’ profitability, if any, from its respective relationships with the Fund, after taking into account a reasonable allocation of costs, would continue to not be excessive.

The Board also received information relating to the operations and profitability to the Sub-Adviser from providing services to the Fund. The Board considered that the sub-advisory fees are paid by the Adviser and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the potential for NSI to experience economies of scale in the provision of advisory services to the Fund as the Fund grew. The Board considered that NSI may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board also took into account management’s discussion of the Fund’s proposed new fee structure and rate under the New Advisory Agreement with respect to the Fund. The Board also considered the effect of the Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Board concluded that, especially in light of the current stage of development of the Fund, NSI’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

The Board recognized that, because the Fund’s sub-advisory fees are paid by the Adviser, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Interim Advisory Agreement and the New Advisory Agreement.

“Fall-Out” Benefits. The Board acknowledged that NSI would continue to benefit from potential “fall-out” or ancillary benefits that NSI and its affiliates may receive as a result of their relationships with the Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in NSI’s business as a result of its relationships with the Fund. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by NSI and its affiliates to be unreasonable.

In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of their relationships with the Fund, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients, as well as other benefits from increases in assets under management. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Sub-Adviser and its affiliates to be unreasonable.

Conclusion. At the Board Meetings, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, comprised solely of Independent Trustees, concluded that the approval of the New Agreements with respect to the Fund, included the revised advisory fee rate payable to NSI thereunder, was in the best interest of the Fund and its shareholders.

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SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION

NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND
INCOME SECURITIES ETF

NOVEMBER 30, 2025

North Square Investments | www.northsquareinvest.com

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

SCHEDULE OF INVESTMENTS

November 30, 2025 (Unaudited)

Shares		Fair Value
	PREFERRED STOCKS — 22.4%
	COMMUNICATIONS — 2.7%
	TELECOMMUNICATIONS — 2.7%
29,000	AT&T, Inc., 5.00%	$579,130
	TOTAL COMMUNICATIONS (Cost $592,622)	579,130

	FINANCIALS — 19.7%
	ASSET MANAGEMENT — 1.5%
13,000	Charles Schwab Corp. (The), Series D, 5.95%	324,480

	BANKING — 12.8%
23,000	Citizens Financial Group, Inc., 6.50%	585,120
23,000	Comerica, Inc., 6.88%	593,400
18,200	Huntington Bancshares Inc., Series J, 6.88%	469,560
18,800	KeyCorp, Series H, 6.20%	475,264
9,000	Regions Financial Corp., 5.70%	230,490
14,450	UMB Financial Corp., 7.75%	386,249
		2,740,083
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
11,500	Morgan Stanley, 6.50%	296,930

	INSURANCE — 1.2%
9,969	Allstate Corp. (The), 7.38%	264,577

	SPECIALTY FINANCE — 2.8%
16,250	Capital One Financial Corp., 5.00%	310,863
11,647	Synchrony Financial, Series B, 8.25%	304,103
		614,966
	TOTAL FINANCIALS (Cost $4,197,301)	4,241,036

	TOTAL PREFERRED STOCKS (Cost $4,789,923)	4,820,166

Principal Amount ($)
	CORPORATE BONDS — 73.7%
	CONSUMER DISCRETIONARY — 2.6%
	AUTOMOTIVE — 2.6%
550,000	General Motors Financial Co., Inc., 6.50%, 3/30/73 (SOFR + 344bps)(a)(b)	554,319

	ENERGY — 5.3%
	OIL & GAS PRODUCERS — 5.3%
550,000	BP Capital Markets PLC, 6.45%, 3/01/74 (H15T5Y + 240bps)(a)(b)	584,989
550,000	Transcanada Trust, 5.30%, 3/15/77 (US0003M + 321bps)(a)	548,746
		1,133,735

See accompanying Notes to Financial Statements.

1

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS — 73.7% (Continued)
	FINANCIALS — 58.3%
	ASSET MANAGEMENT — 3.4%
300,000	Charles Schwab Corp. (The), 5.00%, 3/04/72 (H15T5Y + 326bps)(a)(b)	$299,501
400,000	UBS Group A.G., 9.25%, 5/13/72 (H15T5Y + 475bps)(a)(b)(c)	440,313
		739,814
	BANKING — 42.4%
200,000	Banco Bilbao Vizcaya Argentaria S.A., 9.38%, 9/19/73 (H15T5Y + 510bps)(a)(b)	223,427
200,000	Banco Santander SA, 9.63%, 2/21/73 (H15T5Y + 531bps)(a)(b)	222,763
600,000	Bank of America Corp., 6.30%, 12/29/49 (CMETRMSOFR + 455bps)(a)(b)	604,304
500,000	Bank of Montreal, 7.70%, 5/26/84 (H15T5Y + 345bps)(a)	532,288
500,000	Bank of Nova Scotia (The), Series 4, 8.63%, 10/27/82 (H15T5Y + 439bps)(a)	531,295
500,000	Canadian Imperial Bank of Commerce, 7.00%, 10/28/85 (H15T5Y + 300bps)(a)	516,040
650,000	Citigroup, Inc., 7.63%, 2/15/72 (H15T5Y + 321bps)(a)(b)	680,009
200,000	First Citizens BancShares, Inc., 8.27%, 6/15/70 (TSFR3M + 423bps)(a)(b)(c)	204,339
200,000	HSBC Holdings PLC, 7.05%, 12/05/73(a)(b)	207,652
400,000	ING Groep N.V., 5.75%, 11/16/73 (H15T5Y + 434bps)(a)(b)	402,124
650,000	JPMorgan Chase & Co., 6.88%, 3/01/74 (H15T5Y + 274bps)(a)(b)	686,299
200,000	Lloyds Banking Group PLC, 8.00%, 3/27/70 (H15T5Y + 391bps)(a)(b)	216,197
200,000	NatWest Group PLC, 8.13%, 6/30/72 (H15T5Y + 375bps)(a)(b)	224,012
400,000	Nordea Bank Abp, 6.63%, 9/26/74 (H15T5Y + 411bps)(a)(b)(c)	403,731
600,000	PNC Financial Services Group, Inc. (The), 6.25%, 6/15/73 (H15T7Y + 281bps)(a)(b)	617,399
525,000	Royal Bank of Canada, 7.50%, 5/02/84 (H15T5Y + 289bps)(a)	556,326
200,000	Standard Chartered PLC, 7.75%, 2/15/73 (H15T5Y + 498bps)(a)(b)(c)	207,669
500,000	Toronto-Dominion Bank (The), 8.13%, 10/31/82 (H15T5Y + 408bps)(a)	527,152
300,000	Truist Financial Corp., Series N, 6.67%, 3/01/73 (H15T5Y + 300bps)(a)(b)	300,766
600,000	US Bancorp, 5.30%, 12/29/49 (SOFR + 291bps)(a)(b)	601,567
600,000	Wells Fargo & Co., 7.63%, 9/15/73 (H15T5Y + 361bps)(a)(b)	639,664
		9,105,023
	INSTITUTIONAL FINANCIAL SERVICES — 10.2%
575,000	Bank of New York Mellon Corp. (The), 6.30%, 3/20/74 (H15T5Y + 230bps)(a)(b)	596,330
600,000	Goldman Sachs Group, Inc. (The), 7.50%, 8/18/70 (H15T5Y + 316bps)(a)(b)	637,970
350,000	Morgan Stanley, 7.46%, 9/15/70 (TSFR3M + 342bps)(a)(b)	352,311
575,000	State Street Corp., 6.70%, 3/15/74 (H15T5Y + 261bps)(a)(b)	597,400
		2,184,011
	SPECIALTY FINANCE — 2.3%
500,000	Air Lease Corp., 6.00%, 9/15/73 (H15T5Y + 256bps)(a)(b)	485,882

See accompanying Notes to Financial Statements.

2

SCHEDULE OF INVESTMENTS – Continued

November 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS — 73.7% (Continued)
	UTILITIES — 7.5%
	ELECTRIC UTILITIES — 7.5%
600,000	Dominion Energy, Inc., 4.35%, 12/09/71 (H15T5Y + 320bps)(a)(b)	$594,354
400,000	Electricite de France SA, 9.13%, 6/15/73 (H15T5Y + 541bps)(a)(b)(c)	463,861
500,000	Vistra Corp., 8.88%, 1/15/71 (H15T5Y + 505bps)(a)(b)(c)	558,882
		1,617,097

	TOTAL CORPORATE BONDS (Cost $15,558,589)	15,819,881
	TOTAL INVESTMENTS — 96.1% (Cost $20,348,512)	$20,640,047
	Other Assets in Excess of Liabilities — 3.9%	841,100
	NET ASSETS — 100.0%	$21,481,147

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $2,278,795 or 10.5% of net assets.

See accompanying Notes to Financial Statements.

3

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2025 (Unaudited)

Assets
Investments, at cost	$20,348,512
Investments, at value	$20,640,047
Cash	705,091
Dividends and interest receivable	210,579
Total Assets	21,555,717

Liabilities
Income Payable	67,536
Due to Adviser (Note 3)	7,034
Total Liabilities	74,570

Net Assets	$21,481,147

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,139,304
Accumulated earnings (deficits)	341,843
Net Assets	$21,481,147
Shares of beneficial interest issued and outstanding	840,000
Net asset value, redemption and offering price per share	25.57

See accompanying Notes to Financial Statements.

4

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2025 (Unaudited)

Investment Income
Dividend income	$98,046
Interest income	368,394
Total investment income	466,440

Expenses
Advisory fees (Note 3)	49,714
Net operating expenses	49,714
Net investment income	416,726

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	30,061
Net realized gain (loss)	30,061
Net change in unrealized appreciation (depreciation) on:
Investments	251,510
Net change in unrealized appreciation	251,510
Net realized and change in unrealized gain on investments	281,571
Net increase in net assets resulting from operations	$698,297

See accompanying Notes to Financial Statements.

5

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2025 (Unaudited)	For the Period Ended May 31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$416,726	$261,192
Net realized gain (loss) on investments	30,061	(26,613)
Net change in unrealized appreciation on investments	251,510	40,025
Net increase in net assets resulting from operations	698,297	274,604

Distributions to Shareholders
From Earnings	(396,782)	(234,276)
From Return of Capital	—	(20,222)
Total distributions	(396,782)	(254,498)

Capital Transactions
Proceeds from shares sold	9,175,584	12,719,651
Amount paid for shares redeemed	—	(735,709)
Net increase in net assets resulting from capital transactions	9,175,584	11,983,942
Total Increase in Net Assets	9,477,099	12,004,048

Net Assets
Beginning of period	$12,004,048	$—
End of period	$21,481,147	$12,004,048

Share Transactions
Shares sold	360,000	510,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	(30,000)
Total Class	360,000	480,000

Net increase in shares outstanding	360,000	480,000

(a)	For the period December 18, 2024 (commencement of operations) to May 31, 2025.

See accompanying Notes to Financial Statements.

6

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

FINANCIAL HIGHLIGHTS

(For the shares outstanding during each period)

	For the Six Months Ended November 30, 2025 (Unaudited)		For the Period Ended May 31, 2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.01		$25.00

Investment operations:
Net investment income	0.64		0.60
Net realized and unrealized gain (loss)	0.47		(0.03)
Total from investment operations	1.11		0.57

Less distributions:
Net investment income	(0.55)		(0.51)
From net realized gains	—		—
Return of capital	—		(0.05)
Total distributions	(0.55)		(0.56)

Net asset value, end of period	$25.57		$25.01
Market price, end of period	$25.58		$25.01

Total Return(b)	4.61	%(c)	2.31	%(c)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,481		$12,004
Ratio of expenses to average net assets	0.60	%(d)	0.60	%(d)
Ratio of net investment income (loss) to average net assets	5.01	%(d)	5.32	%(d)
Portfolio turnover rate(e)	5	%(c)	9	%(c)

(a)	For the period December 18, 2024 (commencement of operations) to May 31, 2025.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

7

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

Note 1 – Organization

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “Fund”) is organized as a series of Exchange Place Advisors Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The is a diversified fund. The Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment objective of the Fund is to seek high current income and long-term capital appreciation with an emphasis on tax-advantaged qualified dividend income (“QDI”).

Each series operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the North Square Investments, LLC (“NSI” or the “Adviser”), who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value (“NAV”) of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser, as Valuation Designee, for all fair value determinations and responsibilities, with respect to the Fund, pursuant to procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determination. The actions of the Adviser’s Valuation Committee and the Valuation Designee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

8

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Adviser during the quarter.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

In certain circumstances, the Fund employs fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available. The Board received a report on all securities that were fair valued by the Adviser during the quarter.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. This evaluation requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the current tax year, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of all or substantially all of its net investment income, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the period from net investment income may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

9

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Under the terms of the Advisory Agreement, the Fund pays a monthly investment advisory fee to the Adviser based on the Fund’s average daily net assets at an annual rate of 0.60% of the Fund’s average daily net assets. Fees paid to the Adviser for the period ended November 30, 2025, are reported on the Statement of Operations.

The Adviser engages Red Cedar Investment Management, LLC (“Red Cedar” or the “Sub-Adviser”) to manage the Fund. The Adviser pays the Sub-Advisers from its advisory fees.

The Fund’s management fee is a “unitary” fee that includes all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator. The Adviser pays the Administrator in accordance with the agreements for such services.

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Adviser pays the Distributor a fee for its distribution related services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $18,750, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. Each Independent Trustee receives from the Trust a fee of $2,000 for a meeting of the Board other than a regularly scheduled meeting. Effective January 1, 2026, the annual retainer is increasing from $50,000 to $52,500.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Note 4 – Federal Income Taxes

At November 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Tax cost of investments	$20,348,512
Gross unrealized appreciation	315,130
Gross unrealized depreciation	(23,595)
Net unrealized appreciation (depreciation) on investments	$291,535

10

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Reclassifications are caused primarily by the utilization of earnings and profits distributed to shareholders on redemption of shares, net operating losses, return of capital, and taxable overdistributions. For the year ended May 31, 2025, there were no permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss.

As of May 31, 2025, the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Distributions payable	$(56,160)
Other temporary difference	88,079
Accumulated capital and other losses	(31,616)
Unrealized appreciation (depreciation) on investments	40,025
Total accumulated deficit	$40,328

The tax character of distributions paid for the fiscal year ended May 31, 2025, were as follows:

2025
Distributions paid from:
Ordinary income	$178,116
Return of capital	20,022
Total distributions paid	$198,138

As of May 31, 2025, the Fund had short term capital loss carryforwards of $31,616. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Note 5 – Investment Transactions

For the six months ended November 30, 2025, purchases and sales of investment securities, other than short-term investments, were $9,560,767 and $712,609, respectively.

For the six months ended November 30, 3025, there were no purchases and sales for in-kind transactions.

For the six months ended November 30, 3025, the Fund had no in-kind net realized gains.

There were no purchases or sales of long-term U.S. government obligations during the six months ended November 30, 3025.

Note 6 – Capital Share Transactions

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions

11

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

(“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended November 30, 2025, the Fund received $3,000 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	$4,820,166	$—	$—	$4,820,166
Corporate Bonds(a)	—	15,819,881	—	15,819,881
Total	$4,820,166	$15,819,881	$—	$20,640,047

(a)	Refer to Schedule of Investments for sector and industry classifications.

12

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Note 9 – Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Preferred Securities Risk. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks. Preferred stock prices tend to move more slowly upwards than common stock prices.

ETF Risks. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. Finally, the market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Note 10 – Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of November 30, 2025, the Fund had 78.0% of the value of its net assets invested in stocks within the Financials sector.

Note 11 – Commitments and Contingencies

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

NOTES TO FINANCIAL STATEMENTS – Continued

November 30, 2025 (Unaudited)

Note 12 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosures.

On January 8, 2026, Azimut Group, an independent global asset manager based in Milan, Italy, via its U.S. subsidiary, Azimut U.S. Holdings Inc., acquired the Adviser (the “Transaction”). The Transaction is not expected to result in any material changes in the day-to-day management of the Fund or the Adviser or to the Fund’s investment objective and principal investment strategies. In connection with the Transaction, the Adviser’s parent company, NSI Holdco, LLC, is being renamed Azimut NSI, LLC.

The closing of the Transaction resulted in a change of control of the Adviser, which caused an “assignment” under the 1940, of the Fund’s then current investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “current advisory agreement”) and resulted in the automatic termination of such agreement with respect to the Fund, effective as of the closing of the Transaction. The Transaction also resulted in the termination of the then current sub-advisory agreement (the “current sub-advisory agreement”) between the Adviser and sub-adviser to the Fund.

At a meeting held on October 7, 2025, the Board considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser with substantially identical terms to the current advisory agreement with respect to the Fund and a new sub-advisory agreement between the Adviser, on behalf of the Fund, and the sub-adviser, with substantially identical terms to the current sub-advisory agreement with respect to the Fund.

At a joint special meeting of shareholders (the “Special Shareholder Meeting”) held on December 19, 2025, shareholders of the Fund approved the new advisory agreement for the Fund. The new sub-advisory agreement with the sub-adviser was entered into with respect to the Fund. Shareholder approval was not required for the new sub-advisory agreement pursuant to the Fund’s “manager-of-managers” exemptive relief from the Securities and Exchange Commission (the “SEC”). The new advisory agreement and sub-advisory agreement will not result in any material changes to the Fund’s investment objective and principal investment strategies or to its portfolio management.

15

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Interim and New Investment Advisory Agreement and Interim and New Investment Sub-Advisory Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory agreement. At a special meeting held on October 7, 2025 (the “October 2025 Board Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve: (i) the interim investment advisory agreement (the “Interim Advisory Agreement”) and the new investment advisory agreement (the “New Advisory Agreement”) between North Square Investments, LLC (the “Adviser” or “NSI”) and the Trust, on behalf of the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “Fund”) and (ii) the interim investment sub-advisory agreement (the “Interim Sub-Advisory Agreement”) and the new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) with Red Cedar Investment Management, LLC (the “Sub-Adviser”) with respect to the Fund. The New Advisory Agreement, Interim Advisory Agreement, New Sub-Advisory Agreement and Interim Sub-Advisory Agreement are collectively referred to as the “New Agreements”.

The Board noted that consideration of approval of the New Agreements is necessary due to the anticipated termination of the current investment advisory agreement (“Current Advisory Agreement”) between the Trust and NSI, on behalf of the Fund, and the current sub-advisory agreement (“Current Sub-Advisory Agreement”) between NSI and the Sub-Adviser in connection with the proposed acquisition of NSI, through its parent company NSI Holdco, LLC, by Azimut Group, via its U.S. subsidiary, Azimut U.S. Holdings Inc. (the “Transaction”).

Based on its evaluation of this information, the Board, comprised solely of Independent Trustees, unanimously approved (i) the Interim Advisory Agreement and the Interim Sub-Advisory Agreement to remain in effect from the date of the closing of the Transaction until the earlier of (a) 150 days from the date of the termination of the Current Advisory Agreement and the Current Sub-Advisory Agreement or (b) the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund; and (ii) the New Advisory Agreement and New Sub-Advisory Agreement for an initial two-year period from the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund.

Approval of Agreements

The Board, comprised solely of Independent Trustees, considered the approval of the New Agreements at the October 2025 Board Meeting and at the quarterly meeting of the Board held on September 23-24, 2025 (the “September 2025 Board Meeting,” and, together with the October 2025 Board Meeting, the “Board Meetings”).

In connection with the Board’s consideration of the New Agreements, the Board received written materials in advance of the Board Meetings, which included information regarding:

●	The Transaction: information about the structure and material terms and conditions of the Transaction, including the expected impact, if any, on the business conducted by NSI.

●	Impact of the Transaction: information regarding any changes to personnel and/or other resources of NSI as a result of the Transaction.

●	Impact of the Transaction on the Fund and its Shareholders: (i) information regarding any potential benefits to the Fund as a result of the Transaction; (ii) a representation that the Fund will not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that NSI intends to continue to be the investment adviser for the Fund, and the Fund’s Sub-Adviser intends to continue be the investment sub-adviser to the Fund and to manage the Fund in a manner consistent with

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North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

ADDITIONAL INFORMATION (Unaudited) – Continued

its current investment objective and principal investments strategies; and (iv) the fact that the Transaction relies on the safe harbor provided by Section 15(f) of the 1940 Act, therefore no “unfair burden” will be imposed on the Fund as a result of the Transaction.

With respect to the New Agreements, the Board considered: (i) a representation that, after the closing of the Transaction, NSI would continue to be the investment adviser for the Fund, the Fund’s Sub-Adviser would continue to be the investment sub-adviser for the Fund, and the Fund would continue to be managed by its Sub-Adviser’s personnel and the same portfolio managers were expected to continue to manage the Fund; (ii) information regarding the terms of the New Agreements, including that such terms are substantially similar to those of the Current Advisory Agreement and the Current Sub-Advisory Agreement (except for the date, term and, with respect to the Interim Advisory Agreement escrow provisions required by applicable regulations, and with respect to the Interim Sub-Advisory Agreement that the Sub-Adviser will not be paid by the Adviser until the Adviser receives its payment under the Interim Advisory Agreement); (iii) information confirming that the fee rate payable under the New Agreements would not increase as a result of the Transaction as compared to the rate under the Current Advisory Agreement and Current Sub-Advisory Agreement; (iv) assurances that the Transaction was not expected to cause any diminution with respect to the nature, extent and quality of any of the services provided to the Fund by NSI as a result of the Transaction; and (v) that no other material changes to management or operations of NSI were anticipated.

In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Fund and its shareholders in connection with the New Agreements, the Board took into account information furnished at prior meetings of the Board, including the September 2025 Board Meeting and a Board meeting held on December 3-4, 2024 (the “Prior 15(c) Review Board Meeting”), at which the Board approved the Fund’s Current Advisory Agreement and the Current Sub-Advisory Agreement, that was relevant to its consideration of the New Agreements, including certain performance, advisory fee and other expense information and discussions with the Fund’s portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgment. In connection with its review of the New Agreements, the Board requested, and NSI and the Sub-Adviser provided, any updates to the foregoing information that was provided by NSI or the Sub-Adviser in connection with the most recent approval of the Fund’s Current Advisory Agreement and the Current Sub-Advisory Agreement at the Prior 15(c) Review Board Meeting. The Board also took into account information provided at the September 2025 Board Meeting in connection with the approval of the current advisory and sub-advisory agreements of other funds in the Trust advised by NSI and the Sub-Adviser.

In connection with its consideration of the New Agreements, the Board requested and reviewed responses from NSI to a Section 15(c) request as well as other information and data provided, including the New Agreements; NSI’s and the Sub-Adviser’s ADV Part 1A, brochure and any brochure supplements; profitability information; comparative information about the Fund’s performance for periods ended June 30, 2025; advisory fees and expense ratios; and other pertinent information. In addition, in connection with its consideration of the New Agreements with respect to the Fund, the Board requested and reviewed responses from NSI to a due diligence questionnaire regarding the Transaction. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by NSI and the Sub-Adviser during the course of the year, to evaluate the New Agreements with respect to the Fund.

At the Board Meetings, the Board met with representatives of NSI who made a presentation to, and responded to questions from, the Board with respect to the Transaction and the New Agreements. The Board reviewed and discussed NSI’s Section 15(c) responses and discussed various questions and information with representatives of NSI at the Board Meetings. The Board also met with representatives of the Sub-Adviser at the September 2025 Board Meeting and discussed various questions and information with representatives of the Sub-Adviser, including Section 15(c) responses provided at the September 2025 Meeting in connection with consideration of the annual renewal of other funds advised by the Sub-Adviser, as well as any relevant updates with the respect to the Fund’s information. The Board also considered the materials and presentations by Trust officers and representatives of NSI provided at the Board Meetings concerning the New Agreements. Throughout the process, the Board had numerous opportunities to ask questions of, and request additional materials from, NSI and the Sub-Adviser. The Board met in executive sessions with independent counsel at which no representatives of management were present to consider the approval of the New Agreements with respect to the Fund.

The Board also took into account information reviewed by it at the Board Meetings that was relevant to its consideration of the New Agreements, including certain performance, advisory fee and other expense information and discussions with the Fund’s portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgment. The Board noted that the information received and considered by the Board was both written and oral.

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North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

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In determining whether to approve the New Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the New Agreements with respect to the Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the New Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the New Agreements and, throughout the evaluation process, the Board was assisted by independent counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the New Agreements with respect to the Fund is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the Fund’s advisory arrangements at the Prior 15(c) Review Board Meeting and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. The Board considered information regarding the nature, extent and quality of services being provided to the Fund by NSI and the Sub-Adviser under the New Agreements. The Board considered the services historically provided by NSI and the Sub-Adviser to the Fund and its shareholders under the Current Advisory Agreement and the Current Sub-Advisory Agreement and noted that the New Agreements will be substantially similar to the Current Advisory Agreement and the Current Sub-Advisory Agreement (except that with respect to the Interim Advisory Agreement, escrow provisions required by applicable regulations, and with respect to the Interim Sub-Advisory Agreement that the Sub-Adviser will not be paid by the Adviser until the Adviser receives its payment under the Interim Advisory Agreement). The Board noted the non-investment advisory services being provided by NSI, including the supervision and coordination of the Fund’s service providers and the provision of related administrative and other services. The Board also considered NSI’s and the Sub-Adviser’s reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of NSI, if any, its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Fund.

Based on the information provided by NSI, including that NSI currently expected no material changes as a result of the Transaction in (i) personnel or operations of NSI or (ii) third parties providing operational services to the Fund, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders were very likely to continue under the New Agreements. The Board considered NSI’s expectation that the Fund may benefit from the expanded distribution resources that would become available to NSI following the Transaction. Based on representations made by NSI, the Board also concluded that it was very unlikely that any “unfair burden” would be imposed on the Fund for the first two years following the closing of the Transaction as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided by NSI to the Fund and its shareholders.

In addition, the Board considered NSI’s and the Sub-Adviser’s professional personnel who provide or will provide services to the Fund, including NSI’s and the Sub-Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board considered the compliance programs and compliance records and regulatory history of NSI and the Sub-Adviser. The Board noted NSI’s and the Sub-Adviser’s support of the Fund’s compliance control structure, including the resources that are devoted by NSI and the Sub-Adviser in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of NSI and the Sub-Adviser to address cybersecurity risks and invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of NSI and the Sub-Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered NSI’s and the Sub-Adviser’s policies and procedures, including the Trust’s CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

The Board considered the Fund’s ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that NSI has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser provides under the Current Sub-Advisory Agreement, as well as the services to be provided under the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by NSI and not delegated to or assumed by the Sub-Adviser in connection with the services provided to the Fund. These responsibilities and risks include entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted

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North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

ADDITIONAL INFORMATION (Unaudited) – Continued

increased regulatory risk. The Board also considered the process used by NSI, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Current Advisory Agreement. In addition, the Board considered its familiarity with NSI’s personnel obtained from the Board’s oversight of the Fund.

The Board also considered Azimut Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of NSI is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by NSI, the Board concluded that Azimut Group’s acquisition of NSI could potentially enhance the nature, quality, and extent of services provided to the Fund and its shareholders.

With respect to the Sub-Adviser, which provides day-to-day portfolio management services for the Fund, subject to oversight by NSI, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that NSI has the oversight responsibility for conflicts of interest relating to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge of the Sub-Adviser’s management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year. The Board concluded that approval of the New Sub-Advisory Agreement and the Interim Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, based on the information provided to it, does not involve a conflict of interest from which the Adviser, the Sub-Adviser, or any officer or Trustee of the Fund or any officer or board member of NSI derives an inappropriate advantage.

With respect to the Interim Advisory Agreement and the Interim Sub-Advisory Agreement, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Advisory Agreement and the Interim Sub-Advisory Agreement are at least equivalent to the scope and quality of services provided under the Current Advisory Agreement and the Current Sub-Advisory Agreement with NSI and the Sub-Adviser, respectively.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by NSI and by the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the New Agreements. In addition, the Board concluded that the Fund was likely to benefit from services to be provided under the New Agreements.

Fund Performance. In considering the performance of the Fund, the Board noted that changes are not expected to be made to the Fund’s portfolio managers or investment strategies as a result of the Transaction. The Board reviewed the performance of the Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided by NSI and the Sub-Adviser concerning Fund performance, including a comparison of the investment performance of the Fund to its respective benchmark (or index), as well as comparative fee information provided by the Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of the Fund to a universe of peer funds.

The Board received information at the Board Meetings, and throughout the year, concerning, and discussing factors contributing to, the performance of the Fund relative to its benchmark(s) and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of the Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether the Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted NSI’s discussion of any differences in the investment strategies of the Fund relative to its peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Fund is managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of the Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance.

Based on these considerations, the Board concluded that NSI and the Sub-Adviser would continue to have the capability of providing satisfactory investment performance for the Fund, as applicable.

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North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

ADDITIONAL INFORMATION (Unaudited) – Continued

Advisory Fees and Expenses. The Board reviewed and considered the advisory fee rate of the Fund that will be paid to NSI under the New Advisory Agreement and Interim Advisory Agreement and the Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates that will be paid by NSI to the Sub-Adviser pursuant to the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement. The Board also confirmed that the unitary advisory fee under the Interim Advisory Agreement was the same as under the Current Advisory Agreement. The Board also confirmed that the sub-advisory fee under the Interim Sub-Advisory Agreement was the same as under the Current Sub-Advisory Agreement.

The Board reviewed information in the Broadridge Report comparing the Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between the Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of the Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of the Fund’s expenses and also noted certain cost savings initiatives implemented by NSI across all of the Funds. The Board reviewed and considered the unitary fee rate paid to NSI and that NSI is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto. The Board took into account the factors that NSI reported that contributed to any expenses that were relatively higher than the peer group comparative data.

The Board also received and considered information about the portion of the advisory fee that is being retained by NSI after payment of the fee to the Sub-Adviser for sub-advisory services, if any. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by NSI and not delegated to or assumed by the Sub-Adviser, and about NSI’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to the Sub-Adviser had been negotiated by NSI on an arm’s length basis and were paid by NSI and not the Fund. The Board considered NSI’s explanation that the sub-advisory fee is priced at a competitive level.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by NSI to other types of clients with investment strategies similar to those of the Fund, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

Based on the foregoing expense data and information provided by NSI, the Board concluded that neither the Transaction or the New Agreements would likely have an adverse effect on the Fund’s expenses because (i) the Fund’s contractual fee rate under the New Agreements would remain the same, (ii) NSI had committed to pay all costs related to the proxy solicitation, and (iii) NSI represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Fund for the first two years after the Closing. In addition, based on information provided by NSI, the Board concluded that NSI would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Fund under the New Advisory Agreement and Interim Advisory Agreement as is the case under the Current Advisory Agreement. The Board also concluded that Azimut Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in NSI to the extent that Azimut Group determined it was appropriate.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to NSI under the New Advisory Agreement and the Interim Advisory Agreement with respect to the Fund was reasonable.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Sub-Adviser under the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement with respect to the Fund was reasonable.

Profitability. The Board received and considered information concerning NSI’s costs of sponsoring the Fund and the profitability to NSI and its respective affiliates from providing services to the Fund. The Board noted that the levels of profitability may be affected by numerous factors.

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North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

ADDITIONAL INFORMATION (Unaudited) – Continued

At the Prior 15(c) Review Board Meeting, the Board reviewed profitability analyses prepared by NSI and considered the total profits of NSI from its relationship with the Fund. At the Prior 15(c) Review Board Meeting, the Board found that the management fee charged to the Fund under the Current Advisory Agreement was reasonable in light of the services rendered and the level of profitability of NSI. At the Board Meetings, NSI advised the Board that NSI did not expect the Transaction to materially affect the profitability of NSI compared to the level of profitability considered during the Prior 15(c) Review Board Meeting because the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs as a result of the Transaction were expected to be substantially the same. Accordingly, the Board concluded that NSI’s and its affiliates’ profitability, if any, from its respective relationships with the Fund, after taking into account a reasonable allocation of costs, would continue to not be excessive.

The Board also received information relating to the operations and profitability to the Sub-Adviser from providing services to the Fund. The Board considered representations from the Adviser and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by the Adviser and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the potential for NSI to experience economies of scale in the provision of advisory services to the Fund as the Fund grew. The Board considered that NSI may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board also took into account management’s discussion of the Fund’s fee structure. The Board also considered the effect of the Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Board recognized that, because the Fund’s sub-advisory fees are paid by NSI, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the New Advisory Agreement and Interim Advisory Agreement. The Board concluded that, especially in light of the current stage of development of the Fund, NSI’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

“Fall-Out” Benefits. The Board acknowledged that NSI would continue to benefit from potential “fall-out” or ancillary benefits that NSI and its affiliates may receive as a result of their relationships with the Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in NSI’s business as a result of its relationships with the Fund. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by NSI and its affiliates to be unreasonable.

In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of their relationships with the Fund, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients, as well as other benefits from increases in assets under management. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Sub-Adviser and its affiliates to be unreasonable.

Conclusion. At the Board Meetings, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, comprised solely of Independent Trustees, concluded that the approval of the New Agreements with respect to the Fund was in the best interest of the Fund and its shareholders.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	2/20/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	2/20/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	2/20/2026